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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08918

HIRTLE CALLAGHAN TRUST

(Exact name of registrant as specified in charter)

FIVE TOWER BRIDGE, 300 BARR HARBOR DRIVE, W. CONSHOHOCKEN, PA	19428
(Address of principal executive offices)	(Zip code)

BISYS FUND SERVICES 3435 STELZER RD. COLUMBUS, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 242-9596

Date of fiscal year end: June 30, 2005

Date of reporting period: March 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments

March 31, 2005

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (96.97%)
Institutional Capital Corp. (81.55%)
Banking (6.06%)
BankAmerica Corp.	533,250	$23,516,325
Wells Fargo & Co.	268,400	16,050,320

		39,566,645

Beverages (3.92%)
Cadbury Schweppes PLC	269,300	10,960,510
Pepsico, Inc.	275,700	14,620,371

		25,580,881

Cable (2.26%)
Comcast Corp., Class - A (b)	437,355	14,773,852

Chemicals (2.24%)
BASF AG	207,400	14,632,070

Computer Software & Services (2.14%)
Microsoft Corp.	578,800	13,989,596

Computer Systems (1.63%)
Hewlett Packard Co.	485,350	10,648,579

Conglomerates (2.67%)
Altria Group, Inc.	266,600	17,432,974

Electronic Components & Instruments (0.77%)
Freescale Semiconductor, Inc., Class - B	291,017	5,020,043

Environmental Services (1.39%)
Waste Management, Inc.	315,450	9,100,733

Financial Services (9.77%)
Citigroup, Inc.	542,764	24,391,813
Freddie Mac	128,000	8,089,600
Goldman Sachs Group, Inc.	126,400	13,902,736
J.P. Morgan Chase & Co.	499,850	17,294,810

		63,678,959

Food Processing (1.37%)
Archer- Daniels-Midland Co.	362,750	8,916,395

Hotels & Lodging (2.46%)
Cendant Corp.	780,300	16,027,362

Insurance (2.10%)
The St. Paul Travelers Cos., Inc.	373,366	13,713,733

Manufacturing (6.48%)
Deere & Co.	194,100	13,029,933
Siemens AG-SPONS ADR	188,800	14,926,528
Tyco International, Ltd.	424,250	14,339,650

		42,296,111

Medical Equipment & Supplies (2.59%)
Baxter International, Inc.	327,400	11,125,052
Beckman Coulter, Inc.	86,500	5,747,925

		16,872,977

Metals (1.19%)
Freeport-McMoRan Copper & Gold, Inc., Class - B	196,850	7,797,229

Multimedia (1.98%)
News Corp.	762,700	12,904,884

Networking (0.76%)
Cisco Systems, Inc.	278,400	4,980,576

Oil & Gas (11.58%)
Conoco, Inc.	145,684	15,710,563
Exxon Mobil Corp.	343,850	20,493,459
Halliburton Co.	275,900	11,932,675
Marathon Oil Corp.	272,538	12,787,483
Occidental Petroleum Corp.	204,300	14,540,031

		75,464,211

Pharmaceuticals (3.93%)
GlaxoSmithKline PLC-ADR	83,650	3,841,208
Medimmune, Inc. (b)	290,650	6,920,377
Sanofi-Aventis-ADR	351,597	14,886,616

		25,648,201

Publishing & Printing (1.18%)
R.R. Donnelley & Sons Co.	244,050	7,716,861

Railroads (1.60%)
Canadian Pacific Railway Ltd.	140,000	5,035,800
CSX Corp.	129,900	5,410,335

		10,446,135

Restaurants (2.02%)
McDonald’s Corp.	423,650	13,192,461

Retail (2.68%)
Lowe’s Cos., Inc.	193,150	11,026,934
Staples, Inc.	206,000	6,474,580

		17,501,514

Telecommunications (4.14%)
BellSouth Corp.	743,650	19,550,559
MCI, Inc.	215,450	5,369,014
Motorola, Inc.	138,700	2,076,339

		26,995,912

Utilities (2.64%)
Dominion Resources, Inc.	107,550	8,004,947
Entergy Corp.	130,650	9,231,729

		17,236,676

		532,135,570

State Street Global Advisors (15.42%)
Advertising/Marketing (0.01%)
Interpublic Group of Cos., Inc. (b)	2,200	27,016
Lamar Advertising Co. (b)	299	12,047
Omnicom Group, Inc.	500	44,260

		83,323

Aerospace/Defense (0.14%)
Alliant Techsystems, Inc. (b)	200	14,290
Boeing Co.	1,656	96,810
Goodrich Corp.	1,947	74,551
Lockheed Martin Corp.	6,053	369,596
Northrop Grumman Corp.	5,840	315,243
United Defense Industries, Inc. (b)	200	14,684

		885,174

Airlines & Services (0.01%)
AMR Corp. (b)	1,200	12,840
Southwest Airlines Co.	2,689	38,291

		51,131

Auction House (0.01%)
Adesa, Inc.	1,551	36,231

Auto Parts (0.09%)
American Axle & Manufacturing Holdings, Inc.	700	17,150
Autoliv, Inc.	1,512	72,047
BorgWarner, Inc.	700	34,076
Dana Corp.	2,295	29,353
Delphi Automotive Systems Corp.	7,201	32,260
Genuine Parts Co.	2,867	124,686
Lear Corp.	1,130	50,127
Paccar, Inc.	2,825	204,502
TRW Automotive Holdings Corp. (b)	300	5,829

		570,030

Automobile Production (0.09%)
Ford Motor Co.	28,621	324,276
General Motors Corp., Class - H	7,591	223,099
Navistar International Corp. (b)	409	14,888
Oshkosh Truck Corp.	100	8,199

		570,462

Banking (1.85%)
American Capital Strategies	800	25,128
AmSouth Bancorp.	5,797	150,432
Associated Banc-Corp.	1,985	61,992
Astoria Financial Corp.	1,851	46,830
Bank of America Corp.	66,227	2,920,610
Bank of Hawaii Corp.	815	36,887
Bank of New York Co., Inc.	10,961	318,417
BB&T Corp.	8,989	351,290
BOK Financial, Corp. (b)	324	13,180
Capital One Financial Corp.	1,100	82,247
Capitol Federal Financial	400	13,856
CIT Group, Inc.	3,400	129,200
City National Corp.	684	47,757
Colonial BankGroup, Inc.	2,155	44,221
Comerica, Inc.	2,887	159,016
Commerce Bancshares, Inc.	961	46,320
Compass Bancshares, Inc.	2,072	94,069
Cullen/Frost Bankers, Inc.	766	34,585
Fifth Third Bancorp	1,500	64,470
FirstMerit Corp.	1,320	35,323
Fulton Financial Corp.	1,861	40,551
Hibernia Corp.	2,536	81,177
Hudson United Bancorp	757	26,684
Huntington Bancshares, Inc.	3,700	88,430
Independence Community Bank Corp.	1,431	55,809
International Bancshares Corp.	625	21,669
Janus Capital Group, Inc.	3,731	52,047
Jefferies Group, Inc.	800	30,144
KeyCorp	6,700	217,415
M & T Bank Corp.	1,236	126,146
Marshall & Ilsley Corp.	3,548	148,129
MBNA Corp.	5,000	122,750
Mellon Financial Corp.	4,825	137,706
Mercantile Bankshares Corp.	1,300	66,118
National City Corp.	9,647	323,175
North Fork Bancorp., Inc.	5,642	156,509
Northern Trust Corp.	2,157	93,700
People’s Bank	550	22,523
PNC Bank Corp.	4,577	235,624
Popular, Inc.	4,220	102,630

Sky Financial Group, Inc.	1,600	42,912
Sovereign Bancorp, Inc.	5,850	129,636
SunTrust Banks, Inc.	5,297	381,755
Synovus Financial Corp.	1,500	41,790
TCF Financial Corp.	214	5,810
TD Banknorth, Inc.	1,345	42,018
U.S. Bancorp	27,949	805,490
UnionBanCal Corp.	903	55,309
Valley National Bancorp	1,452	37,433
Wachovia Corp.	26,106	1,329,056
Washington Federal, Inc.	1,360	31,702
Washington Mutual, Inc.	14,119	557,701
Webster Financial Corp.	800	36,328
Wells Fargo Co.	27,399	1,638,460
Whitney Holding Corp.	600	26,706
Wilmington Trust Corp.	1,141	40,049
Zions Bancorp	1,460	100,769

		12,127,690

Beverages (0.09%)
Anheuser-Busch Cos., Inc.	1,200	56,868
Brown-Forman Corp., Class- B	400	21,900
Coca-Cola Co.	3,744	156,012
Coca-Cola Enterprises, Inc.	3,800	77,976
Constellation Brands, Inc., Class - A (b)	1,480	78,248
Molson Coors Brewing Co. Class-B	1,020	78,713
Pepsi Bottling Group, Inc.	200	5,570
PepsiAmericas, Inc.	1,107	25,085
PepsiCo, Inc.	1,400	74,242

		574,614

Biotechnology (0.01%)
ICOS Corp. (b)	534	11,994
Laboratory Corp. of America Holdings (b)	100	4,820
Millenium Pharmaceuticals (b)	1,902	16,015
Protein Design Labs, Inc. (b)	1,300	20,786

		53,615

Broadcasting (0.23%)
Cablevision Systems Corp. (b)	412	11,557
Citadel Broadcasting Co. (b)	300	4,119
Clear Channel Communications, Inc.	4,553	156,942
Comcast Corp., Class - A (b)	34,796	1,175,408
Cox Radio, Inc. (b)	500	8,405
Entercom Communications Corp. (b)	257	9,129
Hearst- Argyle Television, Inc.	600	15,300
Liberty Media International, Inc., Class - A (b)	957	41,859
Radio One, Inc. (b)	800	11,800
The DIRECTV Group, Inc. (b)	991	14,290
UnitedGlobalCom, Inc. (b)	884	8,363
Univision Communications, Inc., Class - A (b)	1,440	39,874

		1,497,046

Business Services (0.03%)
Equifax, Inc.	600	18,414
Fair Issac Corp.	200	6,888
IKON Office Solutions, Inc.	1,658	16,398
Manpower, Inc.	747	32,509
PHH Corp.	578	12,641
Polycom, Inc. (b)	500	8,475
Sabre Holdings Corp.	2,200	48,136

ServiceMaster Co.	2,000	27,000

		170,461

Casinos/Gaming (0.03%)
Caesars Entertainment, Inc. (b)	4,900	96,971
Harrah’s Entertainment, Inc.	849	54,828
MGM Grand, Inc. (b)	800	56,656

		208,455

Chemicals (0.45%)
Air Products & Chemicals, Inc.	3,721	235,502
Cabot Corp.	995	33,263
Dow Chemical Co.	14,149	705,327
E.I. Du Pont De Nemours & Co.	16,179	829,011
Eastman Chemical Co.	1,286	75,874
Engelhard Corp.	2,050	61,562
International Flavors & Fragrance, Inc.	175	6,913
Lubrizol Corp.	1,019	41,412
Monsanto Co.	4,362	281,349
PPG Industries, Inc.	2,792	199,684
Praxair, Inc.	3,726	178,326
Rohm & Haas Co.	2,682	128,736
Sherwin-Williams Co.	1,700	74,783
Sigma-Aldrich Corp.	875	53,594
Valspar Corp.	816	37,977

		2,943,313

Clothing/Apparel (0.09%)
Burlington Industries, Inc.	5,700	285,399
Jones Apparel Group, Inc.	2,100	70,329
Liz Claiborne, Inc.	1,892	75,926
Nordstrom, Inc.	599	33,173
Polo Ralph Lauren Corp.	500	19,400
VF Corp.	1,400	82,796

		567,023

Computer Software & Services (0.17%)
Activision, Inc. (b)	667	9,867
Affiliated Computer Services, Inc. (b)	600	31,944
Applera Corp.	3,100	61,194
Automatic Data Processing, Inc.	1,300	58,435
Avocent Corp. (b)	100	2,566
Bearing Point, Inc. (b)	2,200	19,294
BMC Software, Inc. (b)	2,517	37,755
Cadence Design Systems, Inc. (b)	2,000	29,900
Ceridian Corp. (b)	761	12,975
CheckFree Corp. (b)	400	16,304
Computer Sciences Corp. (b)	3,057	140,163
Compuware Corp. (b)	6,010	43,272
Electronic Data Systems Corp.	8,125	167,944
EMC Corp. (b)	7,800	96,096
Foundry Networks, Inc. (b)	900	8,910
IAC/InterActiveCorp. (b)	2,715	60,463
Maxtor Corp. (b)	2,300	12,236
McAfee, Inc. (b)	300	6,768
Navteq Corp.	200	8,670
NCR Corp. (b)	594	20,042
SanDisk Corp. (b)	500	13,900
Siebel Systems, Inc. (b)	1,300	11,869
Storage Technology Corp. (b)	1,300	40,040
SunGard Data Systems, Inc. (b)	500	17,250
Sybase, Inc. (b)	1,600	29,536
TIBCO Software, Inc. (b)	900	6,705

Unisys Corp. (b)	4,869	34,375
Verisign, Inc. (b)	1,200	34,440
WebMD Corp. (b)	1,676	14,246
Western Digital Corp. (b)	2,500	31,875

		1,079,034

Computer Systems (0.21%)
3Com Corp. (b)	6,846	24,372
Apple Computer, Inc. (b)	6,510	271,272
Ingram Micro, Inc. (b)	1,700	28,339
Microsoft Corp.	29,900	722,683
Oracle Corp. (b)	6,600	82,368
Sun Microsystems, Inc. (b)	54,300	219,372
Tech Data Corp. (b)	921	34,132

		1,382,538

Conglomerates (1.49%)
Altria Group, Inc.	33,350	2,180,757
Dover Corp.	700	26,453
Fortune Brands, Inc.	142	11,449
General Electric Co.	151,512	5,463,523
Hawaiian Electric Industries, Inc.	1,300	33,176
Honeywell International, Inc.	13,957	519,340
ITT Industries, Inc.	951	85,818
Pentair, Inc.	1,710	66,690
Raytheon Co.	7,379	285,567
Rockwell International Corp.	1,071	60,661
SPX Corp.	1,167	50,508
Teleflex, Inc.	549	28,098
Temple - Inland, Inc.	854	61,958
Textron, Inc.	1,897	141,554
United Technologies Corp.	6,326	643,101
W.W. Grainger, Inc.	1,100	68,497

		9,727,150

Construction Materials & Supplies (0.11%)
Carlisle Cos., Inc.	500	34,885
Caterpillar, Inc.	1,352	123,627
Florida Rock Industries, Inc.	350	20,587
Fluor Corp.	806	44,677
Hughes Supply, Inc.	600	17,850
Lafarge Corp.	534	31,212
Louisiana-Pacific Corp.	1,700	42,738
Martin Marietta Materials, Inc.	737	41,213
Masco Corp.	7,105	246,330
RPM International, Inc.	1,888	34,513
Timken Co.	536	14,654
Vulcan Materials Co.	1,670	94,906

		747,192

Consumer Products & Services (0.02%)
Mattel, Inc.	4,000	85,400
The Scotts Co. (b)	300	21,069

		106,469

Containers & Packaging (0.03%)
Ball Corp.	842	34,926
Bemis Co., Inc.	1,672	52,034
Owens - Illinois, Inc. (b)	1,688	42,436
Packaging Corp. of America	849	20,622
Pactiv Corp. (b)	824	19,240
Sealed Air Corp. (b)	200	10,388
Sonoco Products Co.	1,554	44,833

		224,479

Education Services (0.00%)
Laureate Education, Inc.	100	4,279

Electronic Components & Instruments (0.54%)
Agilent Technologies, Inc. (b)	593	13,165
American Power Conversion Corp.	1,400	36,554
AMETEK, Inc.	400	16,100
Applied Micro Circuits Corp. (b)	3,200	10,528
Arrow Electronics, Inc. (b)	1,760	44,616
Avnet, Inc. (b)	1,938	35,698
AVX Corp.	420	5,145
Diebold, Inc.	1,129	61,926
Eaton Corp.	2,400	156,960
Emerson Electric Co.	5,453	354,063
Energizer Holdings, Inc. (b)	651	38,930
Freescale Semiconductor, Inc.	1,000	17,250
General Dynamics Corp.	2,687	287,643
Hewlett Packard Co.	49,615	1,088,553
Hubbell, Inc., Class - B	946	48,341
International Business Machines Corp.	9,193	840,056
International Rectifier Corp. (b)	200	9,100
Intersil Holding Corp.	1,000	17,320
Johnson Controls, Inc.	2,342	130,590
Mettler-Toledo International, Inc. (b)	300	14,250
Micron Technology, Inc. (b)	5,200	53,768
Molex, Inc.	259	6,827
Parker-Hannifin Corp.	1,886	114,895
PerkinElmer, Inc.	1,000	20,630
Sanmina-SCI Corp. (b)	3,500	18,270
Tektronix, Inc.	230	5,642
Thermo Electron Corp. (b)	1,100	27,819
Vishay Intertechnology, Inc. (b)	1,955	24,301

		3,498,940

Entertainment (0.10%)
Metro-Goldwyn-Mayer, Inc.	853	10,193
The Walt Disney Co.	23,325	670,128

		680,321

Financial Services (1.79%)
A.G. Edwards, Inc.	1,220	54,656
Allied Capital Corp.	2,030	52,983
Ambac Financial Group, Inc.	1,310	97,923
Americredit Corp. (b)	2,408	56,444
Bear Stearns Cos., Inc.	1,900	189,810
Charles Schwab Corp.	1,600	16,816
Citigroup, Inc.	83,985	3,774,285
Convergys Corp. (b)	2,300	34,339
Countrywide Credit Industries, Inc.	9,054	293,893
Deluxe Corp.	900	35,874
E*TRADE Group, Inc. (b)	2,500	30,000
Federated Investors, Inc.	100	2,831
First Horizon National Corp.	2,100	85,659
Franklin Resources, Inc.	2,236	153,501
Freddie Mac	10,237	646,978
Fremont General Corp.	400	8,796
Friedman, Billings, Ramsey Group, Inc.	800	12,696
Golden West Financial Corp.	2,722	164,681
Goldman Sachs Group, Inc.	5,036	553,910
Hartford Financial Services Group, Inc.	4,719	323,535
IndyMac Mortgage Holdings, Inc.	494	16,796
Instinet Group, Inc. (b)	2,300	13,524
J.P. Morgan Chase & Co.	57,840	2,001,263

Lehman Brothers Holdings, Inc.	4,513	424,944
Merrill Lynch & Co., Inc.	15,495	877,017
MGIC Investment Corp.	1,624	100,152
MoneyGram International, Inc.	900	17,001
Morgan Stanley	15,586	892,298
Nationwide Financial Services, Inc.	1,000	35,900
New York Community Bancorp	4,249	77,162
Nuveen Investments, Inc.	100	3,432
Principal Financial Group	5,197	200,033
Providian Financial Corp. (b)	3,200	54,912
Raymond James Financial, Inc.	1,025	31,058
Regions Financial Corp.	7,477	242,255
South Financial Group, Inc.	1,200	36,648
Student Loan Corp.	100	20,901
Viad Corp.	225	6,053
W Holding Co., Inc.	918	9,244
Westcorp	300	12,675

		11,662,878

Food - Retail (0.08%)
Albertson’s, Inc.	6,100	125,965
Kroger Co. (b)	11,752	188,384
Safeway, Inc. (b)	7,300	135,269
Supervalu, Inc.	2,093	69,802

		519,420

Food Processing (0.24%)
Archer-Daniels-Midland Co.	9,445	232,157
Campbell Soup Co.	1,781	51,685
ConAgra Foods, Inc.	8,591	232,129
Dean Foods Co. (b)	2,350	80,605
Del Monte Foods Co. (b)	3,000	32,550
General Mills, Inc.	4,699	230,956
H.J. Heinz Co.	2,737	100,831
Hershey Foods Corp.	600	36,276
Hormel Foods Corp.	1,209	37,612
J.M. Smucker Co.	900	45,270
Kellogg Co.	1,600	69,232
Kraft Foods, Inc.	4,428	146,345
McCormick & Co., Inc.	448	15,425
Pilgrim’s Pride Corp.	200	7,144
Sara Lee Corp.	6,655	147,475
Smithfield Foods, Inc. (b)	1,374	43,350
Tootsie Roll Industries, Inc.	424	12,731
Tyson Foods, Inc., Class - A	3,618	60,348
William Wrigley Jr. Co.	129	8,459

		1,590,580

Funeral Services (0.01%)
Service Corp. International (b)	5,340	39,943

Furniture & Fixtures (0.02%)
Hillenbrand Industry, Inc.	627	34,780
Leggett & Platt, Inc.	1,840	53,138
Mohawk Industries, Inc. (b)	372	31,360

		119,278

Health Care (0.15%)
Community Health Systems, Inc. (b)	500	17,455
HCA, Inc.	4,100	219,637
Health Management Associates, Inc., Class-A	300	7,854
Health Net, Inc. (b)	1,800	58,878
Humana, Inc. (b)	2,656	84,833
Manor Care, Inc.	342	12,435
McKesson Corp.	2,640	99,660

Medco Health Solutions, Inc. (b)	2,426	120,257
Omnicare, Inc.	376	13,329
Tenet Healthcare Corp. (b)	7,700	88,781
Triad Hospitals, Inc. (b)	725	36,323
Universal Health Services, Inc.	300	15,720
Wellchoice, Inc. (b)	200	10,662
Wellpoint, Inc.	1,684	211,089

		996,913

Homebuilding / Development (0.06%)
Centex Corp.	1,000	57,270
D. R. Horton, Inc.	2,172	63,509
Hovnanian Enterprises, Class - A (b)	100	5,100
KB Home	600	70,476
Lennar Corp.	1,248	70,737
MDC Holdings, Inc.	169	11,771
Pulte Homes, Inc.	984	72,452
Standard Pacific Corp.	500	36,095
Toll Brothers, Inc. (b)	432	34,063

		421,473

Hotels & Lodging (0.07%)
Cendant Corp.	12,762	262,130
Hilton Hotels Corp.	770	17,210
Marriott International, Inc., Class - A	339	22,666
Starwood Hotels & Resorts Worldwide, Inc.	2,097	125,883

		427,889

Household Products & Appliances (0.08%)
Alberto-Culver Co., Class - B	218	10,433
Clorox Co.	487	30,676
Colgate-Palmolive Co.	1,400	73,038
Gillette Co.	1,217	61,434
Maytag Corp.	500	6,985
Newell Rubbermaid, Inc.	4,130	90,612
Procter & Gamble Co.	3,692	195,677
Whirlpool Corp.	1,090	73,826

		542,681

Insurance (0.76%)
Aetna, Inc.	3,432	257,228
AFLAC, Inc.	723	26,939
Alleghany Corp. (b)	116	32,210
Allmerica Financial Corp. (b)	900	32,355
Allstate Corp.	11,385	615,473
American Financial Group, Inc.	509	15,677
American International Group, Inc.	12,325	682,927
American National Insurance Co.	100	10,590
Aon Corp.	5,183	118,380
Assurant, Inc.	1,200	40,440
Chubb Corp.	3,075	243,755
Cigna Corp.	2,163	193,156
Cincinnati Financial Corp.	2,493	108,720
CNA Financial Corp. (b)	300	8,418
Conseco, Inc. (b)	2,400	49,008
Erie Indemnity, Inc.	400	20,848
Fidelity National Financial, Inc.	2,657	87,522
First American Financial Corp.	1,300	42,822
Genworth Financial, Inc.	1,900	52,288
HCC Insurance Holdings, Inc.	871	31,495
Jefferson-Pilot Corp.	2,355	115,513
Leucadia National Corp.	1,349	46,338
Lincoln National Corp.	2,867	129,416
Loews Corp.	2,396	176,202

Markel Corp. (b)	79	27,272
MBIA, Inc.	2,356	123,172
Mercury General Corp.	400	22,104
MetLife, Inc.	6,531	255,362
Odyssey Re Holdings Corp.	200	5,008
Old Republic International Corp.	3,048	70,988
PacifiCare Health Systems, Inc. (b)	1,100	62,612
PMI Group, Inc.	1,466	55,723
Progressive Corp.	2,700	247,752
Protective Life Corp.	1,031	40,518
Radian Group, Inc.	980	46,785
Reinsurance Group of America, Inc.	500	21,290
SAFECO Corp.	2,000	97,420
St. Paul Cos., Inc.	10,811	397,088
StanCorp Financial Group, Inc.	500	42,390
Torchmark Corp.	1,770	92,394
Transatlantic Holdings, Inc.	427	28,276
Unitrin, Inc.	369	16,753
UnumProvident Corp.	4,895	83,313
W.R. Berkley	1,025	50,840
Wesco Financial Corp.	47	18,094

		4,942,874

Machinery, Tools & Engineering (0.07%)
AGCO Corp. (b)	1,550	28,288
Black & Decker Corp.	200	15,798
Briggs & Stratton Corp.	200	7,282
Crane Co.	714	20,556
Cummins, Inc.	700	49,245
Deere & Co.	2,334	156,681
Illinois Tool Works, Inc.	234	20,950
Jacobs Engineering Group, Inc. (b)	200	10,384
Novellus Systems (b)	500	13,365
Pall Corp.	1,860	50,443
Snap-On, Inc.	1,021	32,458
Stanley Works	1,100	49,797

		455,247

Manufacturing (0.01%)
Harsco Corp.	400	23,844
Roper Industries, Inc.	100	6,550
Worthington Industries, Inc.	200	3,856

		34,250

Media (0.32%)
Gemstar-TV Guide International, Inc. (b)	2,010	8,744
Liberty Media Corp., Class - A (b)	22,947	237,960
Media General, Inc.	200	12,370
News Corp. Class-A	4,329	73,245
Sirius Satellite Radio, Inc. (b)	19,800	111,276
Time Warner, Inc. (b)	57,602	1,010,914
Viacom, Inc., Class - B (b)	18,095	630,249

		2,084,758

Medical Equipment & Supplies (0.02%)
Bausch & Lomb, Inc.	277	20,304
Baxter International, Inc.	1,000	33,980
Biogen Idec, Inc. (b)	300	10,353
Dade Behring Holdings, Inc. (b)	100	5,893
Henry Schein, Inc. (b)	200	7,168
Invitrogen Corp. (b)	400	27,680

		105,378

Metals (0.09%)
Alcoa, Inc.	5,038	153,105

International Steel Group, Inc. (b)	200	7,900
Newmont Mining Corp.	2,400	101,400
Nucor Corp.	1,300	74,828
Phelps Dodge Corp.	1,500	152,595
Precision Castparts Corp.	535	41,200
Rowan Companies, Inc. (b)	860	25,740
Southern Peru Copper Corp.	100	5,546

		562,314

Motion Pictures & Services (0.00%)
Dreamworks Animation SKG, Inc.	300	12,213

Office Equipment (0.05%)
Pitney Bowes, Inc.	1,670	75,350
Steelcase, Inc.	810	11,178
Xerox Corp. (b)	14,200	215,130

		301,658

Oil & Gas (2.11%)
AGL Resources, Inc.	1,300	45,409
ALLETE, Inc.	483	20,214
Amerada Hess Corp.	1,240	119,300
Anadarko Petroleum Corp.	4,100	312,010
Apache Corp.	5,290	323,907
Ashland, Inc.	1,152	77,725
Chesapeake Energy Corp.	4,300	94,342
ChevronTexaco Corp.	34,793	2,028,780
ConocoPhillips	11,193	1,207,053
CONSOL Energy, Inc.	500	23,510
Cooper Cameron Corp. (b)	700	40,047
Devon Energy Corp.	7,816	373,214
Diamond Offshore Drilling, Inc.	501	25,000
ENSCO International, Inc.	1,087	40,936
EOG Resources, Inc.	3,800	185,212
Equitable Resources, Inc.	974	55,947
Exxon Mobil Corp.	106,175	6,328,029
Kerr-McGee Corp.	2,139	167,548
Lyondell Chemical Co.	3,123	87,194
Marathon Oil Corp.	5,640	264,629
MDU Resources Group, Inc.	1,794	49,550
Murphy Oil Corp.	1,298	128,152
National-Oilwell, Inc. (b)	1,587	74,122
Newfield Exploration Co. (b)	539	40,026
Noble Energy Inc.	930	63,259
Occidental Petroleum Corp.	6,391	454,847
ONEOK, Inc.	1,600	49,312
Patterson-UTI Energy, Inc.	300	7,506
Peabody Energy Corp.	2,000	92,720
Pioneer Natural Resources Co.	1,900	81,168
Pogo Producing Co.	756	37,225
Premcor, Inc.	600	35,808
Pride International, Inc. (b)	970	24,095
Sunoco, Inc.	1,283	132,816
UGI Corp.	800	36,336
United States Steel Corp.	1,852	94,174
Unocal Corp.	4,218	260,208
Valero Energy Corp.	4,236	310,372
Vectren Corp.	1,203	32,048
Western Gas Resources, Inc.	900	31,005

		13,854,755

Paper Products (0.19%)
Bowater, Inc.	846	31,869
Georgia-Pacific Corp.	4,160	147,638
International Paper Co.	7,884	290,052

Kimberly-Clark Corp.	4,713	309,786
MeadWestvaco Corp.	3,193	101,601
Neenah Paper, Inc.	130	4,371
Rayonier, Inc.	775	38,386
Smurfit-Stone Container Corp. (b)	4,200	64,974
Weyerhaeuser Co.	3,862	264,547

		1,253,224

Pharmaceuticals (0.31%)
AmerisourceBergen Corp.	1,307	74,878
Bristol-Myers Squibb Co.	22,243	566,307
Caremark Rx, Inc. (b)	3,200	127,296
Hospira, Inc. (b)	2,600	83,902
King Pharmaceuticals, Inc. (b)	3,800	31,578
Merck & Co., Inc.	19,909	644,454
Watson Pharmaceuticals, Inc. (b)	1,278	39,273
Wyeth	10,100	426,018

		1,993,706

Photography/Imaging Technology (0.02%)
Eastman Kodak Co.	4,730	153,962

Publishing & Printing (0.12%)
Belo (A.H.) Corp.	500	12,070
Dex Media, Inc.	400	8,260
Gannett Co., Inc.	4,187	331,108
Harte-Hanks, Inc.	250	6,890
Knight-Ridder, Inc.	1,064	71,554
Lee Enterprises, Inc.	708	30,727
McClatchy Co., Class – A	264	19,578
New York Times Co., Class – A	238	8,706
R.R. Donnelley & Sons Co.	3,422	108,204
Tribune Co.	4,044	161,234

		758,331

Railroads (0.15%)
Burlington Northern Santa Fe Corp.	6,030	325,198
CSX Corp.	3,455	143,901
Norfolk Southern Corp.	6,380	236,379
Union Pacific Corp.	4,249	296,155

		1,001,633

Real Estate (0.05%)
AMB Property Corp.	1,301	49,178
Kimco Realty Corp.	1,563	84,246
Plum Creek Timber Co., Inc.	3,003	107,207
Ryland Group, Inc.	700	43,414
Trizec Properties	1,460	27,740

		311,785

Real Estate Investment Trusts (0.37%)
Annaly Mortgage Management, Inc.	1,852	34,744
Apartment Investment & Management Co.	1,604	59,669
Archstone-Smith Trust	3,200	109,152
Arden Realty, Inc.	1,111	37,607
AvalonBay Communities, Inc.	1,200	80,268
Boston Properties, Inc.	1,366	82,274
BRE Properties, Class – A	858	30,287
Camden Property Trust	800	37,624
CBL & Associates Properties, Inc.	200	14,302
Centerpoint Properties Corp.	700	28,700
Crescent Real Estate Equities Co.	1,306	21,340
Developers Diversified Realty Corp.	1,616	64,236
Duke Realty Corp.	2,300	68,655
Equity Office Properties Trust	6,630	199,763
Equity Residential Properties Trust	4,571	147,232

Federal Realty Investment Trust	800	38,680
Forest City Enterprises, - Class - A	454	28,965
General Growth Properties, Inc.	2,999	102,266
Health Care Property Investors, Inc.	1,996	46,846
Health Care REIT, Inc.	900	28,800
Hospitality Properties Trust	1,050	42,399
Host Marriott Corp.	5,749	95,203
HRPT Properties Trust	2,800	33,348
iStar Financial, Inc.	1,785	73,506
Liberty Property Trust	1,313	51,273
Macerich Co.	900	47,952
Mack-Cali Realty Corp.	967	40,952
Mills Corp.	500	26,450
New Plan Excel Realty Trust	1,603	40,251
Pan Pacific Retail Properties, Inc.	600	34,050
ProLogis Trust	2,986	110,781
Public Storage, Inc.	1,300	74,022
Reckson Associates Realty Corp.	1,300	39,910
Regency Centers Corp.	400	19,052
Shurgard Storage Centers, Class - A	700	28,686
Simon Property Group, Inc.	2,717	164,596
SL Green Realty Corp.	600	33,732
Thornburg Mortgage, Inc.	1,500	42,060
United Dominion Realty Trust, Inc.	2,274	47,458
Ventas, Inc.	500	12,480
Vornado Realty Trust	1,600	110,832
Weingarten Realty Investors	150	5,177

		2,435,580

Recreation (0.02%)
Blockbuster, Inc.	2,275	20,088
Brunswick Corp.	663	31,062
Hasbro, Inc.	2,459	50,286
International Speedway Corp.	100	5,425
Regal Entertainment Group, Class - A	600	12,618

		119,479

Restaurants (0.12%)
Brinker International, Inc. (b)	200	7,244
Darden Restaurants, Inc.	1,400	42,952
McDonald’s Corp.	20,426	636,066
Outback Steakhouse, Inc.	60	2,747
Wendy’s International, Inc.	1,682	65,665

		754,674

Retail (0.36%)
American Eagle Outfitters, Inc.	200	5,910
AnnTaylor Stores Corp. (b)	500	12,795
AutoNation, Inc. (b)	2,710	51,327
Barnes & Noble, Inc. (b)	700	24,143
Big Lots, Inc. (b)	1,200	14,424
BJ’s Wholesale Club, Inc. (b)	1,100	34,166
Borders Group, Inc.	1,261	33,568
Circuit City Stores, Inc.	2,627	42,163
Claire’s Stores, Inc.	200	4,608
Costco Wholesale Cos. (b)	7,053	311,602
CVS Corp.	5,694	299,618
Dillards, Inc., Class - A	1,100	29,590
Federated Department Stores, Inc.	2,806	178,574
Foot Locker, Inc.	1,474	43,188
Home Depot, Inc.	3,048	116,556
J.C. Penney Co.	3,899	202,436
May Department Stores, Inc.	4,713	174,475

Nieman Marcus Group, Inc., Class - A	668	61,129
Office Depot, Inc.	5,162	114,493
Officemax, Inc.	1,404	47,034
Pier 1 Imports, Inc.	670	12,214
Reebok International Ltd.	762	33,757
Regis Corp.	400	16,372
Rent-A-Center, Inc. (b)	200	5,462
Rite Aid Corp. (b)	600	2,376
Saks, Inc.	2,071	37,382
Sears Holding Corp.	1,858	247,413
The Limited, Inc.	5,340	129,762
Toys “R” Us, Inc. (b)	3,500	90,160

		2,376,697

Semiconductors (0.01%)
Advanced Micro Devices, Inc. (b)	2,549	41,090
Conexant Systems, Inc. (b)	4,400	6,600
Fairchild Semiconductor Intl. (b)	700	10,731
LSI Logic Corp. (b)	2,872	16,054
QLogic Corp. (b)	300	12,150

		86,625

Telecommunications (0.84%)
ADC Telecommunications, Inc. (b)	5,098	10,145
Alltel Corp.	4,998	274,140
American Tower Corp. (b)	3,300	60,159
Andrew Corp. (b)	1,200	14,052
AT&T Corp.	12,963	243,056
BellSouth Corp.	29,662	779,814
CenturyTel, Inc.	2,276	74,744
Ciena Corp. (b)	7,039	12,107
Citizens Communications Co.	5,460	70,652
Comverse Technology, Inc. (b)	1,300	32,786
Corning, Inc. (b)	3,400	37,842
Crown Castle International Corp. (b)	1,300	20,878
Harris Corp.	702	22,920
L-3 Communications Holdings, Inc.	800	56,816
Lucent Technologies, Inc. (b)	70,325	193,394
McLeodUSA, Inc. (b)	12,900	0
NTL, Inc. (b)	1,064	67,745
Qwest Communications International, Inc. (b)	23,800	88,060
SBC Communications, Inc.	53,876	1,276,322
Scientific-Atlanta, Inc.	2,533	71,481
Sprint Corp.	18,059	410,842
Telephone & Data Systems, Inc.	413	33,701
Tellabs, Inc. (b)	4,589	33,500
U.S. Cellular Corp. (b)	157	7,164
Verizon Communications, Inc.	44,995	1,597,324
West Corp. (b)	100	3,200

		5,492,844

Tobacco (0.06%)
Carolina Group	1,000	33,100
Reynolds American, Inc.	2,451	197,526
UST, Inc.	2,745	141,917

		372,543

Transportation (0.03%)
CNF, Inc.	526	24,612
FedEx Corp.	1,125	105,693
Ryder Systems, Inc.	487	20,308
Tidewater, Inc.	566	21,995

Yellow Roadway Corp. (b)	800	46,832

		219,440

Utilities (1.02%)
Allegheny Energy, Inc. (b)	1,900	39,254
Alliant Energy Corp.	1,771	47,427
Ameren Corp.	3,190	156,342
American Electric Power, Inc.	6,310	214,919
Aqua America, Inc.	1,462	35,600
Arch Coal, Inc.	600	25,806
Centerpoint Energy, Inc.	4,247	51,091
Cinergy Corp.	2,927	118,602
Consolidated Edison, Inc.	3,988	168,214
Constellation Energy Group, Inc.	2,733	141,296
Detroit Edison Co.	2,867	130,391
Dominion Resources, Inc.	5,338	397,307
DPL, Inc.	1,942	48,550
Duke Power Co., Inc.	14,894	417,180
Dynegy, Inc. (b)	4,212	16,469
Edison International	5,326	184,919
El Paso Energy Corp.	10,215	108,075
Energy East Corp.	2,233	58,549
Entergy Corp.	3,794	268,084
Exelon Corp.	10,750	493,317
FirstEnergy Corp.	5,450	228,628
Florida Power & Light, Inc.	6,008	241,221
Great Plains Energy, Inc.	1,200	36,696
KeySpan Corp.	2,590	100,932
Kinder Morgan, Inc.	1,351	102,271
Massey Energy Co.	1,200	48,048
Nalco Holding Co.	500	9,415
National Fuel Gas Co.	1,100	31,449
NiSource, Inc.	4,312	98,270
Northeast Utilities	1,998	38,501
NRG Energy, Inc. (b)	1,200	40,980
NSTAR	869	47,187
OGE Energy Corp.	1,407	37,919
Pepco Holdings, Inc.	3,083	64,712
PG&E Corp. (b)	6,500	221,650
Pinnacle West Capital Corp.	1,398	59,429
PPL Corp.	3,108	167,801
Progress Energy, Inc.	3,970	166,542
Public Service Enterprise Group, Inc.	3,849	209,347
Puget Energy, Inc.	1,583	34,889
Questar Corp.	1,368	81,054
Reliant Resources, Inc. (b)	4,564	51,938
SCANA Corp.	1,898	72,542
Sempra Energy	3,317	132,149
Southern Co.	12,002	382,024
Teco Energy, Inc.	3,100	48,608
TXU Corp.	4,831	384,693
Westar Energy, Inc.	1,500	32,460
Williams Companies, Inc.	9,111	171,378
Wisconsin Energy Corp.	2,010	71,355
WPS Resources Corp.	600	31,752
Xcel Energy, Inc.	6,370	109,437

		6,676,669

Waste Disposal (0.02%)
Allied Waste Industries, Inc. (b)	2,140	15,643
Republic Services, Inc.	2,557	85,609
Waste Management, Inc.	1,861	53,690

		154,942

		100,625,606

Total Common Stocks (Cost $538,229,748)		632,761,176

Commercial Paper (2.15%)
Institutional Capital Corp. (2.15%)
Domestic (2.15%)
United Parcel Service, 2.57%, 4/1/05*	14,000,000	13,998,917

Total Commercial Paper (Cost $14,000,000)		13,998,917

Short-Term Investments (0.40%)
State Street Global Advisors (0.40%)
Money Market Mutual Fund (0.40%)
Alliance Money Market Fund Prime Portfolio	2,619,879	2,619,879

Total Short-Term Investments (Cost $2,619,879)		2,619,879

Time Deposit (0.08%)
Institutional Capital Corp. (0.08%)
Domestic (0.08%)
Eurodollar time Deposit, 1.00%, 4/1/05 Bank Sweep Repurchase Agreement,	530,823	530,823

Total Time Deposit (Cost $530,823)		530,823

Treasury Bills (0.06%)
State Street Global Advisors (0.06%)
United States Treasury Bills, 2.68%, 6/9/05*	405,000	402,937

Total Treasury Bills (Cost $402,920)		402,937

Total Investments (Cost $555,783,370) (a) - 99.66%		650,313,732
Other assets in excess of liabilities - 0.34%		2,208,265

NET ASSETS - 100.00%		$652,521,997

Percentages indicated are based on net assets of $652,521,997.

(a)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $6,636,166. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$103,292,499
Unrealized depreciation	(8,762,137)

Net unrealized appreciation	$94,530,362

(b)	Represents non-income producing securities
*	Rate disclosed represents yield effective at purchase.

ADR – American Depository Receipt

Futures

SSGA Funds Management, Inc.

Number of Contracts	Future Contracts Long	Market Value	Expiration Date	Unrealized Gain/(Loss)
12	S&P 500 E-mini Future	$710,400	June-05	$(15,336)
9	S&P 400 Midcap E-mini Future	$595,440	June-05	$(9,607)
2	Russell 1000 Future	$637,500	June-05	$(12,064)
2	Russell 1000 Value Future	$654,000	June-05	$(17,514)

	Total Unrealized Loss			$(54,521)

See accompanying notes to Schedule of Investments

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Schedule of Portfolio Investments

March 31, 2005

(Unaudited)

	Shares	Value
Common Stocks - 96.79%
Jennison Associates LLC - 54.60%
Apparel - 0.68%
Coach, Inc. (b)	104,800	$5,934,824

Biotechnology - 3.01%
Amgen, Inc. (b)	155,600	9,057,476
Genentech, Inc. (b)	206,800	11,706,948
Gilead Sciences, Inc. (b)	151,800	5,434,440

		26,198,864

Capital Markets - 2.65%
Charles Schwab Corp.	659,900	6,935,549
Goldman Sachs Group, Inc.	57,900	6,368,421
Lehman Brothers Holdings, Inc.	27,400	2,579,984
Merrill Lynch & Co.	126,800	7,176,880

		23,060,834

Communications Equipment - 2.39%
Cisco Systems, Inc. (b)	409,000	7,317,010
QUALCOMM, Inc.	320,200	11,735,330
Research In Motion, Ltd. (b)	22,200	1,696,524

		20,748,864

Computer Systems/Peripherals - 2.70%
Apple Computer, Inc. (b)	228,400	9,517,428
Dell, Inc. (b)	259,400	9,966,148
International Business Machines Corp.	43,200	3,947,616

		23,431,192

Consumer Finance - 1.71%
American Express Co.	288,800	14,835,656

Department Stores - 0.52%
Federated Department Stores, Inc.	70,400	4,480,256

Diversified Financial Services - 1.04%
J.P. Morgan Chase & Co.	261,400	9,044,440

Electronic Equipment & Instruments - 0.62%
Agilent Technologies (b)	242,500	5,383,500

Energy Equipment & Services - 1.71%
Schlumberger, Ltd.	210,700	14,850,136

Food & Beverages - 1.30%
Cadbury Schweppes PLC ADR	139,900	5,693,930
PepsiCo, Inc.	105,600	5,599,968

		11,293,898

Food & Staples Retailing - 1.76%
Costco Wholesale Corp.	123,600	5,460,648
Whole Foods Market, Inc.	96,700	9,875,971

		15,336,619

Health Care Equipment & Supplies - 1.16%
Alcon, Inc.	67,500	6,027,075
St. Jude Medical, Inc. (b)	113,200	4,075,200

		10,102,275

Health Care Providers & Services - 2.64%
Caremark Rx, Inc. (b)	144,300	5,740,254
Unitedhealth Group, Inc.	90,800	8,660,504
Wellpoint, Inc. (b)	68,000	8,523,800

		22,924,558

Hotels, Restaurants & Leisure - 0.96%
Starbucks Corp. (b)	161,800	8,358,588

Household Durables - 0.39%
Harman International Industries, Inc.	38,400	3,396,864

Household Products - 0.86%
Procter & Gamble Co.	141,100	7,478,300

Industrial Conglomerates - 2.26%
General Electric Co.	544,400	19,631,064

Insurance - 0.46%
CIGNA Corp.	44,400	3,964,920

Internet & Catalog Retail - 1.12%
eBay, Inc. (b)	262,000	9,762,120

Internet Software & Services - 3.53%
Google, Inc. Class - A (b)	84,100	15,180,891
Yahoo!, Inc. (b)	456,600	15,478,740

		30,659,631

Media - 0.43%
Dreamworks Animation SKG, Inc. (b)	35,500	1,445,205
Univision Communications, Inc., Class - A (b)	81,900	2,267,811

		3,713,016

Multiline Retail - 1.46%
Target Corp.	253,000	12,655,060

Oil & Gas - 1.69%
Suncor Energy, Inc.	127,800	5,138,838
Total SA - ADR	81,300	9,530,799

		14,669,637

Personal Products - 1.17%
Estee Lauder Cos., Inc., Class - A	115,200	5,181,696
The Gillette Company	99,200	5,007,616

		10,189,312

Pharmaceuticals - 3.49%
Allergan, Inc.	69,700	4,842,059
Eli Lilly & Co.	143,000	7,450,300
Novartis AG - ADR	203,900	9,538,442
Roche Holdings AG - ADR	158,200	8,507,949

		30,338,750

Retail - Specialty - 2.95%
Bed Bath & Beyond, Inc. (b)	62,800	2,294,712
Chico’s FAS, Inc. (b)	355,900	10,057,734
Lowe’s Cos., Inc.	92,500	5,280,825
PETsMART, Inc.	150,000	4,312,500
Williams-Sonoma, Inc. (b)	100,100	3,678,675

		25,624,446

Semiconductors & Semiconductor Equipment - 3.80%
Applied Materials, Inc. (b)	357,700	5,812,625
Intel Corp.	464,100	10,781,043
MARVELL Technology Group, Ltd. (b)	239,400	9,178,596
Maxim Integrated Products, Inc.	178,100	7,278,947

		33,051,211

Software - 4.45%
Adobe Systems, Inc.	82,600	5,548,242
Electronic Arts, Inc. (b)	187,100	9,688,037
Mercury Interactive Corp. (b)	113,200	5,363,416
Microsoft Corp.	354,000	8,556,180
NAVTEQ (b)	71,900	3,116,865
SAP AG - ADR	162,100	6,496,968

		38,769,708

Telecommunications - 0.81%
Nextel Communications, Inc. Class A (b)	248,800	7,070,896

Transportation & Shipping - 0.88%
United Parcel Service, Inc. Class B	104,800	7,623,152

		474,582,591

SSgA Funds Management, Inc. - 42.19%
Advertising - 0.18%
Interpublic Group of Cos., Inc. (b)	18,906	232,166
Lamar Advertising Co. (b)	4,616	185,979
Monster Worldwide, Inc. (b)	7,011	196,659
Omnicom Group, Inc.	10,819	957,697

		1,572,501

Aerospace/Defense - 0.50%
Alliant Techsystems, Inc. (b)	1,742	124,466
Boeing Co.	49,599	2,899,557
FLIR Systems, Inc. (b)	4,200	127,260
General Dynamics Corp.	2,100	224,805
Precision Castparts Corp.	2,200	169,422
Rockwell Collins, Inc.	12,100	575,839
United Defense Industries, Inc.	2,500	183,550

		4,304,899

Airlines - 0.01%
AMR Corp. (b)	5,600	59,920

Apparel - 0.51%
Abercrombie & Fitch Co.	5,740	328,558
American Eagle Outfitters, Inc.	6,400	189,120
Coach, Inc. (b)	12,708	719,654
Columbia Sportswear, Inc. (b)	1,016	54,082
Gap, Inc.	41,700	910,728
Limited Brands	941	22,866
Nike, Inc., Class - B	11,022	918,242
Polo Ralph Lauren Corp.	600	23,280
Reebok International, Ltd.	400	17,720
Ross Stores, Inc.	9,790	285,281
Talbots, Inc.	900	28,782
Timberland Co., Class - A (b)	1,300	92,209
TJX Companies, Inc.	33,450	823,874

		4,414,396

Auto/Related Products - 0.07%
BorgWarner, Inc.	900	43,812
Copart, Inc. (b)	4,100	96,596
Johnson Controls, Inc.	3,300	184,008
Navistar International Corp. (b)	2,300	83,720
Oshkosh Truck Corp.	2,000	163,980

		572,116

Banking - 0.79%
Capital One Financial Corp.	11,595	866,958
Commerce Bancorp, Inc.	8,922	289,697
Fifth Third Bancorp	25,707	1,104,887
Golden West Financial Corp.	5,100	308,550
Hudson City Bancorp, Inc.	4,200	153,510
MBNA Corp.	55,756	1,368,810
Mellon Financial Corp.	8,700	248,298
NewAlliance Bancshares, Inc.	6,100	85,400
North Fork Bancorp., Inc.	5,292	146,800
Northern Trust Corp.	4,100	178,104
Providian Financial Corp. (b)	5,486	94,140
SLM Corp.	29,411	1,465,845
Synovus Financial Corp.	14,320	398,955
UCBH Holdings, Inc.	2,900	115,710
W Holding Company, Inc.	4,460	44,912

		6,870,576

Biotechnology - 1.01%
Affymetrix, Inc. (b)	3,920	167,933
Amgen, Inc. (b)	87,035	5,066,306
Celgene Corp. (b)	11,170	380,339
Cephalon, Inc. (b)	3,885	181,935
Chiron Corp. (b)	7,100	248,926
Gen-Probe, Inc. (b)	3,400	151,504

Genzyme Corp. (b)	16,480	943,315
Gilead Sciences, Inc. (b)	28,812	1,031,470
ICOS Corp. (b)	1,600	35,936
ImClone Systems, Inc. (b)	4,600	158,700
Invitrogen Corp. (b)	1,647	113,972
Martek Biosciences Corp. (b)	1,700	98,923
Nektar Therapeutics (b)	5,700	79,458
Pharmaceutical Product Development, Inc. (b)	3,111	150,728
Protein Design Labs, Inc. (b)	800	12,792

		8,822,237

Business Services - 0.57%
Alliance Data Systems Corp. (b)	2,875	116,150
Aramark Corp.	7,049	185,248
Avocent Corp. (b)	2,779	71,309
BearingPoint, Inc. (b)	1,606	14,085
CDW Corp.	4,330	245,424
Certegy, Inc.	4,013	138,930
ChoicePoint, Inc. (b)	5,739	230,191
Cintas Corp.	8,471	349,937
Dun & Bradstreet Corp. (b)	4,616	283,653
Ecolab, Inc.	12,540	414,447
Equifax, Inc.	6,104	187,332
Fair, Issac and Co., Inc.	4,016	138,311
Getty Images, Inc. (b)	3,000	213,330
Global Payments, Inc.	1,800	116,082
Hewitt Associates, Inc., Class - A (b)	2,800	74,480
Iron Mountain, Inc. (b)	7,351	212,003
Manpower, Inc.	2,800	121,856
Paychex, Inc.	22,299	731,853
PHH Corp.	710	15,528
Pitney Bowes, Inc.	8,700	392,544
Robert Half International, Inc.	9,649	260,137
The Corporate Executive Board Co.	2,700	172,665
The Reynolds & Reynolds Co.	3,603	97,497
The ServiceMaster Co.	10,600	143,100
W.W. Grainger, Inc.	400	24,908
West Corp. (b)	1,200	38,400

		4,989,400

Casinos/Gaming - 0.18%
Harrah’s Entertainment, Inc.	4,100	264,778
International Game Technology, Inc.	23,660	630,775
Mandalay Resort Group	4,400	310,156
MGM Mirage, Inc. (b)	840	59,489
Station Casinos, Inc.	2,700	182,385
Wynn Resorts, Ltd. (b)	2,300	155,802

		1,603,385

Chemicals - 0.09%
International Flavors & Fragrance, Inc.	4,900	193,550
Praxair, Inc.	6,100	291,946
Sigma-Aldrich Corp.	1,100	67,375
The Dow Chemical Co.	4,200	209,370

		762,241

Communications Equipment - 0.25%
ADC Telecommunications, Inc. (b)	38,995	77,600
ADTRAN, Inc.	4,100	72,324
Andrew Corp. (b)	5,000	58,550
Avaya, Inc. (b)	29,000	338,720
Ciena Corp. (b)	2,280	3,922
Comverse Technology, Inc. (b)	7,105	179,188
Crown Castle International Corp. (b)	6,500	104,390
Foundry Networks, Inc. (b)	5,000	49,500
Harris Corp.	6,200	202,430

Juniper Networks, Inc. (b)	35,742	788,468
L-3 Communications Holdings, Inc.	3,600	255,672
Tellabs, Inc. (b)	11,453	83,607

		2,214,371

Computer Hardware - 3.09%
Apple Computer, Inc. (b)	27,100	1,129,257
Cisco Systems, Inc. (b)	454,160	8,124,921
Dell, Inc. (b)	170,031	6,532,591
EMC Corp. (b)	129,173	1,591,411
International Business Machines Corp.	75,337	6,884,295
Jack Henry & Associates, Inc.	4,688	84,337
Lexmark International, Inc. (b)	8,774	701,657
Maxtor Corp. (b)	7,574	40,294
National Instruments Corp.	3,550	96,028
NAVTEQ (b)	2,000	86,700
Network Appliance, Inc. (b)	21,037	581,883
SanDisk Corp. (b)	9,000	250,200
Solectron Corp. (b)	60,236	209,019
Storage Technology Corp. (b)	1,700	52,360
Symbol Technologies, Inc.	15,688	227,319
Western Digital Corp. (b)	4,300	54,825
Xerox Corp. (b)	6,300	95,445

		26,742,542

Computer Services - 1.61%
Acxiom Corp.	4,900	102,557
Affiliated Computer Services, Inc., Class - A (b)	5,895	313,850
Akamai Technologies, Inc. (b)	6,900	87,837
Amazon.com, Inc. (b)	20,100	688,827
Ask Jeeves, Inc. (b)	3,700	103,896
Automatic Data Processing, Inc.	34,050	1,530,548
Ceridian Corp. (b)	6,400	109,120
Cognizant Tech Solutions Corp. (b)	8,800	406,560
DST Systems, Inc. (b)	4,551	210,165
eBay, Inc. (b)	69,896	2,604,325
First Data Corp.	58,732	2,308,755
Fiserv, Inc. (b)	12,860	511,828
Google, Inc., Class - A (b)	1,200	216,612
GTECH Holdings Corp.	8,300	195,299
IMS Health, Inc.	15,514	378,386
NCR Corp. (b)	10,200	344,148
SunGard Data Systems, Inc. (b)	16,745	577,703
Total System Services, Inc.	2,603	65,049
Unisys Corp. (b)	811	5,726
Verisign, Inc. (b)	11,163	320,378
WebMD Corp. (b)	12,897	109,625
Yahoo!, Inc. (b)	77,078	2,612,943
Zebra Technologies Corp., Class - A (b)	3,975	188,773

		13,992,910

Computer Software - 2.59%
Activision, Inc. (b)	11,000	162,800
Adobe Systems, Inc.	15,986	1,073,780
Autodesk, Inc.	15,900	473,184
BEA Systems, Inc. (b)	25,493	203,179
BMC Software, Inc. (b)	4,511	67,665
Cadence Design Systems, Inc. (b)	9,815	146,734
Citrix Systems, Inc. (b)	11,329	269,857
Computer Associates International, Inc.	31,400	850,940
Electronic Arts, Inc. (b)	20,056	1,038,500
Intuit, Inc. (b)	11,024	482,520
Macromedia, Inc. (b)	5,200	174,200
McAfee, Inc. (b)	8,400	189,504
Mercury Interactive Corp. (b)	5,577	264,238

Microsoft Corp.	492,309	11,899,109
Novell, Inc. (b)	23,900	142,444
Oracle Corp. (b)	227,388	2,837,802
Red Hat, Inc. (b)	10,100	110,191
Siebel Systems, Inc. (b)	22,838	208,511
Symantec Corp. (b)	47,588	1,015,052
Synopsys, Inc. (b)	9,620	174,122
Tibco Software, Inc. (b)	11,077	82,524
Veritas Software Corp. (b)	28,828	669,386

		22,536,242

Conglomerates - 0.59%
Corning, Inc. (b)	77,760	865,469
Dover Corp.	11,100	419,469
General Electric Co.	82,394	2,971,127
United Technologies Corp.	8,313	845,100

		5,101,165

Construction Services - 0.29%
American Standard Cos., Inc.	12,614	586,298
Centex Corp.	4,100	234,807
D. R. Horton, Inc.	11,633	340,149
Florida Rock Industries, Inc.	450	26,469
Fluor Corp.	2,200	121,946
Hovnanian Enterprises, Inc., Class - A (b)	1,800	91,800
Hughes Supply, Inc.	1,700	50,575
Jacobs Engineering Group, Inc. (b)	2,800	145,376
KB HOME	200	23,492
Lennar Corp.	3,800	215,384
MDC Holdings, Inc.	1,170	81,491
NVR, Inc. (b)	321	251,985
Pulte Homes, Inc.	3,000	220,890
Ryland Group, Inc.	600	37,212
Toll Brothers, Inc. (b)	1,300	102,505

		2,530,379

Consumer Products - 1.91%
Alberto-Culver Co., Class - B	4,200	201,012
Black & Decker Corp.	4,600	363,354
Brunswick Corp.	3,800	178,030
Church & Dwight Co., Inc.	3,900	138,333
Clorox Co.	5,200	327,548
Colgate-Palmolive Co.	29,659	1,547,310
Energizer Holdings, Inc. (b)	2,300	137,540
Fortune Brands, Inc.	9,300	749,859
Kimberly-Clark Corp.	14,113	927,647
Maytag Corp.	3,204	44,760
Newell Rubbermaid, Inc.	1,000	21,940
Procter & Gamble Co.	157,409	8,342,677
The Estee Lauder Cos., Inc., Class - A	7,355	330,828
The Gillette Co.	62,458	3,152,880
The Scotts Co., Class - A (b)	200	14,046
Weight Watchers International, Inc. (b)	2,647	113,768

		16,591,532

Department Stores - 1.49%
Big Lots, Inc. (b)	3,855	46,337
Foot Locker, Inc.	4,400	128,920
Kohl’s Corp. (b)	20,174	1,041,584
Target Corp.	61,370	3,069,727
Wal-Mart Stores, Inc.	172,240	8,630,947

		12,917,515

Distribution/Wholesale - 0.00%
Ingram Micro, Inc. (b)	900	15,003

Drugs - 5.53%
Abbott Laboratories	104,804	4,885,962

Allergan, Inc.	8,871	616,268
American Pharmaceuticals Partners, Inc. (b)	1,350	69,849
Amylin Pharmaceuticals, Inc. (b)	6,800	118,932
Andrx Corp. (b)	4,800	108,816
Barr Laboratories, Inc. (b)	5,902	288,195
Bristol-Myers Squibb Co.	38,420	978,173
Eli Lilly & Co.	65,533	3,414,269
Endo Pharmaceuticals Holdings, Inc. (b)	3,300	74,415
Eon Labs, Inc. (b)	2,100	63,504
Forest Laboratories, Inc., Class - A (b)	24,742	914,217
Genentech, Inc. (b)	29,674	1,679,845
IVAX Corp. (b)	12,868	254,400
Johnson & Johnson	199,299	13,384,921
Medicis Pharmaceutical Corp., Class - A	3,462	103,791
MedImmune, Inc. (b)	16,904	402,484
Merck & Co., Inc.	66,191	2,142,603
Millennium Pharmaceuticals, Inc. (b)	10,451	87,997
Mylan Laboratories, Inc.	18,418	326,367
NBTY, Inc. (b)	3,700	92,833
Neurocrine Biosciences, Inc. (b)	2,300	87,538
OSI Pharmaceuticals, Inc. (b)	3,500	144,690
Pfizer, Inc.	512,363	13,459,776
Schering-Plough Corp.	98,397	1,785,906
Sepracor, Inc. (b)	7,100	407,611
Watson Pharmaceuticals, Inc. (b)	2,105	64,687
Wyeth Corp.	47,435	2,000,808

		47,958,857

E-Commerce - 0.03%
IAC/InterActiveCorp (b)	10,647	237,109

Electric Utilities - 0.08%
AES Corp. (b)	42,930	703,193
Allegheny Energy, Inc. (b)	1,700	35,122

		738,315

Electronic Components & Instruments - 0.32%
Avid Technology, Inc. (b)	2,441	132,107
Beckman Coulter, Inc.	4,075	270,784
Danaher Corp.	16,012	855,200
Freescale Semiconductor, Inc., Class B	21,618	372,911
Harman International Industries, Inc.	3,866	341,986
MEMC Electronic Materials, Inc. (b)	5,200	69,940
Mettler-Toledo International, Inc. (b)	1,644	78,090
Millipore Corp. (b)	3,055	132,587
Pall Corp.	500	13,560
PerkinElmer, Inc.	4,489	92,608
Thermo Electron Corp. (b)	6,500	164,385
Waters Corp. (b)	8,110	290,257

		2,814,415

Electronic Equipment - 0.41%
Agilent Technologies, Inc. (b)	29,607	657,276
American Power Conversion Corp.	6,100	159,271
AMETEK, Inc.	3,200	128,800
Amphenol Corp., Class - A	4,300	159,272
AVX Corp.	1,900	23,275
Emerson Electric Co.	5,900	383,087
Fisher Scientific International, Inc. (b)	7,183	408,856
Jabil Circuit, Inc. (b)	10,655	303,881
JDS Uniphase Corp. (b)	96,900	161,823
Molex, Inc.	7,951	209,588
Polycom, Inc. (b)	4,400	74,580
Rockwell Automation, Inc.	8,200	464,448
Sanmina Corp. (b)	17,317	90,395
Tektronix, Inc.	5,400	132,462

Teradyne, Inc. (b)	13,412	195,815
Vishay Intertechnology, Inc. (b)	1,300	16,159

		3,568,988

Energy - 0.03%
CONSOL Energy, Inc.	3,600	169,272
Kinder Morgan, Inc.	1,080	81,756

		251,028

Entertainment - 0.20%
Blockbuster, Inc.	3,297	29,113
International Speedway Corp., Class - A	2,000	108,500
Marvel Enterprises, Inc. (b)	4,850	97,000
Netflix, Inc. (b)	1,700	18,445
The Walt Disney Co.	40,900	1,175,057
XM Satellite Radio Holdings, Inc., Class - A (b)	11,000	346,500

		1,774,615

Financial Services - 1.68%
Ambac Financial Group, Inc.	1,600	119,600
American Capital Strategies, Ltd.	2,000	62,820
American Express Co.	75,880	3,897,957
Ameritrade Holding Corp. (b)	16,500	168,465
Bank of New York Co., Inc.	6,597	191,643
BlackRock, Inc.	1,200	89,916
CapitalSource, Inc. (b)	4,300	98,900
Charles Schwab Corp.	59,359	623,863
CheckFree Corp. (b)	3,404	138,747
Doral Financial Corp.	5,614	122,890
E*Trade Group, Inc. (b)	14,600	175,200
Eaton Vance Corp.	9,472	222,024
Fannie Mae	65,134	3,546,546
Federated Investors, Inc.	4,620	130,792
First Marblehead Corp. (b)	1,100	63,283
Franklin Resources, Inc.	1,300	89,245
Freddie Mac	3,561	225,055
Fremont General Corp.	3,200	70,368
Friedman, Billings, Ramsey Group, Inc.	4,800	76,176
Goldman Sachs Group, Inc.	1,300	142,987
H & R Block, Inc.	11,172	565,080
Investors Financial Services Corp.	4,567	223,372
Legg Mason, Inc.	6,900	539,166
MoneyGram International, Inc.	2,444	46,167
Moody’s Corp.	8,505	687,714
Morgan Stanley Dean Witter & Co.	9,200	526,700
Nuveen Investments, Class - A	800	27,456
SEI Investments Co.	4,500	162,720
T. Rowe Price Group, Inc.	7,200	427,536
TCF Financial Corp.	8,346	226,594
The Chicago Mercantile Exchange	2,200	426,866
U.S. Bancorp	11,400	328,548
Viad Corp.	436	11,728
Waddell & Reed Financial, Inc.	5,343	105,471
Westcorp	600	25,350

		14,586,945

Food & Beverages - 2.31%
Anheuser-Busch Cos., Inc.	49,207	2,331,920
Brown-Forman Corp., Class - B	1,928	105,558
Campbell Soup Co.	7,900	229,258
Coca-Cola Co.	126,552	5,273,422
H.J. Heinz Co.	11,900	438,396
Hershey Foods Corp.	8,870	536,280
Kellogg Co.	9,500	411,065
McCormick & Co., Inc.	6,760	232,747
Pepsi Bottling Group, Inc.	8,939	248,951

PepsiCo, Inc.	108,578	5,757,892
Sara Lee Corp.	26,000	576,160
Starbucks Corp. (b)	26,581	1,373,174
Sysco Corp.	42,740	1,530,092
Whole Foods Market, Inc.	4,188	427,720
William Wrigley Jr., Co.	9,900	649,143

		20,121,778

Forest Products & Papers - 0.05%
Avery Dennison Corp.	7,470	462,618
Neenah Paper, Inc.	391	13,145

		475,763

Health Care - 0.88%
Accredo Health, Inc. (b)	3,400	150,994
Aetna, Inc.	6,400	479,680
AmerisourceBergen Corp.	1,941	111,200
Cardinal Health, Inc.	28,830	1,608,713
Caremark Rx, Inc. (b)	17,825	709,078
Community Health Systems, Inc. (b)	2,280	79,595
Coventry Health Care, Inc. (b)	7,120	485,157
DaVita, Inc. (b)	6,592	275,875
Express Scripts, Inc. (b)	4,536	395,494
HCA, Inc.	11,258	603,091
Health Management Associates, Inc.	14,750	386,155
Laboratory Corp. of America Holdings (b)	8,800	424,160
Lincare Holdings, Inc. (b)	6,460	285,726
Manor Care, Inc.	5,033	183,000
McKesson Corp.	9,010	340,128
Omnicare, Inc.	5,860	207,737
Quest Diagnostics, Inc.	5,368	564,338
Renal Care Group, Inc. (b)	4,206	159,576
Triad Hospitals, Inc. (b)	1,900	95,190
Universal Health Services	1,800	94,320
WellChoice, Inc. (b)	700	37,317

		7,676,524

Health Care Providers & Services - 0.18%
Wellpoint, Inc.	12,809	1,605,608

Hotels / Motels - 0.22%
Cendant Corp.	16,200	332,748
Choice Hotels International, Inc.	1,300	80,535
Hilton Hotels Corp.	21,600	482,760
Marriott International, Inc., Class - A	11,408	762,739
Starwood Hotels & Resorts Worldwide, Inc.	4,829	289,885

		1,948,667

Identification Sys/Dev - 0.00%
Cogent, Inc.	900	22,662

Industrial Services - 0.64%
3M Co.	52,612	4,508,322
Donaldson Co., Inc.	4,800	154,944
Fastenal Co.	3,987	220,521
Gentex Corp.	5,430	173,217
Graco, Inc.	4,850	195,746
ITT Industries, Inc.	2,254	203,401
MSC Industrial Direct Co., Inc., Class - A	2,200	67,232
SPX Corp.	300	12,984

		5,536,367

Insurance - 1.51%
AFLAC, Inc.	30,733	1,145,112
American International Group, Inc.	103,137	5,714,820
Arthur J. Gallagher & Co.	5,969	171,907
Brown & Brown, Inc.	3,754	173,022
Genworth Financial, Inc., Class A	1,300	35,776
HCC Insurance Holdings, Inc.	1,100	39,776

Markel Corp. (b)	230	79,398
Marsh & McLennan Cos., Inc.	35,149	1,069,233
Radian Group, Inc.	2,200	105,028
The Progressive Corp.	2,200	201,872
Transatlantic Holding, Inc.	125	8,278
UnitedHealth Group, Inc.	44,911	4,283,611
Unitrin, Inc.	1,400	63,560
W.R. Berkley Corp.	150	7,440

		13,098,833

Machinery - 0.41%
Caterpillar, Inc.	17,500	1,600,200
Deere & Co.	6,900	463,197
Illinois Tool Works, Inc.	16,700	1,495,151

		3,558,548

Manufacturing - 0.04%
Briggs & Stratton Corp.	2,700	98,307
Harsco Corp.	1,000	59,610
Roper Industries, Inc.	2,500	163,750

		321,667

Media - 0.74%
Belo (A.H.) Corp.	4,000	96,560
Cablevision Systems-New York Group - Class - A (b)	9,900	277,695
Citadel Broadcasting Co. (b)	1,800	24,714
Clear Channel Communications, Inc.	14,700	506,709
Cox Radio, Inc. (b)	800	13,448
DirecTV Group, Inc. (b)	38,470	554,737
Dow Jones & Co., Inc.	4,116	153,815
Dreamworks Animation SKG, Inc.	900	36,639
EchoStar Communications Corp.	14,920	436,410
Entercom Communications Corp. (b)	1,614	57,329
Gemstar-TV Guide International, Inc. (b)	6,347	27,609
Liberty Media Corp., Class - A (b)	86,800	900,116
Liberty Media International, Inc. (b)	6,904	301,981
Media General, Inc., Class - A	800	49,480
Meredith Corp.	2,300	107,525
Metro-Goldwyn-Mayer, Inc.	1,600	19,120
News Corp.	6,234	105,479
Pixar Animation Studios, Inc. (b)	1,689	164,762
Radio One, Inc. (b)	2,800	41,300
The E.W. Scripps Co.	4,396	214,305
Time Warner, Inc. (b)	55,300	970,516
UnitedGlobalCom, Inc. (b)	17,512	165,664
Univision Communications, Inc. (b)	9,019	249,736
Viacom, Inc., Class - B	25,873	901,157
Westwood One, Inc. (b)	4,658	94,790

		6,471,596

Medical Products - 2.00%
Bausch & Lomb, Inc.	2,100	153,930
Baxter International, Inc.	37,237	1,265,313
Becton, Dickinson & Co.	16,988	992,439
Biogen Idec, Inc. (b)	21,727	749,799
Biomet, Inc.	17,168	623,198
Boston Scientific Corp. (b)	44,274	1,296,785
C.R. Bard, Inc.	6,900	469,752
Charles River Laboratories International, Inc. (b)	3,831	180,210
Cooper Cos., Inc.	2,600	189,540
Covance, Inc. (b)	4,400	209,484
Cytyc Corp. (b)	7,700	177,177
Dade Behring Holding, Inc. (b)	2,400	141,432
Dentsply International, Inc.	5,545	301,703
Edwards Lifesciences Corp. (b)	3,800	164,236
Guidant Corp.	20,991	1,551,235

Henry Schein, Inc. (b)	5,300	189,952
Hillenbrand Industry, Inc.	700	38,829
IDEXX Laboratories, Inc. (b)	2,200	119,152
Inamed Corp. (b)	2,300	160,724
Kinetic Concepts, Inc. (b)	1,700	101,405
Medtronic, Inc.	81,156	4,134,899
MGI Pharma, Inc. (b)	4,500	113,715
PacifiCare Health Systems, Inc. (b)	1,400	79,688
Patterson Cos., Inc. (b)	8,292	414,185
ResMed, Inc. (b)	2,200	124,080
Respironics, Inc. (b)	2,200	128,194
St. Jude Medical, Inc. (b)	23,720	853,920
Stryker Corp.	19,260	859,189
Varian Medical Systems, Inc. (b)	9,400	322,232
Zimmer Holdings, Inc. (b)	16,370	1,273,750

		17,380,147

Metals - 0.23%
Alcoa, Inc.	37,700	1,145,703
Freeport-McMoRan Copper & Gold, Inc., Class - B	10,500	415,905
Nucor Corp.	5,200	299,312
Southern Peru Copper Corp.	500	27,730
Timken Co.	2,100	57,414
Worthington Industries, Inc.	3,800	73,264

		2,019,328

Mining - 0.09%
Arch Coal, Inc.	1,700	73,117
Newmont Mining Corp.	17,481	738,572

		811,689

Office Furnishings - 0.02%
HNI Corp.	4,000	179,800

Oil & Gas - 0.69%
Baker Hughes, Inc.	22,310	992,571
BJ Services Co.	10,900	565,492
Burlington Resources, Inc.	3,000	150,210
Cooper Cameron Corp. (b)	579	33,125
Diamond Offshore Drilling, Inc.	2,200	109,780
Ensco International, Inc.	5,800	218,428
FMC Technologies, Inc. (b)	4,200	139,356
Grant Prideco, Inc. (b)	8,555	206,689
Halliburton Co.	29,500	1,275,874
National-Oilwell, Inc. (b)	4,549	212,428
Newfield Exploration Co. (b)	1,906	141,540
Patina Oil & Gas Corp.	4,500	180,000
Patterson-UTI Energy, Inc.	10,296	257,606
Pioneer Natural Resources Co.	1,800	76,896
Pogo Producing Co.	1,000	49,240
Pride International, Inc. (b)	3,714	92,256
Rowan Cos., Inc.	3,546	106,132
Smith International, Inc.	7,060	442,874
XTO Energy, Inc.	22,947	753,569

		6,004,066

Packaging - 0.07%
Ball Corp.	3,600	149,328
Pactiv Corp. (b)	7,300	170,455
Sealed Air Corp. (b)	4,846	251,701

		571,484

Pharmaceuticals - 0.05%
Eyetech Pharmaceuticals, Inc. (b)	300	8,250
Medco Health Solutions, Inc. (b)	8,008	396,957

		405,207

Publishing & Printing - 0.24%
Dex Media, Inc.	2,000	41,300

Harte-Hanks, Inc.	3,456	95,247
John Wiley & Sons, Inc.	3,100	109,275
Knight-Ridder, Inc.	900	60,525
McGraw-Hill Cos., Inc.	12,813	1,117,935
New York Times Co., Class - A	9,300	340,194
The Washington Post Co., Class - B	334	298,596

		2,063,072

Real Estate - 0.04%
IndyMac Bancorp, Inc.	2,000	68,000
The St. Joe Co.	3,563	239,790

		307,790

Real Estate Investment Trusts - 0.08%
Catellus Development Corp.	7,200	191,880
CBL & Associates Properties, Inc.	600	42,906
General Growth Properties, Inc.	1,930	65,813
Regency Centers Corp.	2,300	109,549
The Mills Corp.	1,500	79,350
Ventas, Inc.	3,200	79,872
Weingarten Realty Investors	4,300	148,393

		717,763

Rental & Leasing - 0.01%
Rent-A-Center, Inc. (b)	3,000	81,930

Restaurants - 0.23%
Applebee’s International, Inc.	5,192	143,092
Brinker International, Inc. (b)	5,700	206,453
Darden Restaurants, Inc.	4,564	140,024
Outback Steakhouse, Inc.	3,500	160,265
Ruby Tuesday, Inc.	4,196	101,921
The Cheesecake Factory, Inc. (b)	5,433	192,600
Wendy’s International, Inc.	718	28,031
YUM! Brands, Inc.	19,400	1,005,113

		1,977,499

Retail - Specialty - 2.57%
7-Eleven, Inc. (b)	1,600	38,432
Advance Auto Parts, Inc. (b)	5,100	257,295
AnnTaylor Stores Corp. (b)	3,300	84,447
AutoZone, Inc. (b)	3,640	311,948
Avon Products, Inc.	31,600	1,356,904
Barnes & Noble, Inc. (b)	300	10,347
Bed Bath & Beyond, Inc. (b)	20,269	740,629
Best Buy Co., Inc.	17,822	962,566
CarMax, Inc. (b)	7,151	225,257
Chico’s FAS, Inc. (b)	11,568	326,912
Circuit City Stores, Inc.	1,600	25,680
Claire’s Stores, Inc.	5,100	117,504
Costco Wholesale Corp.	1,900	83,942
CVS Corp.	2,900	152,598
Dollar General Corp.	20,000	438,200
Dollar Tree Stores, Inc. (b)	7,872	226,163
Family Dollar Stores, Inc.	10,305	312,860
Fossil, Inc. (b)	2,700	69,998
Harley-Davidson, Inc.	19,737	1,140,009
Herman Miller, Inc.	4,568	137,588
Home Depot, Inc.	138,100	5,280,943
Leggett & Platt, Inc.	4,580	132,270
Lowe’s Cos., Inc.	52,889	3,019,433
Mattel, Inc.	12,300	262,605
Michaels Stores, Inc.	9,464	343,543
Nordstrom, Inc.	5,000	276,900
O’Reilly Automotive, Inc. (b)	3,100	153,543
Pacific Sunwear of California, Inc. (b)	4,900	137,102
Petco Animal Supplies, Inc. (b)	2,800	103,068

PETsMART, Inc.	9,890	284,338
Pier 1 Imports, Inc.	2,900	52,867
RadioShack Corp.	11,089	271,681
Regis Corp.	1,000	40,930
Rite Aid Corp. (b)	24,500	97,020
Sherwin-Williams Co.	700	30,793
Staples, Inc.	33,400	1,049,762
Tiffany & Co.	10,081	347,996
Urban Outfitters, Inc. (b)	2,928	140,456
Walgreen Co.	68,922	3,061,515
Williams-Sonoma, Inc. (b)	6,273	230,533

		22,336,577

Schools - 0.17%
Apollo Group, Inc., Class - A (b)	9,731	720,678
Career Education Corp. (b)	6,800	232,968
Corinthian Colleges, Inc. (b)	6,000	94,320
DeVry, Inc. (b)	4,200	79,464
Education Management Corp. (b)	4,600	128,570
ITT Educational Services, Inc. (b)	3,200	155,200
Laureate Education, Inc. (b)	2,000	85,580

		1,496,780

Security System/Services - 0.01%
The Brink’s Co.	3,441	119,059

Semiconductors - 2.69%
Advanced Micro Devices, Inc. (b)	13,127	211,607
Agere Systems, Inc., Class - B (b)	109,500	155,490
Altera Corp. (b)	24,595	486,489
Amkor Technology, Inc. (b)	4,800	18,528
Analog Devices, Inc.	25,227	911,704
Applied Materials, Inc. (b)	112,712	1,831,569
Applied Micro Circuits Corp. (b)	11,600	38,164
Atmel Corp. (b)	26,813	79,098
Broadcom Corp., Class - A (b)	17,741	530,811
Conexant Systems, Inc. (b)	12,200	18,300
Cree, Inc. (b)	4,800	104,400
Cypress Semiconductor Corp. (b)	8,543	107,642
Fairchild Semiconductor International, Inc. (b)	4,584	70,273
Integrated Circuit Systems, Inc. (b)	4,823	92,216
Intel Corp.	434,385	10,090,763
International Rectifier Corp. (b)	3,571	162,481
Intersil Corp., Class - A	5,273	91,328
KLA-Tencor Corp. (b)	13,400	616,534
Lam Research Corp. (b)	9,199	265,483
Linear Technology Corp.	20,864	799,300
LSI Logic Corp. (b)	11,850	66,242
Maxim Integrated Products, Inc.	21,638	884,345
Microchip Technology, Inc.	14,162	368,354
Micron Technology, Inc. (b)	19,000	196,460
National Semiconductor Corp.	24,300	500,823
Novellus Systems, Inc. (b)	7,317	195,583
NVIDIA Corp. (b)	11,400	270,864
PMC-Sierra, Inc. (b)	11,587	101,966
QLogic Corp. (b)	5,500	222,750
Rambus, Inc. (b)	5,300	79,871
Semtech Corp. (b)	4,800	85,776
Silicon Laboratories, Inc. (b)	2,500	74,275
Texas Instruments, Inc.	116,495	2,969,457
Xilinx, Inc.	23,295	680,913

		23,379,859

Telecommunications - 1.15%
IDT Corp., Class - B (b)	1,100	16,269
IDT Corp., Class - C (b)	1,500	21,300

Level 3 Communications, Inc. (b)	43,400	89,404
Motorola, Inc.	157,767	2,361,772
Nextel Communications, Inc., Class - A (b)	68,637	1,950,664
Nextel Partners, Inc. (b)	7,900	173,484
NII Holdings, Inc. (b)	3,900	224,250
Plantronics, Inc.	3,100	118,048
QUALCOMM, Inc.	108,920	3,991,918
Spectrasite, Inc. (b)	2,500	144,925
Sprint Corp. - FON Group	21,357	485,872
Telephone and Data Systems, Inc.	1,400	114,240
United States Cellular Corp. (b)	600	27,378
UTStarcom, Inc. (b)	5,314	58,188
Western Wireless Corp., Class - A (b)	5,400	204,984

		9,982,696

Textile Products - 0.02%
Mohawk Industries Co. (b)	1,953	164,638

Transportation & Shipping - 0.71%
C.H. Robinson Worldwide, Inc.	5,857	301,811
CNF, Inc.	1,100	51,469
Expeditors International of Washington, Inc.	7,164	383,632
FedEx Corp.	15,200	1,428,040
J.B. Hunt Transport Services, Inc.	3,600	157,572
JetBlue Airways Corp. (b)	5,727	109,042
Polaris Industries, Inc.	2,794	196,223
Ryder System, Inc.	2,000	83,400
Sirva, Inc. (b)	1,000	7,110
Southwest Airlines Co.	42,200	600,928
Tidewater, Inc.	1,981	76,982
United Parcel Service, Inc., Class - B	38,441	2,796,198

		6,192,407

Veterinary Diagnostics - 0.01%
VCA Antech, Inc. (b)	4,300	86,989

Waste Disposal - 0.12%
Allied Waste Industries, Inc. (b)	7,961	58,195
Stericycle, Inc. (b)	2,800	123,760
Waste Management, Inc.	30,800	888,580

		1,070,535

		366,730,930

Total Common Stocks (Cost $735,788,159)		841,313,521

	Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bills - 0.10%
SSgA Funds Management, Inc. - 0.10%
U.S. Treasury Bill - 0.10%
U.S. Treasury Bills*	2.68%	6/9/05	$895,000	$890,440

Total U.S. Treasury Bills (Cost $890,403)				890,440

Short-Term Investments - 2.54%
Jennison Associates LLC - 1.45%
Commercial Paper - 1.45%
Citicorp*	2.82	4/1/05	12,599,000	12,599,000

Time Deposit - 0.00%
Eurodollar Time Deposit	1.00	4/1/05	143	143

				12,599,143

SSgA Funds Management, Inc. - 1.09%
Money Market Mutual Fund - 1.09%
Alliance Money Market Fund Prime Portfolio	2.70	1/1/99	9,516,581	9,516,581

Total Short-Term Investments (Cost $22,115,724)				22,115,724

Total Investments (Cost $758,794,286) (a) - 99.43%	864,319,685
Other assets in excess of liabilities - 0.57%	4,920,981

NET ASSETS - 100.00%	$869,240,666

Percentages indicated are based on net assets of $869,240,666.

(a)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of recognized for federal reporting purposes in excess of federal income tax reporting of approximately $20,518,742. Cost for federal income tax purposes and differs from value by net unrealized of securities as follows:

Unrealized appreciation	$136,448,521
Unrealized depreciation	$(30,923,122)

Net unrealized appreciation	$105,525,399

(b)	Represents non-income producing securities
*	Rate disclosed represents yield effective at purchase

ADR – American Depository Receipt

Futures

SSGA Funds Management, Inc.

Number of Contracts	Future Contracts Long	Market Value	Expiration Date	Unrealized Gain/(Loss)
39	S&P 500 E-mini Future	$2,308,800	June-05	$(49,865)
10	Russell 1000 Growth Future	$2,367,500	June-05	$(53,370)
56	NASDAQ 100 E-mini Future	$1,669,920	June-05	$(28,077)
8	Russell 1000 Future	$2,550,000	June-05	$(40,456)

	Total Unrealized Loss			$(171,768)

See notes to Schedule of Investments.

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments

March 31, 2005

(Unaudited)

	Shares	Value
Common Stocks - 97.69%
Frontier Capital Management Co. - 28.27%
Aerospace - 0.30%
BFGoodrich Corp.	41,400	$1,585,206

Agriculture - 0.39%
Delta Pine & Land Co.	75,400	2,035,800

Auction House - 0.32%
Sotheby’s Holdings, Inc., Class - A (b)	97,000	1,645,120

Audio/Video Products - 0.20%
Digital Theater Systems, Inc. (b)	56,440	1,022,128

Auto Parts - 0.39%
Autoliv, Inc.	34,500	1,643,925
Goodyear Tire & Rubber Co. (b)	28,500	380,475

		2,024,400

Biotechnology - 0.09%
Millipore Corp. (b)	10,600	460,040

Broadcasting - 0.07%
Entercom Communications Corp. (b)	10,800	383,616

Business Equipment - 0.44%
Diebold, Inc.	17,900	981,815
Global Imaging Systems Inc. (b)	22,300	790,758
Polycom, Inc. (b)	29,200	494,940

		2,267,513

Chemicals - 0.52%
Cabot Microelectronics Corp. (b)	17,700	555,426
Cambrex Corp.	23,900	509,070
FMC Corp. (b)	12,000	641,400
Mosaic Co/The (b)	57,900	987,774

		2,693,670

Coal - 0.29%
Massey Energy Co.	37,700	1,509,508

Communications Technology - 0.71%
Arris Group, Inc. (b)	92,100	636,411
Concord Communications, Inc. (b)	25,500	258,060
Harmonic, Inc. (b)	51,000	487,560
Harris Corp.	17,900	584,435
LCC International, Inc., Class - A (b)	132,600	558,246
Power-One, Inc. (b)	51,800	251,748
RF Micro Devices, Inc. (b)	52,000	271,440
Sonus Networks, Inc. (b)	152,200	645,328

		3,693,228

Computer Equipment - 0.97%
Electronics for Imaging, Inc. (b)	40,000	713,600
InFocus Corp. (b)	109,800	630,252
Komag, Inc. (b)	103,100	2,304,285
Maxtor Corp. (b)	94,200	501,144
Seagate Technology Escrow (b)	30,268	0
Western Digital Corp. (b)	69,700	888,675

		5,037,956

Computer Services - 0.19%
PEC Solutions, Inc. (b)	34,300	431,494
Perot Systems Corp., Class - A (b)	40,500	544,320

		975,814

Computer Software - 0.59%
Ansoft Corp. (b)	34,300	925,414
Informatica Corp. (b)	78,400	648,368
Pinnacle Systems, Inc. (b)	200,500	1,120,795
Wind River Systems, Inc. (b)	25,400	383,032

		3,077,609

Computer Software & Services - 1.08%
Andrew Corp. (b)	30,400	355,984
BEA Systems, Inc. (b)	99,500	793,015
Insight Enterprises, Inc. (b)	48,800	856,928
Mercury Computer Systems, Inc. (b)	43,000	1,185,940
SafeNet, Inc. (b)	43,000	1,260,330
Vastera, Inc. (b)	207,500	607,975
WebEx Communications, Inc. (b)	25,700	554,863

		5,615,035

Construction - 1.39%
Chicago Bridge & Iron Co.	66,100	2,910,383
Fluor Corp.	53,100	2,943,333
Jacobs Engineering Group, Inc. (b)	26,900	1,396,648

		7,250,364

Consumer Discretionary - 0.05%
Sabre Holdings Corp.	12,900	282,252

Consumer Products & Services - 0.37%
ARAMARK Corp., Class - B	37,200	977,616
Hasbro, Inc.	21,100	431,495
ValueVision Media, Inc., Class - A (b)	39,600	489,852

		1,898,963

Containers & Packaging - 0.84%
Crown Holdings, Inc. (b)	207,200	3,224,032
Smurfit-Stone Container Corp. (b)	73,400	1,135,498

		4,359,530

Control & Filter Services - 0.09%
Watts Industries, Inc., Class - A	14,000	456,540

Electrical & Electronics - 1.70%
Anaren Microwave, Inc. (b)	28,800	349,344
Artesyn Technologies, Inc. (b)	75,000	653,250
C&D Technologies, Inc.	38,500	386,925
Cypress Semiconductor Corp. (b)	86,000	1,083,600
GrafTech International, Ltd. (b)	175,200	996,888
Harman International Industries, Inc.	10,400	919,984
LoJack Corp. (b)	143,900	1,981,502
Orbital Sciences Corp. (b)	57,173	553,435
Powerwave Technologies, Inc. (b)	50,900	393,966
Synopsys, Inc. (b)	19,800	358,380
Trimble Navigation, Ltd. (b)	33,685	1,138,890

		8,816,164

Electronic Components & Instruments - 3.47%
Actel Corp. (b)	52,000	799,760
Agere Systems Inc., Class - A (b)	159,700	228,371
Fairchild Semiconductor International, Inc. (b)	28,900	443,037
Genesis Microchip, Inc. (b)	39,300	567,885
Input/Output, Inc. (b)	119,900	773,355
Integrated Circuit Systems, Inc. (b)	31,500	602,280
Intersil Holding Corp.	28,100	486,692
Itron, Inc. (b)	43,200	1,280,448
MEMC Electronic Materials, Inc. * (b)	330,000	4,438,500
Microsemi Corp. (b)	86,400	1,407,456
National Semiconductor Corp.	70,600	1,455,066
PMC-Sierra, Inc. (b)	123,000	1,082,400
Rogers Corp. (b)	26,500	1,060,000
SBS Technologies, Inc. (b)	71,400	796,110
Semtech Corp. (b)	25,100	448,537
SiRF Technology Holdings Inc. (b)	59,300	661,788

Skyworks Solutions, Inc. (b)	63,800	405,130
SpatiaLight, Inc. (b)	64,400	325,220
Transmeta Corp. (b)	217,400	202,182
Zoran Corp. (b)	52,097	539,204

		18,003,421

Energy Equipment & Services - 1.36%
Core Laboratories NV (b)	43,700	1,121,779
Energy Conversion Devices * (b)	14,300	325,039
ENSCO International, Inc.	26,238	988,123
GlobalSantaFe Corp.	12,200	451,888
National-Oilwell, Inc. (b)	35,000	1,634,500
Noble Corp.	22,100	1,242,241
Transocean Sedco Forex, Inc. (b)	25,500	1,312,230

		7,075,800

Entertainment - 0.05%
Netflix, Inc. (b)	26,000	282,100

Financial Services - 1.14%
Ameritrade Holdings Corp. (b)	35,100	358,371
CheckFree Corp. (b)	32,000	1,304,320
E*Trade Group, Inc. (b)	89,700	1,076,400
Portfolio Recovery Associates, Inc. (b)	20,200	687,406
Ritchie Bros. Auctioneers, Inc.	42,100	1,330,360
TNS, Inc. (b)	11,300	202,835
Waddell & Reed Financial, Inc.	49,900	985,026

		5,944,718

Health Care - 1.62%
Apria Healthcare Group, Inc. * (b)	13,600	436,560
Cross Country Healthcare, Inc. (b)	45,000	754,200
Eclipsys Corp. (b)	90,100	1,394,748
Express Scripts, Inc., Class - A (b)	13,100	1,142,189
InterMune, Inc. (b)	36,400	400,400
Matria Healthcare, Inc. (b)	46,200	1,418,802
PAREXEL International Corp. (b)	43,500	1,022,250
Psychiatric Solutions Inc. (b)	20,000	920,000
Regeneration Technologies, Inc. (b)	89,600	923,776

		8,412,925

Industrial Products - 0.26%
Northwest Pipe Co. (b)	17,000	419,730
Pall Corp.	34,700	941,064

		1,360,794

Insurance - 0.32%
Assured Guaranty, Ltd.	42,300	759,285
PXRE Group Ltd.	12,400	318,060
The PMI Group, Inc.	15,000	570,150

		1,647,495

Internet Content - 0.11%
Harris Interactive, Inc. (b)	127,900	589,619

Machinery - 0.18%
Presstek Inc (b)	74,900	578,228
Timken Co.	13,270	362,802

		941,030

Media - 0.07%
Insight Communications Co., Inc. (b)	32,600	386,310

Medical Systems - 0.43%
Cyberonics * (b)	16,100	711,137
Omnicell, Inc. (b)	52,300	377,083
STERIS Corp. (b)	45,100	1,138,775

		2,226,995

Metals - 1.25%
Allegheny Technologies, Inc.	48,650	1,172,952
Brush Engineered Materials, Inc. (b)	35,800	681,274
Coeur d’Alene Mines Corp. (b)	79,400	291,398

Freeport-McMoRan Copper & Gold, Inc., Class - B	26,700	1,057,587
Intermagnetics General Corp. (b)	16,750	407,695
Kaydon Corp.	52,400	1,645,360
Reliance Steel & Aluminum Co.	13,500	540,135
RTI International Metals, Inc. (b)	30,800	720,720

		6,517,121

Oil & Gas - 2.11%
Ashland, Inc.	23,500	1,585,545
Devon Energy Corp.	38,162	1,822,236
Interoil Corp. (b)	15,400	538,384
Maverick Tube Corp. (b)	23,700	770,487
Pioneer Natural Resources Co.	13,300	568,176
Premcor, Inc.	27,430	1,637,022
Remington Oil & Gas (b)	13,300	419,216
Talisman Energy, Inc.	84,400	2,882,260
Willbros Group, Inc. (b)	37,700	761,540

		10,984,866

Packaging - 0.43%
Packaging Corp. of America	62,100	1,508,409
Pactiv Corp. (b)	32,160	750,936

		2,259,345

Pharmaceuticals - 0.40%
ICON PLC - ADR (b)	15,600	585,312
Pharmaceutical Product Development, Inc. (b)	30,600	1,482,570

		2,067,882

Pollution Control - 0.37%
Bennett Environmental, Inc. (b)	173,500	501,415
Republic Services, Inc.	41,800	1,399,464

		1,900,879

Production Technology - 0.27%
Lam Research Corp. (b)	14,900	430,014
Sanmina-SCI Corp. (b)	84,200	439,524
Teradyne, Inc. (b)	35,600	519,760

		1,389,298

Restaurants - 0.33%
Panera Bread Co., Class - A (b)	16,600	938,398
Triarc Cos., Inc., Class - B	57,900	800,757

		1,739,155

Retail - 0.82%
CarMax, Inc. (b)	52,600	1,656,900
Dollar Tree Stores, Inc. (b)	71,900	2,065,687
Tweeter Home Entertainment Group, Inc. (b)	93,200	519,124

		4,241,711

Semiconductors - 0.24%
Mindspeed Technologies (b)	225,900	503,757
STATS ChipPAC, Ltd. (b)	111,451	736,691
Vitesse Semiconductor (b)	185,100	496,068

		1,736,516

Shipping - 0.31%
Kirby Corp. (b)	38,400	1,613,952

Technology - 0.33%
ATMI, Inc. (b)	33,800	846,352
Hutchinson Technology, Inc. (b)	25,700	893,846

		1,740,198

Telecom Services - 0.13%
Amdocs Ltd. (b)	23,000	653,200

Textile Manufacturing - 0.11%
Unifi, Inc. (b)	175,800	588,930

Transportation - 0.86%
EGL, Inc. (b)	40,500	923,400
Kansas City Southern (b)	42,600	820,476
Landstar System, Inc. (b)	50,300	1,647,325
Swift Transportation Co., Inc. (b)	48,000	1,062,720

		4,453,921

Utilities - 0.31%
Citizens Communications Co.	68,700	888,978
Western Gas Resources, Inc.	20,700	713,115

		1,602,093

		147,450,730

Geewax, Terker & Co. - 28.49%
Advertising - 0.03%
ValueClick, Inc. (b)	14,000	148,540

Aerospace/Defense - 0.59%
DRS Technologies, Inc. (b)	14,000	595,000
Gencorp, Inc.	16,800	336,000
Moog, Inc. (b)	26,600	1,202,320
Orbital Sciences Corp. (b)	94,900	918,632

		3,051,952

Auto Related - 0.07%
Group 1 Automotive, Inc. (b)	9,000	236,700
Lithia Motors, Inc.	4,700	120,367

		357,067

Banking - 1.37%
Bank of the Ozarks, Inc.	35,010	1,111,567
Banner Corp.	1,900	51,243
Berkshire Hills Bancorp, Inc.	1,100	37,125
Capitol Bancorp, Ltd.	50,150	1,517,037
City Holding Co.	16,600	490,281
First BanCorp.	21,900	925,275
First Place Financial Corp.	4,200	76,860
Flagstar Bancorp, Inc.	48,550	949,153
MAF Bancorp, Inc.	7,000	290,780
Sterling Financial Corp. (b)	25,165	898,391
Umpqua Holdings Corp.	33,400	779,890

		7,127,602

Building Products - 0.03%
ElkCorp,	3,600	138,456

Business Services - 0.56%
Brady Corp., Class - A	42,200	1,365,170
Ipayment Holdings, Inc. (b)	2,800	118,160
MPS Group, Inc. (b)	65,200	685,252
Ventiv Health, Inc. (b)	26,100	600,300
Volt Information Sciences, Inc. (b)	4,900	118,335

		2,887,217

Casinos & Gaming - 0.63%
Argosy Gaming Co. (b)	21,000	964,320
Aztar Corp. (b)	40,500	1,156,680
Boyd Gaming Corp.	17,300	902,195
Pinnacle Entertainment, Inc. (b)	13,700	228,790

		3,251,985

Chemicals - 0.81%
Airgas, Inc.	58,400	1,395,176
Cytec Industries, Inc.	26,200	1,421,350
Hercules, Inc. (b)	96,200	1,392,976

		4,209,502

Commercial Services - 0.46%
Ace Cash Express, INC. (b)	8,100	184,275
First Cash Financial Services, Inc. (b)	2,300	48,691
NCO Group, Inc. (b)	31,400	613,870
URS Corp. (b)	52,900	1,520,875

		2,367,711

Communications Technology - 0.58%
Andrew Corp. (b)	69,700	816,187
Comtech Telecommunications Corp. (b)	15,675	816,668
Ditech Communications Corp. (b)	73,600	917,792

Novatel Wireless, Inc. (b)	32,700	351,525
TALK America Holdings, Inc. (b)	17,538	113,120

		3,015,292

Computer Services - 0.07%
Aspen Technology, Inc. (b)	68,200	387,376

Computer Software - 0.26%
SonicWALL, Inc. (b)	71,600	364,444
SYNNEX Corp. (b)	57,400	999,908

		1,364,352

Consumer Products & Services - 1.31%
Central Garden & Pet Co. (b)	35,300	1,548,258
Chiquita Brands International, Inc.	63,600	1,703,208
Jarden Corp. (b)	38,300	1,757,204
John B. Sanfilippo & Son, Inc. (b)	15,100	371,158
Rayovac Corp. (b)	27,700	1,152,320
The Warnaco Group, Inc. (b)	12,100	290,884

		6,823,032

Correctional Services & Facilities - 0.10%
Corrections Corp. of America (b)	12,800	494,080

Distribution - 0.62%
Brightpoint, Inc. (b)	12,000	224,760
Hughes Supply, Inc.	60,600	1,802,850
WESCO International, Inc. (b)	42,100	1,178,800

		3,206,410

Electric Utilities - 0.20%
Empire District Electric Co.	17,800	414,028
PNM Resources Inc.	22,500	600,300

		1,014,328

Electronic Components & Instruments - 0.60%
Anixter International, Inc. (b)	43,300	1,565,295
General Cable Corp. (b)	13,500	162,945
KEMET Corp. (b)	50,800	393,700
TTM Technologies, Inc. (b)	52,444	548,564
Watts Industries, Inc., Class - A	13,300	433,713

		3,104,217

Entertainment - 0.50%
Gaylord Entertainment Co. (b)	64,600	2,609,840

Financial Services - 0.21%
Advanta Corp., Class - B	10,802	248,446
ASTA Funding, Inc.	10,275	217,522
Encore Capital Group, Inc. (b)	20,800	302,640
Irwin Financial Corp.	8,600	197,972
Marlin Business Services, Inc. (b)	1,700	34,646
United PanAm Financial Corp. (b)	5,273	107,516

		1,108,742

Footwear - 0.06%
Brown Shoe Company, Inc.	8,500	291,295

Forest Products & Papers - 0.24%
Albany International Corp., Class - A	26,000	802,880
Buckeye Technologies, Inc. (b)	41,500	448,200

		1,251,080

Health Care - 0.83%
Beverly Enterprises, Inc. (b)	99,200	1,228,096
Genesis HealthCare Corp. (b)	19,616	841,330
Kindred Healthcare, Inc. (b)	63,444	2,226,885

		4,296,311

Homebuilders - 1.73%
Beazer Homes USA, Inc.	65,325	3,257,105
Dominion Homes, Inc. (b)	24,800	419,864
M/I Homes, Inc.	24,300	1,188,999
Meritage Corp. (b)	10,000	589,200
NCI Building Systems, Inc. (b)	17,700	683,220

Standard-Pacific Corp.	11,300	815,747
WCI Communities, Inc. (b)	68,400	2,057,472

		9,011,607

Hotels & Lodging - 0.19%
La Quinta Corp. (b)	116,000	986,000

Information Technology - 0.02%
C-COR.net Corp. (b)	20,500	124,640

Insurance - 2.61%
Alfa Corp.	3,900	56,355
American Equity Investment Life Holding Co.	95,700	1,224,003
AmerUs Group Co.	60,100	2,839,724
Ceres Group, Inc. (b)	7,800	42,354
CNA Surety Corp. (b)	44,400	603,840
Delphi Financial Group, Inc., Class - A	44,200	1,900,600
EMC Insurance Group, Inc.	2,200	41,932
FPIC Insurance Group, Inc. (b)	1,300	41,795
Infinity Property & Casualty Corp.	17,000	531,420
Midland Co.	9,800	308,798
ProAssurance Corp. (b)	40,600	1,603,700
RLI Corp.	16,600	688,070
Selective Insurance Group, Inc.	28,800	1,331,424
U.S.I. Holdings Corp. (b)	6,800	80,104
United America Indemnity, Ltd (b)	70,477	1,327,787
United Fire & Casualty Co.	7,600	257,108
Universal American Financial Corp. (b)	43,100	745,630

		13,624,644

Internet - 0.05%
InfoSpace, Inc. (b)	6,000	244,980

Investment Companies - 0.13%
MCG Capital Corp	44,500	684,633

Machinery & Engineering - 0.14%
Applied Industrial Tech., Inc.	27,400	745,280

Manufacturing - 2.50%
Barnes Group, Inc.	17,200	467,324
Briggs & Stratton Corp.	53,300	1,940,653
Cascade Corp.	3,600	126,000
IDEX Corp.	37,200	1,501,020
Joy Global, Inc.	93,650	3,283,369
MascoTech, Inc. (b)	4,290	0
Nordson Corp.	24,700	909,454
Oshkosh Truck Corp.	9,000	737,910
Terex Corp. (b)	46,900	2,030,770
Toro Co.	7,300	646,050
Trinity Industries, Inc.	47,600	1,340,892

		12,983,442

Medical Supplies - 0.20%
Microtek Medical Holdings, Inc. (b)	85,800	307,164
PolyMedica Corp.	21,200	673,312
PSS World Medical, Inc. (b)	5,400	61,398

		1,041,874

Natural Gas Utilities - 0.50%
New Jersey Resources Corp.	10,200	444,006
Southwestern Energy Co. (b)	38,300	2,173,908

		2,617,914

Oil & Gas - 3.76%
Callon Petroleum Co. (b)	35,900	557,886
Enbridge Energy Management, LLC (b)	136,440	0
Encore Acquisition Co. (b)	55,000	2,271,500
Energy Partners, Ltd. (b)	58,100	1,508,857
Frontier Oil Corp.	6,800	246,568
Giant Industries, Inc. (b)	25,600	657,920
Holly Corp.	12,100	450,967

Houston Exploration Co. (b)	27,100	1,543,345
KCS Energy, Inc. (b)	202,900	3,116,543
Penn Virginia Corp.	29,000	1,331,100
Plains Exploration & Production Co. (b)	44,700	1,560,030
Remington Oil & Gas Corp. (b)	6,700	211,184
Southern Union Co. (b)	61,280	1,538,741
Superior Energy Services, Inc. (b)	4,500	77,400
Swift Energy Co. (b)	63,900	1,817,316
Tesoro Petroleum Corp. (b)	33,800	1,251,276
Whiting Petroleum Corp. (b)	35,600	1,451,768

		19,592,401

Pharmaceuticals - 0.14%
Bone Care International, Inc. (b)	25,322	656,853
PAREXEL International Corp. (b)	3,000	70,500

		727,353

Raw Materials - 0.30%
Cleveland-Cliffs, Inc.	21,700	1,581,279

Real Estate Investment Trust - 1.52%
American Home Mortgage Investment Corp.	11,300	323,632
Anthracite Capital, Inc.	16,900	188,266
Ashford Hospitality Trust	45,900	468,180
Capital Trust, Inc., Class - A	42,100	1,396,878
Digital Realty Trust, Inc.	10,400	149,448
Equity Inns Inc.	17,000	187,510
Extra Space Storage, Inc.	11,200	151,200
Gramercy Capital Corp.	7,800	152,100
Impac Mortgage Holdings, Inc.	37,500	719,250
Innkeepers USA Trust	29,200	376,972
MortgageIT Holdings, Inc.	22,100	352,495
New Century Financial Corp.	25,300	1,184,546
Newcastle Investment Corp.	39,500	1,169,200
RAIT Investment Trust	6,300	168,966
Redwood Trust, Inc.	4,200	214,956
Saxon Reit Inc	13,300	228,095
U-STORE-IT Trust	28,000	487,200

		7,918,894

Rental & Leasing - 0.34%
Aaron Rents, Inc.	69,537	1,390,740
United Rentals, Inc. (b)	17,500	353,675

		1,744,415

Resorts/Theme Parks - 0.15%
Bluegreen Corp. (b)	15,000	192,750
Vail Resorts, Inc. (b)	22,300	563,075

		755,825

Restaurants - 0.45%
CEC Entertainment, Inc. (b)	25,550	935,130
CKE Restaurants Inc. (b)	15,200	240,920
Landry’s Restaurants, Inc.	40,300	1,165,476

		2,341,526

Retail - 1.50%
Aeropostale, Inc. (b)	4,000	131,000
Big 5 Sporting Goods Corp.	44,000	1,086,800
Brookstone, Inc. (b)	28,700	465,514
Cash America International, Inc.	69,600	1,526,328
Conn’s, Inc. (b)	5,900	110,920
Guess?, Inc. (b)	11,800	161,660
Jo-Ann Stores, Inc. (b)	8,500	238,765
MarineMax, Inc. (b)	6,600	205,788
School Specialty, Inc. (b)	16,350	640,266
Sonic Automotive, Inc.	42,000	953,820
Stage Stores, Inc. (b)	11,800	453,002
The Finish Line, Inc., Class - A	12,700	294,005

The Pantry, Inc. (b)	16,300	504,811
United Auto Group, Inc.	36,200	1,007,446

		7,780,125

Semiconductors - 0.15%
Sigmatel, Inc. (b)	7,900	295,697

		295,727

Steel - 0.53%
Schnitzer Steel Industries, Inc.	39,850	1,344,141
Steel Dynamics, Inc.	34,500	1,188,525
Steel Technologies, Inc.	9,500	227,905

		2,760,571

Transportation - 1.45%
Alexander & Baldwin, Inc.	8,900	366,680
Arkansas Best Corp.	9,500	358,910
Genesee & Wyoming Inc., Class - A (b)	90,800	2,352,627
Greenbrier Cos., Inc.	12,300	431,607
GulfMark Offshore, Inc. (b)	1,800	46,638
Heartland Express, Inc.	18,410	352,552
Hub Group, Inc. (b)	2,200	137,874
Kirby Corp. (b)	19,900	836,397
Marten Transport, Ltd. (b)	30,900	659,097
Overnite Corp.	17,735	567,343
RailAmerica, Inc. (b)	101,500	1,266,720
SCS Transportation (b)	8,000	148,720

		7,525,165

		147,594,652

IronBridge Capital Management, LLC - 8.80%
Aerospace/Defense - 0.21%
DRS Technologies, Inc. (b)	13,000	552,500
Orbital Sciences Corp. (b)	56,250	544,500

		1,097,000

Apparel Manufacturers - 0.20%
Oxford Industries, Inc.	16,134	590,343
Russell Corp.	25,715	464,927

		1,055,270

Auto / Truck Parts & Equipment - 0.10%
ArvinMeritor, Inc.	34,485	533,483

Banking - 0.80%
BOK Financial Corp. (b)	8,703	354,038
Cathay General Bancorp, Inc.	13,865	436,748
Community Bank System, Inc.	14,854	340,305
First BanCorp Puerto Rico	10,730	453,343
First Midwest Bancorp, Inc.	18,295	594,221
Pacific Capital Bancorp	19,835	590,685
R&G Financial Corp., Class B	13,230	412,379
Texas Regional Bancshares	16,138	485,915
United Bankshares, Inc.	15,748	521,889

		4,189,523

Chemicals - 0.56%
Agrium, Inc.	28,439	519,012
Lubrizol Corp.	23,065	937,361
Methanex Corp.	40,825	793,230
Symyx Technologies, Inc. (b)	30,326	668,688

		2,918,291

Coffee - 0.12%
Peets Coffee and Tea Inc. (b)	25,040	617,236

Communication Equipment - 0.05%
ViaSat, Inc. (b)	12,800	239,232

Computer Services - 0.39%
Adaptec, Inc. (b)	36,400	174,356
CACI International, Inc., Class A (b)	4,300	237,489

Cray, Inc. (b)	121,010	308,576
LaserCard Corp. (b)	25,800	128,484
Mercury Computer Systems, Inc. (b)	28,536	787,022
Overland Storage Inc. (b)	25,145	369,129

		2,005,056

Computer Services/ Software - 0.13%
Avid Technology, Inc. (b)	5,215	282,236
MapInfo Corp. (b)	11,823	142,349
TriZetto Group, Inc (b)	24,400	227,164

		651,749

Electric Utility - 0.14%
Avista Corp.	20,460	358,050
Calpine Corp. (b)	126,870	355,236

		713,286

Electronic Components & Instruments - 0.87%
Actel Corp. (b)	18,600	286,068
Aeroflex, Inc. (b)	57,245	534,096
Analogic Corp.	16,191	700,260
Applied Micro Circuits Corp. (b)	81,700	268,793
BEI Technologies, Inc.	8,171	195,859
Cubic Corp.	24,875	471,133
Kemet Corp. (b)	66,200	513,050
OSI Systems, Inc. (b)	26,600	465,766
Synaptics Inc (b)	20,995	487,084
Trimble Navigation, Ltd. (b)	19,101	645,804

		4,567,913

Energy - 0.16%
Headwaters, Inc. (b)	6,800	223,176
Southwestern Energy Co. (b)	10,550	598,818

		821,994

Finance - 0.04%
CompuCredit Corp. (b)	8,680	231,062

Finance - Brokers - 0.28%
Edwards (A.G), Inc.	16,000	716,800
Jefferies Group, Inc.	19,105	719,876

		1,436,676

Financial Services - 0.03%
Doral Financial Corp.	7,600	166,364

Footwear - 0.11%
Wolverine World Wide, Inc.	27,267	584,332

Golf - 0.06%
Callaway Golf Co.	23,820	304,896

Industrial Products - 0.07%
York International Corp.	8,800	344,784

Instruments-Scientific - 0.08%
Varian, Inc. (b)	11,480	434,977

Insurance - 0.19%
AmerUs Group Co.	13,631	644,065
Stewart Information Services Corp.	9,320	349,686

		993,751

Lasers - Systems/Components - 0.10%
Rofin-Sinar Technologies, Inc. (b)	15,695	504,437

Manufactured Housing - 0.05%
Coachmen Industries, Inc.	18,200	247,520

Manufacturing - Miscellaneous - 0.16%
AptarGroup, Inc.	11,600	602,968
Raven Industries, Inc.	11,427	233,339

		836,307

Media - 0.13%
Imax Corp. (b)	31,607	292,049
Macrovision Corp. (b)	15,995	364,526

		656,575

Medical - Biomedical/Genetic - 0.25%
CryoLife, Inc. (b)	27,612	170,918
Digene Corp. (b)	10,800	224,100
Exelixis, Inc. (b)	32,456	220,052
Lifecell Corp. (b)	40,338	359,008
Maxygen, Inc. (b)	40,200	344,916

		1,318,994

Medical - Information Systems - 0.15%
Cerner Corp. (b)	14,900	782,399

Medical Instruments - 0.33%
Intuitive Surgical, Inc. (b)	10,280	467,432
Kensey Nash Corp. (b)	17,072	462,310
Techne Corp. (b)	11,600	466,088
Thoratec Corp. (b)	27,756	339,178

		1,735,008

Medical Supplies - 0.09%
Respironics, Inc. (b)	7,800	454,506

Metal Processors & Fabrication - 0.09%
Commercial Metals Co.	13,923	471,850

Natural Gas Distribution - 0.11%
Energen Corp.	8,700	579,420

Office Furnishings - 0.11%
HNI Corporation	12,825	576,484

Oil Comp-Integrated - 0.07%
Cabot Oil & Gas Corp., Class A	6,500	358,475

Oil-Field Services - 0.23%
Oceaneering International, Inc. (b)	17,940	672,750
TETRA Technologies, Inc. (b)	18,165	516,613

		1,189,363

Optical Supplies - 0.13%
Oakley, Inc.	54,634	700,408

Paper & Related Products - 0.21%
Longview Fibre Co.	32,475	609,231
Wausau-Mosinee Paper Corp.	32,300	456,722

		1,065,953

Pharmaceuticals - 0.14%
Ligand Pharmaceuticals, Class B (b)	22,167	127,017
Perrigo Co.	31,524	603,685

		730,702

Real Estate Investment Trust - 0.17%
Corporate Office Properties	32,620	863,778

Research & Development - 0.04%
SFBC International Inc. (b)	5,500	193,820

Retail - 0.52%
BJ’S Wholesale Club, Inc. (b)	26,801	832,439
Cost Plus, Inc. (b)	11,400	306,432
Pacific Sunwear of California, Inc. (b)	26,100	730,278
Payless Shoesource, Inc. (b)	15,400	243,166
The Men’s Wearhouse, Inc. (b)	14,450	609,935

		2,722,250

Semiconductors - 0.14%
ANADIGICS, Inc. (b)	44,800	64,512
Varian Semiconductor Equipment, Inc. (b)	17,775	675,628

		740,140

Superconductor Products and Systems - 0.10%
American Superconductor Corp. (b)	54,010	539,020

Telecommunications Equipment - 0.46%
Applied Signal Technology, Inc.	23,040	527,616
Arris Group, Inc. (b)	108,060	746,695
Newport Corp. (b)	32,560	471,794
Tekelec (b)	39,900	636,006

		2,382,111

Toys - 0.12%
Leapfrog Enterprises, Inc. (b)	52,665	597,748

Transportation - 0.31%
Alexander & Baldwin, Inc.	16,700	688,040
Knight Transportation, Inc.	22,800	562,476
OMI Corp.	18,500	354,275

		1,604,791

		45,758,934

Sterling Johnston Capital Management, Inc. - 22.62%
Aerospace/Defense - 0.61%
BE Aerospace, Inc. (b)	135,700	1,628,400
Esterline Technologies Corp. (b)	45,150	1,559,933

		3,188,333

Auto Related - 0.25%
A.S.V., Inc. (b)	32,650	1,294,409

Business Services - 0.80%
MPS Group, Inc. (b)	121,800	1,280,118
Navigant Consulting, Inc. (b)	54,750	1,490,843
Ventiv Health, Inc. (b)	60,000	1,380,000

		4,150,961

Casinos & Gaming - 0.39%
Aztar Corp. (b)	22,700	648,312
Pinnacle Entertainment, Inc. (b)	81,350	1,358,545

		2,006,857

Chemicals - 0.52%
Olin Corp.	64,500	1,438,350
OM Group, Inc. (b)	41,050	1,248,741

		2,687,091

Communications - 1.02%
AudioCodes, Ltd. (b)	86,600	975,116
General Cable Corp. (b)	150,350	1,814,724
j2 Global Communications, Inc. (b)	42,450	1,456,460
Ulticom, Inc. (b)	96,800	1,077,384

		5,323,684

Computer Hardware Manufacturing - 0.12%
Creative Technology, Ltd.	64,050	621,285

Computer Software - 0.51%
Epicor Software Corp. (b)	85,650	1,122,015
Wind River Systems, Inc. (b)	101,400	1,529,112

		2,651,127

Construction - 0.32%
NCI Building Systems, Inc. (b)	26,600	1,026,760
Walter Industries, Inc.	15,250	648,888

		1,675,648

Consumer Products - Misc. - 0.13%
Playtex Products, Inc. (b)	73,500	661,500

Distribution/Wholesale - 0.32%
Aviall, Inc. (b)	47,300	1,324,400
Bluelinx Holdings Inc.	24,750	334,373

		1,658,773

E-Commerce - 0.44%
Overstock.com, Inc. (b)	23,450	1,008,116
ValueClick, Inc. (b)	122,400	1,298,664

		2,306,780

Electronic Components & Instruments - 0.56%
Helix Technology Corp.	37,750	583,993
Mentor Graphics Corp. (b)	91,100	1,248,070
Metrologic Instruments, Inc. (b)	47,700	1,072,296

		2,904,359

Energy - 0.19%
Headwaters, Inc. (b)	29,500	968,190

Entertainment - 0.18%
Lions Gate Entertainment Corp. (b)	85,250	942,013

Finance - 0.09%
Encore Capital Group, Inc. (b)	31,850	463,418

Food & Beverage - 0.17%
Chiquita Brands International, Inc.	33,900	907,842

Grocery - 0.14%
Nash Finch Co.	18,700	710,413

Health Care - 1.70%
Genesis Healthcare Corp (b)	28,850	1,237,377
Illumina, Inc. (b)	74,100	598,728
Matria Healthcare, Inc. (b)	36,375	1,117,076
Molina Heathcare, Inc. (b)	27,350	1,260,561
Option Care, Inc.	62,450	1,285,845
TLC Vision Corp. (b)	84,650	801,636
United Surgical Partners (b)	27,200	1,244,944
Wellcare Health Plans, Inc. (b)	42,600	1,297,595

		8,843,762

Internet Services - 0.38%
Equinix, Inc. (b)	34,200	1,448,028
Redback Networks, Inc. (b)	87,200	521,456

		1,969,484

Machinery - 0.58%
Gardner Denver, Inc. (b)	27,000	1,066,770
JLG Industries, Inc.	52,250	1,125,987
Nacco Industries, Inc.	8,100	825,714
TurboChef Technologies, Inc. (b)	1	15

		3,018,486

Manufacturing - 0.63%
Jacuzzi Brands, Inc. (b)	202,150	1,972,984
Mine Safety Appliances Co.	33,050	1,280,357

		3,253,341

Medical Systems - 0.88%
Allscripts Healthcare Solutions, Inc. (b)	67,400	963,820
American Medical Systems Holdings, Inc. (b)	71,200	1,223,216
Laserscope (b)	34,200	1,085,508
Palomar Medical Technologies, Inc. (b)	47,500	1,281,075

		4,553,619

Metals - 1.79%
AK Steel Holding Corp. (b)	83,500	923,510
Carpenter Technology Corp.	19,550	1,161,466
Century Aluminum Co. (b)	19,650	594,609
Commercial Metals Co.	45,550	1,543,689
Metals USA, Inc. (b)	66,650	1,305,674
NS Group, Inc. (b)	50,250	1,578,352
Schnitzer Steel Industries, Inc.	46,900	1,581,936
Steel Dynamics, Inc.	18,400	633,880

		9,323,116

Oil & Gas - 3.24%
Callon Petroleum Co. (b)	71,950	1,118,103
Grey Wolf, Inc. (b)	225,750	1,485,435
Oceaneering International, Inc. (b)	62,000	2,325,000
Oil States International, Inc. (b)	42,050	864,128
Southwestern Energy Co. (b)	22,500	1,277,100
Superior Energy Services, Inc. (b)	139,800	2,404,560
Todco, Class A (b)	109,900	2,839,816
Whiting Petroleum Corp. (b)	70,950	2,893,340
Willbros Group, Inc. (b)	79,200	1,599,840

		16,807,322

Oil Comp-Integrated - 0.44%
Mcmoran Exploration Co. (b)	39,300	789,930
Range Resources Corp.	64,700	1,511,392

		2,301,322

Pharmaceuticals – 1.83%
Array BioPharma, Inc. (b)	95,600	670,156
Bone Care International, Inc. (b)	64,500	1,673,129
Cubist Pharmaceuticals, Inc. (b)	115,750	1,229,265
HealthExtras, Inc. (b)	82,700	1,376,954
Nektar Therapeutics (b)	58,650	817,581
Nitromed, Inc. (b)	6,450	111,650
SFBC International, Inc. (b)	38,700	1,363,788
Telik, Inc. (b)	82,500	1,244,100
United Therapeutics Corp. (b)	22,900	1,046,416

		9,533,039

Resorts/Theme Parks - 0.23%
Sunterra Corp. (b)	80,750	1,217,710

Restaurants - 0.12%
Red Robin Gourmet Burgers (b)	12,700	646,557

Retail - 1.76%
Brown Shoe Co., Inc.	38,700	1,326,249
Coldwater Creek, Inc. (b)	45,300	837,144
Dress Barn, Inc. (b)	74,100	1,350,102
Finish Line, Inc., Class – A	73,300	1,696,895
Longs Drug Stores Corp.	28,250	966,715
MarineMax, Inc. (b)	59,450	1,853,650
Too, Inc. (b)	44,750	1,103,983

		9,134,738

Telecommunications Equipment - 0.58%
ECI Telecom, Ltd. (b)	81,550	586,345
Nice Systems Ltd (b)	35,700	1,150,254
Teledyne Technologies, Inc. (b)	41,450	1,297,385

		3,033,984

Transportation - 1.70%
Diana Shipping Inc (b)	35,250	583,035
Dryships Inc. (b)	95,600	1,863,244
Forward Air Corp.	24,050	1,024,049
Old Dominion Freight Line, Inc. (b)	32,650	1,017,048
OMI Corp.	117,900	2,257,784
Overnite Corp.	39,950	1,278,001
Pacer International, Inc. (b)	33,250	794,343

		8,817,504

		117,576,667

Transition Account - 9.51%
Advertising - 0.03%
Valuevision Media, Inc., Class A (b)	12,700	157,099

Aerospace & Defense - 0.11%
Goodrich Corp.	14,800	566,692

Agricultural Products - 0.07%
Mosaic Co Inc. (b)	20,800	354,848

Agriculture - 0.14%
Delta & Pine Land CO.	27,100	731,700

Auction House - 0.21%
Ritchie Brothers Auctioneers, Inc.	15,100	477,160
Sotheby’s Holdings, Inc. (b)	35,100	595,296

		1,072,456

Audio/Video Products - 0.07%
Digital Theater Systems Inc (b)	20,300	367,633

Auto Parts - 0.11%
Autoliv Inc.	12,400	590,860

Broadcasting - 0.03%
Entercom Communications Corp. (b)	3,900	138,528

Business Equipment - 0.13%
Diebold, Inc.	6,500	356,525
Global Imaging Systems, Inc. (b)	4,100	145,386
Polycom, Inc. (b)	10,500	177,975

		679,886

Business Services - 0.36%
Energy Conversion Devices, Inc. (b)	5,100	115,923
Harris Interactive, Inc. (b)	45,900	211,599
ICON PLC. (b)	5,600	210,112
Omnicell Inc. (b)	18,900	136,269
PAREXEL International Corp. (b)	15,500	364,250
Pharmaceutical Product Development, Inc. (b)	11,000	532,950
Portfolio Recovery Associates, Inc. (b)	7,300	248,419
TNS, Inc. (b)	4,000	71,800

		1,891,322

Cable Television - 0.03%
Insight Communications Co., Inc. (b)	11,800	139,830

Chemicals - 0.08%
Cabot Microelectronics Corp. (b)	6,400	200,832
FMC Corp. (b)	4,200	224,490

		425,322

Communication Equipment - 0.14%
Arris Group, Inc (b)	33,300	230,103
Harris Corp.	5,400	176,310
RF Micro Devices, Inc. (b)	18,500	96,570
Sonus Networks, Inc. (b)	48,700	206,488

		709,471

Computer Equipment - 0.20%
Infocus Corp. (b)	39,400	226,156
Insight Enterprises, Inc. (b)	17,500	307,300
Maxtor Corp. (b)	33,900	180,348
Western Digital Corp. (b)	25,000	318,750

		1,032,554

Computer Services - 0.07%
Pec Solutions, Inc. (b)	12,300	154,734
Perot Systems Corp. Class A (b)	14,500	194,880

		349,614

Computer Software - 0.70%
Amdocs Ltd (b)	8,200	232,880
BEA Systems, Inc. (b)	35,800	285,326
Concord Communications, Inc. (b)	11,700	118,404
Eclipsys Corporation (b)	30,700	475,236
Electronics For Imaging, Inc. (b)	13,600	242,624
Informatica Corp. (b)	28,100	232,387
Mercury Computer Systems, Inc. (b)	15,400	424,732
Pinnacle Systems, Inc. (b)	57,100	319,189
Sabre Holdings, Inc. - Class A	4,600	100,648
Safenet, Inc. (b)	15,400	451,374
Vastera, Inc. (b)	76,700	224,731
WebEx Communications, Inc. (b)	9,300	200,787
Wind River Systems, Inc. (b)	10,400	156,832
Zoran Corp. (b)	18,900	195,615

		3,660,765

Construction - 0.55%
Chicago Bridge and Iron Co., N.V.	23,000	1,012,690
Fluor Corp.	19,100	1,058,713
Jacobs Engineering Group, Inc. (b)	9,700	503,624
Willbros Group, Inc. (b)	13,600	274,720

		2,849,747

Electrical & Electronics - 0.21%
Anaren Microwave, Inc. (b)	10,300	124,939
Lo-Jack Corporation (b)	51,700	711,909
Powerwave Technologies, Inc. (b)	18,500	143,190
Synopsys, Inc. (b)	7,100	128,510

		1,108,548

Electrical Equipment - 0.38%
Cyberonics, Inc. (b)	5,800	256,186
Hutchinson Technology, INC. (b)	9,300	323,454
Millipore Corp. (b)	3,800	164,920
Orbital Sciences Corp. (b)	20,600	199,408
Regeneration Technologies, Inc. (b)	32,200	331,982
SBS Technologies, Inc. (b)	25,700	286,555
Steris Corp. (b)	16,100	406,525

		1,969,030

Electronic Components - 0.74%
Actel Corp. (b)	18,600	286,068
Agere Systems Inc. Class A (b)	57,700	82,511
Artesyn Technologies, Inc. (b)	26,700	232,557
C&D Technologies, Inc.	13,700	137,685
GrafTech International, Ltd. (b)	62,900	357,901
Input/Output, Inc. (b)	43,000	277,350
Itron, Inc. (b)	15,600	462,384
Komag, Inc. (b)	37,000	826,950
Rogers Corp. (b)	8,400	336,000
Sanmina-SCI Corp. (b)	30,300	158,166
SiRF Technology Holdings, Inc. (b)	21,300	237,708
SpatiaLight, Inc. (b)	23,000	116,150
Trimble Navigation, Ltd. (b)	12,100	409,101

		3,920,531

Energy - 0.55%
Devon Energy Corp.	13,700	654,175
Massey Energy Co.	13,500	540,540
Noble Corp.	7,900	444,059
Pioneer Natural Resources Co.	4,800	205,056
Talisman Energy Inc.	30,300	1,034,745

		2,878,575

Energy Equipment & Services - 0.15%
Core Laboratories N.V. (b)	15,700	403,019
Ensco International, Inc.	9,500	357,770

		760,789

Filtration - 0.07%
Pall Corp.	12,500	339,000

Financial Services - 0.28%
Ameritrade Holding Corp. (b)	12,600	128,646
CheckFree Corp. (b)	11,400	464,664
E*TRADE Financial Corp. (b)	32,100	385,200
PXRE Corp.	4,500	115,425
Waddell & Reed Financial, Inc., Class A	17,900	353,346

		1,447,281

Gas Transmission & Distribution - 0.05%
Western Gas Resources, Inc.	7,400	254,930

Health Care - 0.24%
Apria Healthcare Group, Inc. (b)	4,800	154,080
Cross Country Healthcare, Inc. (b)	16,200	271,512
Matria Healthcare Inc. (b)	16,600	509,786
Psychiatric Solutions, Inc. (b)	7,200	331,200

		1,266,578

Instruments-Controls - 0.03%
Watts Water Technologies, Inc.	5,000	163,050
Insurance - 0.09%
Assured Guaranty Ltd.	15,100	271,045
The PMI Group, Inc.	5,300	201,453

		472,498

Medical Products - 0.06%
Cambrex Corp.	8,600	183,180
InterMune, Inc. (b)	13,000	143,000

		326,180

Metals - 0.31%
Brush Wellman, Inc. (b)	13,000	247,390
Coeur d’ Alene Mines Corp. (b)	28,700	105,329
Freeport-McMoRan Copper & Gold, Inc., Class B	9,600	380,256
Maverick Tube Corp. (b)	8,500	276,335
Reliance Steel & Aluminum Co.	4,900	196,049
RTI International Metals, Inc. (b)	11,100	259,740
Timken Co.	4,700	128,498

		1,593,597

Oil & Gas - 0.73%
Ashland, Inc.	8,400	566,748
Atmi, Inc. (b)	12,200	305,488
GlobalSantaFe Corp.	4,300	159,272
Interoil Corp. (b)	5,500	192,280
Kaydon Corp.	18,900	593,460
National-Oilwell Varco Inc. (b)	12,500	583,750
Premcor, Inc.	9,800	584,864
Presstek, Inc. (b)	27,000	208,440
Remington Oil & Gas Corp. (b)	4,800	151,296
Transocean, Inc. (b)	9,200	473,432

		3,819,030

Packaging - 0.46%
Crown Holdings, Inc. (b)	74,300	1,156,108
Packaging Corp. of America	22,300	541,667
Pactiv Corp. (b)	11,600	270,860
Smurfit-Stone Container Corp. (b)	26,200	405,314

		2,373,949

Pharmaceuticals - 0.08%
Express Scripts, Inc. (b)	4,700	409,793

Pollution Control - 0.13%
Bennett Environmental Inc (b)	62,200	179,758
Republic Services, Inc., Class A	15,000	502,200

		681,958

Power Conversion/Supply Equipment - 0.02%
Power-One, Inc. (b)	18,700	90,882

Production Technology - 0.07%
Lam Research Corp. (b)	5,400	155,844
Teradyne, Inc. (b)	12,800	186,880

		342,724

Restaurants - 0.12%
Panera Bread Co., Class A (b)	5,900	333,527
Triarc Cos, Inc.	20,800	287,664

		621,191

Retail-Specialty - 0.36%
Aramark Corp. Class B	13,400	352,152
Carmax, Inc. (b)	18,900	595,350
Dollar Tree Stores, Inc. (b)	25,900	744,107
Tweeter Home Entertainment Group, Inc. (b)	33,300	185,481

		1,877,090

Semiconductors - 0.68%
Cypress Semiconductor Corp. (b)	30,900	389,340
Fairchild Semiconductor Corp. (b)	10,400	159,432
Genesis Microchip, Inc. (b)	14,100	203,745
Integrated Circuit Systems, Inc. (b)	11,300	216,056
Intersil Corp., Class A	10,000	173,200
Microsemi Corp. (b)	31,100	506,619
Mindspeed Technologies (b)	64,500	143,835
National Semiconductor Corp.	25,400	523,494
PMC - Sierra, Inc. (b)	44,200	388,960
Semtech Corp. (b)	9,000	160,830
Skyworks Solutions, Inc. (b)	22,600	143,510
STATS ChipPAC, Ltd. (b)	40,000	264,400
Transmeta Corp. (b)	77,800	72,354
Vitesse Semiconductor (b)	67,000	179,560

		3,525,335

Superconductor Products and Systems – 0.03%
Intermagnetics General Corp. (b)	6,100	148,474
Telecom Services - 0.10%
Citizens Communications Co.	24,600	318,324
LCC International Inc (b)	47,500	199,975

		518,299

Telecommunications Equipment - 0.06%
Andrew Corp. (b)	10,800	126,468
Harmonic, Inc. (b)	18,400	175,904

		302,372

Textiles - 0.04%
Unifi, Inc. (b)	63,000	211,050

Toys - 0.00%
Hasbro, INC.	1,000	20,450

Transportation - 0.42%
EGL, Inc. (b)	14,500	330,600
Kansas City Southern Industries, Inc. (b)	15,200	292,752
Kirby Corp. (b)	13,800	580,014
Landstar System, Inc. (b)	18,200	596,050
Swift Transportation Co. (b)	17,300	383,022

		2,182,438

Video Rental - 0.02%
Netflix.com Inc. (b)	9,300	100,905

		49,444,854

Total Common Stocks (Cost $396,767,817)		507,825,837

Mutual Funds - 0.48%
Geewax, Terker & Co. - 0.48%
Mutual Fund - 0.48%
iShares Russell 2000 Value Index Fund	13,700	2,515,320

Total Mutual Funds (Cost $2,515,650)		2,515,320

	Principal	Value
Time Deposit - 1.82%
Frontier Capital Management Co. - 1.33%
Time Deposit - 1.33%
Eurodollar Time Deposit, 1.85%, 4/1/05*	6,929,797	6,929,797

IronBridge Capital Management, LLC - 0.49%
Time Deposit - 0.49%
Eurodollar Time Deposit, 1.00%, 4/1/05*	2,553,455	2,553,455

Total Time Deposit (Cost $9,483,252)		9,483,252

Total Investments (Cost $408,766,719) (a) - 99.99%		519,824,409
Other assets in excess of liabilities - 0.01%		54,999

NET ASSETS - 100.00%		$519,879,408

Percentages indicated are based on net assets of $519,879,408.

(a)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of recognized for federal reporting purposes in excess of federal income tax reporting of approximately $3,489,903. Cost for federal income tax purposes differs from value by net unrealized of securities as follows:

Unrealized appreciation	$131,694,836
Unrealized depreciation	(20,637,146)

Net unrealized appreciation	$111,057,690

(b)	Represents non-income producing securities
*	Rate disclosed represents yield effective at purchase.

ADR – American Depository Receipt

See notes to Schedule of Investments

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments

March 31, 2005

(Unaudited)

	Shares	Value
Common/Preferred Stocks (96.09%)
Artisan Partners LP (34.03%)
Australia (0.06%)
Publishing & Broadcasting, Ltd. (Multimedia)	49,013	$583,132

Austria (0.06%)
Erste Bank der oesterreichischen Sparkassen AG (Banking)	12,000	627,731

Belgium (0.47%)
Interbrew (Brewery)	133,854	4,687,103

Brazil (0.24%)
Telesp Celular Participacoes SA (Telecommunications Services) (b)	392,067	2,344,561

Canada (0.98%)
Corus Entertainment, Inc. - B Shares (Multimedia)	94,067	2,273,558
EnCana Corp. (Oil & Gas)	75,500	5,329,669
Nortel Networks Corp. - ADR (Telecommunications Equipment) (b)	606,600	1,656,018
Research In Motion, Ltd. (Computers) (b)	6,900	527,298

		9,786,543

Denmark (0.28%)
Novo-Nordisk A/S, Class B (Pharmaceuticals)	49,400	2,750,030

France (2.18%)
Air Liquide SA (Industrial Gases)	3,788	696,853
Carrefour SA (Food-Retail)	71,122	3,774,855
France Telecom SA (Telecommunications)	149,900	4,489,129
JC Decaux SA (Advertising) (b)	204,404	5,580,798
LVMH Moet Hennessy Louis Vuitton SA (Luxury Goods)	15,900	1,189,382
M6 Metropole Television (Media)	44,300	1,240,526
PagesJaunes SA (Media) (b)	135,939	3,337,894
Vivendi Universal SA (Multimedia) (b)	43,129	1,321,240

		21,630,677

Germany (1.69%)
Allianz AG (Financial Services)	25,727	3,267,614
Bayerische Hypo- und Vereinsbank AG (Banking) (b)	187,262	4,576,249
Commerzbank AG (Banking) (b)	162,700	3,528,840
Merck KGaA (Pharmaceuticals) (b)	14,800	1,065,078
ProSiebenSat. 1 Media AG - Preferred (Media)	233,774	4,336,949

		16,774,730

Hong Kong (1.65%)
Cheung Kong (Holdings), Ltd. (Real Estate)	279,900	2,485,233

China Merchants Holdings International Co., Ltd. (Diversified Operations)	122,000	239,329
China Mobile (Hong Kong), Ltd. (Cellular Telecommunications Services)	1,956,300	6,396,171
Citic Pacific, Ltd. (Conglomerate)	566,600	1,659,996
Cosco Pacific, Ltd. (Rental Auto/Equipment)	184,000	399,882
Hang Lung Group, Ltd. (Real Estate)	47,700	83,482
Hang Lung Properties, Ltd. (Real Estate)	720,000	1,043,171
Henderson Land Development Co., Ltd. (Real Estate)	37,550	167,064
Hong Kong & China Gas Co., Ltd. (Oil & Gas)	544,500	1,071,644
Sun Hung Kai Properties, Ltd. (Real Estate)	318,600	2,890,125

		16,436,097

Italy (1.85%)
Assicurazioni Generali SpA (Insurance)	159,139	5,137,176
Banca Intesa SpA (Banking)	794,229	4,036,271
ENI SpA (Oil & Gas)	146,801	3,812,049
Mediobanca SpA (Financial Services)	31,900	553,758
Saipem SpA (Oil & Gas)	381,814	4,841,046

		18,380,300

Japan (6.87%)
Canon, Inc. (Business Equipment)	32,700	1,753,883
Credit Saison Co., Ltd. (Banking)	221,200	7,964,479
East Japan Railway Co. (Transportation)	405	2,176,018
Fuji Television Network, Inc. (Television)	622	1,467,898
Honda Motor Co., Ltd. (Automobiles)	132,300	6,627,032
Japan Tobacco, Inc. (Tobacco)	151	1,676,135
Jupiter Telecommunications Co., Ltd. (Cable TV)* (b)	2,107	1,680,411
KEYENCE Corp. (Electronics)	12,300	2,849,979
Mitsubishi Corp. (Import/Export)	181,500	2,351,602
Mizuho Financial Group, Inc. (Financial Services)	1,191	5,632,545
Nikko Cordial Corp. (Financial Services)	612,550	3,062,607
Nomura Holdings, Inc. (Financial Services)	121,600	1,701,413
ORIX Corp. (Financial Services)	49,200	6,273,625
Promise Co., Ltd. (Diversified Financial Services)	58,309	3,986,801
Sega Sammy Holdings, Inc. (Leisure/Recreational Products)	132,300	8,046,228
SMC Corp. (Machinery)	25,800	2,919,211
Sumitomo Metal Industries, Ltd. (Steel Producers)	773,600	1,392,704
The Sumitomo Trust & Banking Co., Ltd. (Financial Services)	499,300	3,255,545
Tokyo Broadcasting System, Inc. (Media)	66,700	1,300,340
Tokyu Corp. (Transportation)	432,000	2,252,582

		68,371,038

Luxembourg (0.17%)
RTL Group (Multimedia)	22,425	1,694,921

Mexico (0.85%)
Grupo Televisa SA - ADR (Multimedia)	91,000	5,350,800
Walmart DE Mexico SA (Retail)	889,400	3,122,099

		8,472,899

Netherlands (2.11%)
ASML Holding NV (Semiconductors) (b)	311,761	5,266,411
ASML Holding NV - New York Shares - ADR (Semiconductors) (b)	44,900	752,973
Fortis AG (Banking)	390,250	11,135,544
ING Groep NV (Diversified Financial Services)	126,640	3,825,387

		20,980,315

Norway (0.36%)
Stolt Offshore SA (Oil Field Services) (b)	15,800	121,907
Telenor ASA (Telecommunications)	386,600	3,476,948

		3,598,855

Portugal (0.24%)
Banco Commercial Portugues SA (Banking)	871,004	2,371,308

Russia (0.74%)
AFK Sistema - 144A Sponsor GDR (Telecom Services) (b)	78,573	1,276,811
Lukoil - ADR (Oil & Gas)	32,400	4,386,960
OAO Gazprom - ADR (Oil & Gas)	5,484	184,811
Sibneft - ADR (Oil & Gas) (b)	94,000	1,466,400

		7,314,982

Singapore (0.85%)
DBS Group Holdings, Ltd. (Banking)	277,300	2,503,041
Keppel Corp., Ltd. (Diversified Operations), 0.00%	51,700	341,389
Singapore Airlines, Ltd. (Airlines)	313,400	2,259,320
Singapore Telecommunications, Ltd.*	2,127,630	3,325,429

		8,429,179

South Korea (0.32%)
Hana Bank (Banking)	19,550	538,424
Kookmin Bank (Financial Services)	58,470	2,608,137

		3,146,561

Spain (2.16%)
Altadis SA (Tobacco)	72,025	2,945,989
Banco Bilbao Vizcaya Argentaria SA (Banking)	240,247	3,911,976
Banco Santander Central Hispano SA (Banking)	223,400	2,719,551
Industria de Diseno Textil SA (Apparel)	82,900	2,479,423
Promotora de Informaciones SA (Prisa) (Media)	230,349	4,655,657
Telefonica SA (Telecommunication Services)	273,211	4,760,428

		21,473,024

Sweden (0.86%)
Telefonaktiebolaget LM Ericsson (Telecommunications Equipment) (b)	1,824,800	5,135,266
Telefonaktiebolaget LM Ericsson - ADR (Telecommunications) (b)	120,500	3,398,100

		8,533,366

Switzerland (3.85%)
Clariant AG (Chemicals)	290,457	5,013,321
Credit Suisse Group (Banking)	137,486	5,900,958
Julius Baer Holding, Ltd., AG, Class B (Banking)	7,502	2,600,681
Nestle SA, Class B (Food)	29,044	7,944,374
Roche Holding AG - Genusschein (Pharmaceuticals)	46,291	4,960,303
Swiss Life Holding (Insurance) (b)	1,100	165,313
UBS AG - Registered (Banking)	137,983	11,648,514

		38,233,464

Taiwan (0.32%)
Chunghwa Telecom Co., Ltd. - ADR (Telecommunications)	150,200	3,182,738

Thailand (0.04%)
Advanced Information Service Public Co., Ltd. (Telecommunications)	166,500	435,530

United Kingdom (4.83%)
Allied Domecq PLC (Beverages)	182,597	1,840,459
British Sky Broadcasting Group PLC (Television)	700,835	7,686,278
Carnival PLC (Cruise Lines)	32,293	1,772,973
HSBC Holdings PLC (Banking)	226,000	3,593,143
ITV PLC (Television)	3,646,187	8,783,088
Kingfisher PLC (Retail)	1,711,454	9,336,526
Pearson PLC (Media)	205,356	2,502,449
Smith & Nephew PLC (Medical Products)	86,175	809,977
Tesco PLC (Food - Retail)	1,488,444	8,900,293
William Morrison Supermarkets PLC (Food - Retail)	773,927	2,865,855

		48,091,041

		338,330,125

Capital Guardian Trust Co. (62.06%)
Australia (1.81%)
Amcor, Ltd. (Packaging)	195,100	1,079,909
ANZ Group, Ltd. (Banking)	83,524	1,331,425
BHP Billiton, Ltd. (Mining)	20	276
Brambles Industries, Ltd. (Commerical Services)	132,100	811,870
Foster’s Brewing Group, Ltd. (Brewery)	213,639	847,256
Insurance Australia Group, Ltd. (Insurance)	307,000	1,504,681
National Australia Banking Group, Ltd. (Banking)	59,051	1,294,187
News Corp. (Multimedia)	60,764	1,036,260
Promina Group, Ltd. (Insurance)	380,700	1,453,873
Qantas Airways, Ltd. (Transportation)	441,193	1,210,804
QBE Insurance Group, Ltd. (Insurance)*	181,565	2,089,987
Rinker Group, Ltd. (Construction)	245,725	2,051,587

Wesfarmers, Ltd. (Conglomerate)	40,300	1,238,083
Woolworths, Ltd. (Retail)	163,000	2,022,458

		17,972,656

Austria (0.10%)
Telekom Austria AG (Telecommunications)	51,712	1,012,318

Belgium (0.14%)
UCB SA (Pharmaceuticals)	29,000	1,403,474

Brazil (0.13%)
Companhia Vale do Rio Doce - ADR (Metals - Diversified)	21,000	663,810
Companhia Vale do Rio Doce - SP ADR (Metals - Diversified)	24,000	637,680

		1,301,490

Canada (2.78%)
Abitibi-Consolidated, Inc. (Paper & Related Products)	151,600	701,504
Alcan Aluminium, Ltd. (Building Materials)	110,300	4,192,530
Cameco Corp. (Metals & Mining)	58,500	2,589,527
Falconbridge, Ltd. (Metals & Mining)	3,600	129,103
Great-West Lifeco, Inc. (Insurance)	49,400	1,085,804
Inco, Ltd. (Metals & Mining) (b)	81,600	3,247,680
Magna International, Inc., Class A (Auto Related)	13,200	883,490
Manulife Financial Corp. (Insurance)	26,900	1,283,651
Noranda, Inc. (Metals - Diversified)	22,300	447,953
Potash Corp. of Saskatchewan, Inc. (Agriculture)	54,300	4,761,458
Suncor Energy, Inc. (Oil & Gas)	35,200	1,417,366
Telus Corp. (Telecommunications Services)	71,800	2,208,820
Telus Corp. (Telecommunications Services)	48,800	1,568,197
Thomson Corp. (Publishing & Printing)	91,700	3,074,094

		27,591,177

Denmark (0.60%)
Novo Nordisk A/S (Pharmaceutical Products)	53,800	2,994,972
TDC A/S, Class B (Telecommunications)	72,900	2,966,860

		5,961,832

Finland (0.36%)
Nokia Oyj (Telecommunications Equipment)	92,100	1,428,036
Stora Enso Oyj (Paper & Related Products)	89,400	1,255,205
UPM-Kymmene (Paper Products)	41,900	928,878

		3,612,119

France (7.20%)
Accor SA (Hotels)	67,000	3,279,860
Air Liquide SA (Chemicals)	22,800	4,194,361
Axa (Insurance)	19,000	506,190
BNP Paribas SA (Banking)	155,200	10,995,890
Bouygues SA (Wireless Telecommunications Services)	163,700	6,489,850
Carrefour SA (Food - Retail)	24,000	1,273,819

Compagnie Generale des Etablissements Michelin, Class B (Tire & Rubber)	19,900	1,308,005
Dassault Systems SA (Computer Software)	23,900	1,127,841
Essilor International SA (Optical Supplies)	27,600	1,994,814
France Telecom SA (Telecommunications)	11,600	347,391
Groupe Danone (Food Products & Services) (b)	46,560	4,632,761
L’Oreal SA (Cosmetics & Toiletries)	29,700	2,377,617
Lafarge SA (Building Materials)	15,000	1,452,648
Renault SA (Automobiles)	15,500	1,384,521
Sanofi-Aventis (b)	5,417	456,479
Sanofi-Synthelabo SA (Pharmaceuticals)	234,200	19,750,710
Schneider Electric SA (Hand/Machine Tools)	68,800	5,391,794
Societe Generale (Banking)	19,500	2,026,220
Vivendi Universal SA (Multimedia)* (b)	83,900	2,570,243

		71,561,014

Germany (3.48%)
Allianz AG Holdings (Insurance)	36,500	4,635,905
Bayer AG (Chemicals)	21,300	704,155
Bayerische Hypo- und Vereinsbank AG (Banking) (b)	108,100	2,641,713
Bayerische Motoren Werke AG (Automobiles)	28,200	1,279,209
DaimlerChrysler AG (Automobiles)	85,700	3,840,862
Deutsche Bank AG (Banking)	22,900	1,975,750
Deutsche Boerse AG (Financial Services)	36,738	2,764,816
E.ON AG (Utilities)	57,000	4,884,553
Infineon Technologies AG (Semiconductors) (b)	108,000	1,033,305
Infineon Technologies AG - ADR (Semiconductors) (b)	12,600	120,330
Lanxess AG (Chemicals) (b)	1,770	36,279
Muenchener Rueckversicherungs-Gesellschaft AG* (Insurance)	6,300	757,127
SAP AG (Software)	17,200	2,760,563
SAP AG (Software)	4,100	164,328
Siemens AG (Industrial Conglomerates)	58,300	4,600,662
TUI AG (Travel Services)	10,700	281,875
Volkswagen AG (Automobiles)	45,300	2,156,500

		34,637,932

Hong Kong (0.78%)
Esprit Holdings, Ltd. (Distribution)*	140,700	960,634
Lung Group, Ltd. (Real Estate)	545,000	953,836
Hang Lung Properties, Ltd. (Real Estate)*	169,000	244,855
Hang Seng Bank (Banking)	80,600	1,069,596
Johnson Electric Holdings, Ltd. (Electronics)	1,006,000	909,351
Li & Fung, Ltd. (Distributors)	1,520,000	2,767,428
Swire Pacific, Ltd. (Diversified Financial Services)	107,200	848,743

		7,754,443

India (0.04%)
Infosys Technologies, Ltd. - ADR (Applications Software)	5,200	383,396

Ireland (0.24%)
CRH PLC (Construction)	89,400	2,343,512
Elan Corp. PLC - ADR (Pharmaceuticals) (b)	0	0

		2,343,512

Italy (0.48%)
Credito Italiano (Financial - Banking)	212,700	1,249,149
ENI SpA (Oil & Gas)	136,800	3,552,348

		4,801,497

Japan (14.59%)
Advantest Corp. (Electrical & Electronics)	27,600	2,116,245
AEON Co., Ltd. (Retail)	190,000	3,209,645
AIFUL Corp. (Diversified Financial Services)	10,730	858,760
AIFUL Corp. (Finance) (b)	5,365	420,372
Bridgestone Corp. (Automobile Tires)	48,000	882,496
Canon, Inc. (Business Equipment)	48,200	2,585,234
Chubu Electric Power Co., Inc. (Electrical & Electronics)	32,200	773,425
Daito Trust Construction Co., Ltd. (Real Estate)	33,000	1,385,197
Daiwa House Industries Co., Ltd. (Manufacturing/Housing)	107,000	1,229,644
East Japan Railway Co. (Transportation)	195	1,047,712
Fanuc, Ltd. (Electronic Components)	62,600	3,918,157
Hirose Electric Co., Ltd. (Electrical & Electronics)	17,900	1,828,320
Hoya Corp. (Electrical Components)	13,800	1,518,959
Japan Airlines System Corp. (Airlines)	141,000	411,669
Kansai Electric Power Co. (Electrical & Electronics)	126,700	2,540,973
KEYENCE Corp. (Electrical & Electronics)	4,700	1,089,016
Konica Minolta Holdings, Inc. (Business Equipment)	22,500	227,508
Millea Holdings, Inc. (Insurance)	347	5,049,391
Mitsubishi Corp. (Distribution/Wholesale)	284,900	3,691,303
Mitsubishi Estate Co., Ltd. (Real Estate)	631,000	7,333,855
Mitsubishi Heavy Industries, Ltd. (Manufacturing - Diversified)	232,000	616,762
Mitsubishi Tokyo Financial Group, Inc. (Financial Services)	509	4,415,559
Mitsui & Co., Ltd. (Import/Export)	136,000	1,254,643
Mitsui Fudosan Co., Ltd. (Real Estate)	113,000	1,327,056
Mitsui Sumitomo Insurance Co., Ltd. (Insurance)	231,730	2,124,813
Mizuho Financial Group, Inc. (Banking)	441	2,085,602

Murata Manufacturing Co., Ltd. (Electrical & Electronics)	25,000	1,340,889
NEC Corp. (Electrical & Electronics)	231,000	1,396,278
NEC Electronics Corp. (Electrical & Electronics)*	3,800	177,231
Nidec Corp. (Electrical Components)	18,000	2,241,500
Nikon Corp. (Semiconductors)	123,000	1,414,664
Nintendo Co., Ltd. (Toys)	17,900	1,953,547
Nippon Electric Glass Co., Ltd. (Electrical & Electronics)	68,000	979,992
Nippon Telegraph & Telephone Corp. (NTT) (Telecommunications)	808	3,534,835
Nissan Motor Co., Ltd. (Automobiles)	590,000	6,048,319
Nitto Denko Corp. (Chemical)	25,800	1,352,512
Omron Corp. (Electronic Components)	65,800	1,436,239
ORIX Corp. (Diversified Financial Services)	7,500	956,345
Ricoh Co., Ltd. (Electrical & Electronics)	121,000	2,076,769
Rohm Co. (Semiconductors)	18,600	1,795,718
Sankyo Pharmaceutical (Pharmaceuticals)	182,300	3,843,086
Sekisui House (Manufacturing/Housing)	243,000	2,595,355
Shimamura Co., Ltd. (Retail Apparel)	14,100	1,079,810
Shionogi & Co., Ltd. (Pharmaceuticals)	91,000	1,254,587
SMC Corp. (Manufacturing)	29,200	3,303,913
Softbank Corp. (Software)	39,600	1,632,685
Sompo Japan Insurance, Inc. (Insurance)	169,200	1,766,100
Sumitomo Chemical Co., Ltd. (Chemicals)	445,000	2,199,991
Sumitomo Corp. (Import/Export)	234,000	2,005,933
Sumitomo Forestry Co., Ltd. (Forestry)	57,000	562,530
Sumitomo Mitsui Financial Group, Inc. (Banking)	1,219	8,255,155
Suzuki Motor Corp. (Automobiles)	276,200	4,941,482
T&D Holdings, Inc. (Insurance)	14,200	721,888
Takeda Chemical Industries, Ltd. (Pharmaceuticals)	69,000	3,288,932
TDK Corp. (Electrical & Electronics)	18,400	1,259,792
Tohoku Electric Power Co, Inc. (Electric)	25,300	468,925
Tokyo Electron, Ltd. (Semiconductors)	71,900	4,097,841
Tokyo Gas Co., Ltd. (Oil & Gas)	371,000	1,495,005
Toyota Motor Corp. (Auto Related)	86,000	3,200,784
UFJ Holdings, Inc. (Banking)	1,502	7,901,944
Uni-Charm Corp. (Cosmetics & Toiletries)	4,700	210,876
Yahoo Japan Corp. (Internet Service Provider) (b)	258	604,058

Yahoo Japan Corp. (Web Portals/ISP) (b)	258	606,464
Yamada Denki Co., Ltd. (Retail - Consumer Electron)	42,100	2,207,005
Yamanouchi Pharmaceutical Co., Ltd. (Pharmaceuticals)	49,400	1,672,702
Yamato Transport Co., Ltd. (Transport - Services)	233,500	3,341,159

		145,165,156

Luxembourg (0.11%)
SES Global - FDR (Telecommunications Services)	81,500	1,043,910

Mexico (0.63%)
America Movil SA de CV, Series L - ADR (Telecommunications Services)	115,200	5,944,320
Telefonos de Mexico SA de CV - ADR (Telecommunications Services)	9,200	317,676

		6,261,996

Netherlands (5.74%)
ABN Amro Holding NV (Diversified Financial Services)	333,303	8,270,459
Aegon NV (Insurance)	229,587	3,098,465
Heineken Holding NV, Class A (Brewery)	75,000	2,317,042
Heineken NV (Brewery)	161,558	5,598,555
ING Groep NV (Diversified Financial Services)	174,638	5,275,252
Koninklijke Numico NV (Food) (b)	23,400	957,418
KPNQwest NV (Telecommunications Services)	918,100	8,212,731
Reed Elsevier NV (Publishing & Printing)	64,200	967,973
Royal Dutch Petroleum Co. (Oil & Gas)	226,900	13,566,639
Royal Dutch Petroleum Co., New York Shares - ADR (Oil & Gas)	17,000	1,020,680
STMicroelectronics NV (Semiconductors)	87,900	1,463,196
TPG NV (Transport - Services)	68,000	1,935,049
Unilever NV (Consumer Goods)	31,000	2,109,937
VNU NV (Printing & Publishing)	79,131	2,308,223

		57,101,619

Norway (0.42%)
DNB NOR ASA (Financial Services)	198,200	2,024,906
Norsk Hydro ASA (Oil & Gas)	10,900	899,476
Statoil ASA (Oil & Gas)	71,200	1,213,292

		4,137,674

Portugal (0.09%)
Portugal Telecom SA (Telecommunications Services)	75,000	878,978

Russia (0.01%)
YUKOS - ADR (Oil& Gas) (b)	23,000	51,980

Singapore (0.68%)
Singapore Telecommunications, Ltd. (Telecommunications)	3,380,150	5,283,084
United Overseas Bank, Ltd. (Banking)	127,360	1,111,034
Venture Corp., Ltd. (Computers)	51,000	410,917

		6,805,035

South Africa (0.12%)
Sasol, Ltd. (Oi l& Gas)	49,500	1,151,461

South Korea (0.89%)
Samsung Electronics (Electronics)	12,820	6,330,117
Samsung Electronics - GDR (Electronics)	10,340	2,553,980

		8,884,097

Spain (3.25%)
Banco Bilbao Vizcaya Argentaria SA (Banking)	433,000	7,050,600
Banco Santander Central Hispano SA (Banking)	343,600	4,182,802
Iberdrola SA (Utilities)	75,700	1,980,458
Industria de Diseno Textil SA (Apparel)	124,900	3,735,584
Repsol YPF, SA (Oil & Gas)	258,700	6,848,582
Telefonica SA (Telecommunications Services)	490,649	8,549,066

		32,347,092

Sweden (0.87%)
Assa Abloy AB, Class B (Metal Products)	84,800	1,199,197
Atlas Copco AB - A Shares (Machinery)	25,300	1,211,083
Scania AB, Class B (Automotive)	31,800	1,353,593
Svenska Cellulosa AB - B Shares (Paper & Related Products)	25,500	961,019
Telefonaktiebolaget LM Ericsson (Telecommunications Equipment) (b)	1,059,000	2,980,188
Telefonaktiebolaget LM Ericsson - ADR (Telecommunications Equipment) (b)	33,500	944,700

		8,649,780

Switzerland (5.74%)
Credit Suisse Group (Diversified Financial Services)	113,830	4,885,632
Holcim, Ltd., Class B (Building Products)	116,577	7,166,699
Nestle SA (Food)	32,813	8,975,304
Novartis AG (Pharmaceuticals)	251,777	11,742,860
Richemont AG INH A Units (Retail-Specialty)	228,051	7,157,569
Roche Holding AG (Pharmaceuticals)	15,428	1,653,184
Serono SA, Class B (Medical)	1,387	1,006,282
Swiss Re (Diversified Financial Services)	72,120	5,163,054
Swisscom AG (Telecommunications Services)	10,162	3,724,538
Syngenta AG (Chemicals)	12,409	1,295,456
Synthes, Inc. (Medical Products)	7,940	882,665
UBS AG - Registered (Banking)	40,003	3,377,050

		57,030,293

Taiwan (0.34%)
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR (Semiconductors)	394,647	3,346,607

United Kingdom (10.44%)
Adecco SA (Human Resources)	22,540	1,237,778
Anglo American PLC (Mining)	47,300	1,121,510
ARM Holdings PLC (Semiconductor Equipment)	519,300	1,032,615
Associated British Foods PLC (Food)	13,100	186,365
AstraZeneca PLC (Pharmaceuticals)	20,551	809,926
AstraZeneca PLC (Pharmaceuticals)	246,800	9,754,872
Billiton PLC (Metals & Mining)	107,388	1,442,525
Brambles Industries PLC (Diversified Operations)	101,691	582,134
British Land Co., PLC (Real Estate)	40,700	618,228
Centrica PLC (Gas-Distribution) (b)	379,710	1,655,358
Diageo PLC (Wine & Spirits)	210,000	2,959,758
Euronext (Finance)	34,700	1,234,867
Hanson PLC (Building Products)	101,400	958,827
HBOS PLC (Diversified Financial Services)	461,200	7,188,551
HSBC Holdings PLC (Banking)	301,100	4,761,396
Lloyds TSB Group PLC (Financial)	258,000	2,329,945
National Grid Group PLC (Electrical Utilities)	275,700	2,553,598
Next PLC (Retail)	18,300	550,418
Pearson PLC (Printing & Publishing)	414,600	5,052,277
Reckitt Benckiser PLC (Household Products)	39,300	1,248,868
Reed Elsevier PLC (Publishing)	446,300	4,624,892
Royal Bank of Scotland Group PLC (Banking)*	324,100	10,311,438
Scottish Hydro (Utilities - Electrical)	66,300	1,104,165
Shell Transport & Trading Co., PLC (Oil & Gas)	438,000	3,930,663
Smiths Group PLC (Manufacturing - Diversified)	7,800	125,481
Standard Chartered PLC (Banking)	217,900	3,919,154
Tesco PLC (Retail - Grocery)	231,700	1,385,472
Unilever PLC (Consumer Goods)	419,500	4,145,069
Vodafone (Telecommunications Services)	8,884,116	23,582,435
Wolseley PLC (Distribution/Wholesale)	64,300	1,346,012
Xstrata PLC (Minerals)	107,500	2,051,294

		103,805,891

		616,998,429

Total Common/Preferred Stocks (Cost $777,456,828)		955,328,554

	Principal	Value
Convertible Bonds (0.48%)
Capital Guardian Trust Co. (0.48%)
Japan (0.41%)
Sumitomo Mitsui Financial Group, Inc., 2.25%, 7/11/05©	78,000,000	1,678,921
Sumitomo Mitsui Financial Group, Inc., 2.25%, 7/11/05©	111,000,000	2,389,234

		4,068,155

Switzerland (0.07%)
Credit Suisse Group Financial, 6.00%, 12/23/05(d)	605,000	721,864

Total Convertible Bonds (Cost $2,152,180)		4,790,019

Time Deposit (3.44%)
Artisan Partners LP (0.81%)
Short - Term Investments (0.81%)
Eurodollar Time Deposit, 1.75%, 4/1/05	8,014,059	8,014,059

Capital Guardian Trust Co. (2.63%)
Short - Term Investments (2.63%)
Eurodollar Time Deposit, 1.75%, 4/1/05	26,152,806	26,152,806

Total Time Deposit (Cost $34,166,865)		34,166,865

Total Investments (Cost $813,775,873) (a) - 100.01%		994,285,438
Liabilities in excess of other assets - (0.01)%		(108,916)

NET ASSETS - 100.00%		$994,176,522

Percentages indicated are based on net assets of $ 994,176,522.

(a)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of recognized for federal reporting purposes in excess of federal income tax reporting of approximately $12,976,015. Cost for federal income tax purposes and differs from value by net unrealized of securities as follows:

Unrealized appreciation	$190,935,426
Unrealized depreciation	$(10,425,861)

Net unrealized appreciation	$180,509,565

(b)	Represents non-income producing securities
(c)	Principal amount is denominated in Japanese Yen.
(d)	Principal amount is denominated in Swiss Franc.
*	Represents restricted securities purchased in reliance on exemption from registration under the Securities Act of 1933, as amended. These Securities may be relosd in transactions exempt from registration, normally to qualified institutional buyers per Rule 144A under the Securities Act of 1933. The Advisor using procedures approved by the Board of Trustees has deemed these securities to be liquid.

Foreign Currency Contracts

Contract Amount (Local Currency)	Currency	Trade Date	Settlement Date	Value on Trade Date	Value On 3/31/2005	Unrealized Gain/(Loss)
	Currencies Purchased
1,944,162	British Pound	12/27/2004	6/30/2005	$3,820,967	$3,753,153	$(67,814)
1,181,138	British Pound	12/27/2004	6/30/2005	$2,263,151	$2,222,985	$(40,166)
571,123	British Pound	3/29/2005	4/1/2005	$1,071,330	$1,079,016	$7,686
555,302	British Pound	3/30/2005	4/4/2005	$1,043,469	$1,049,127	$5,658
317,558	British Pound	3/31/2005	4/5/2005	$600,019	$599,936	$(83)
2,386	Canadian Dollar	3/30/2005	4/4/2005	$1,962	$1,972	$10
2,431	Canadian Dollar	3/31/2005	4/5/2005	$2,011	$2,009	$(2)
1,369,791	Danish Kroner	3/29/2005	4/1/2005	$237,815	$238,295	$480
265,491	Danish Kroner	3/29/2005	4/1/2005	$322,326	$323,391	$1,065
1,858,949	Danish Kroner	3/31/2005	4/5/2005	$46,196	$46,187	$(9)
766,000	Euro	2/10/2005	6/27/2005	$990,208	$995,659	$5,451
368,786	Euro	3/29/2005	4/1/2005	$476,516	$478,105	$1,589
140,940	Euro	3/31/2005	4/5/2005	$182,675	$182,724	$49
926,724	Japanese Yen	3/28/2005	4/1/2005	$8,718	$8,644	$(74)
130,668,381	Japanese Yen	3/28/2005	4/1/2005	$1,220,162	$1,218,864	$(1,298)
125,983,478	Japanese Yen	3/29/2005	4/1/2005	$1,172,310	$1,175,164	$2,854
113,148,183	Japanese Yen	3/30/2005	4/4/2005	$1,053,295	$1,055,437	$2,142
32,025,444	Japanese Yen	3/31/2005	4/5/2005	$298,798	$298,758	$(40)
25,667,427	Japanese Yen	3/28/2005	4/1/2005	$239,385	$239,423	$38
8,196,798	Japanese Yen	3/30/2005	4/4/2005	$76,359	$76,487	$128
20,075,383	Japanese Yen	3/31/2005	4/5/2005	$187,252	$187,347	$95
295,158	South African Rand	3/23/2005	4/1/2005	$47,561	$47,273	$(288)
285,341	South African Rand	3/24/2005	4/4/2005	$45,764	$45,700	$(64)
386,480	South African Rand	3/28/2005	4/1/2005	$60,923	$61,899	$976
530,681	South African Rand	3/30/2005	4/6/2005	$84,780	$84,973	$193
276,448	South African Rand	3/31/2005	4/7/2005	$44,254	$44,259	$5
271,032	Swedish Krone	3/29/2005	4/1/2005	$38,347	$38,328	$(20)
1,067,427	Swedish Krone	3/30/2005	4/4/2005	$151,322	$150,950	$(372)

	Total Currency Purchased			$15,787,875	$15,706,065	$(81,811)

	Currencies Sold
292,228	Australian Dollar	3/29/2005	4/1/2005	$225,582	$225,911	$(329)
336,211	Australian Dollar	3/30/2005	4/4/2005	$258,825	$259,914	$(1,089)
259,190	Australian Dollar	3/31/2005	4/5/2005	$200,315	$200,357	$(42)
289,129	Canadian Dollar	3/31/2005	4/5/2005	$238,874	$238,915	$(41)
1,532,657	Euro	12/23/2004	6/27/2005	$2,076,000	$1,992,172	$83,828
2,587,252	Euro	1/6/2005	4/11/2005	$3,413,000	$3,354,949	$58,051
1,654,626	Euro	12/27/2004	6/30/2005	$2,263,150	$2,150,904	$112,246
986	Euro	3/30/2005	4/4/2005	$1,274	$1,278	$(4)
342,257,515	Japanese Yen	1/6/2005	4/11/2005	$3,281,000	$3,194,607	$86,393
337,464,620	Japanese Yen	1/18/2005	4/20/2005	$3,314,000	$3,152,476	$161,524
25,667,427	Japanese Yen	3/28/2005	4/1/2005	$239,386	$239,423	$(37)
23,140,381	Japanese Yen	3/29/2005	4/1/2005	$215,355	$215,851	$(496)
56,725,034	Japanese Yen	3/28/2005	4/1/2005	$529,043	$529,126	$(83)
494,297	Hong Kong Dollar	3/31/2005	4/4/2005	$63,375	$63,380	$(5)
676,216	Norwegian Krone	3/29/2005	4/1/2005	$106,373	$106,696	$(323)
2,028,473	Norwegian Krone	3/31/2005	4/5/2005	$319,802	$320,069	$(267)
49,874	Swiss Franc	3/30/2005	4/4/2005	$41,659	$41,698	$(39)
154,534	Swiss Franc	3/31/2005	4/5/2005	$129,162	$129,207	$(45)
1,667,545	Swiss Franc	11/29/2004	4/7/2005	$1,471,147	$1,394,071	$77,076
4,299,414	Swiss Franc	12/27/2004	6/30/2005	$3,820,967	$3,614,990	$205,977
1,663,036	Swiss Franc	2/14/2005	5/17/2005	$1,392,000	$1,394,078	$(2,078)
6,555,771	Swiss Franc	2/22/2005	5/24/2005	$5,685,000	$5,498,431	$186,569
379,119	Swiss Franc	3/31/2005	4/5/2005	$316,843	$316,903	$(60)

	Total Currency Sold			$29,602,132	$28,635,406	$966,726

	Net Unrealized Gain/(Loss)					$884,915

See notes to Schedule of Investments

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments

March 31, 2005

(Unaudited)

	Rate	Maturity Date	Principal Amount	Value
Municipal Bonds - 90.70%
Alabama - 0.61%
Alabama Housing Financial Authority, AMT	5.650%	6/1/08	$625,000	$669,613
Birmingham Alabama Industrial Water Supply Revenue, Prerefunded 1/1/7 @ 100	6.200	7/1/08	20,000	20,782
Birmingham Alabama Medical Clinic Revenue, ETM	7.300	7/1/05	60,000	60,714
Birmingham Alabama Special Care Facilities, Methodist Home For Aging (LOC)	5.000	3/1/14	690,000	719,256
Birmingham Baptist Medical Center Alabama, Special Care Facilities Financing Authority Revenue, Baptist Health Systems, Inc.	5.800	11/15/16	500,000	531,370
Gadsden Alabama East Medical Clinic, Hospital Revenue, Baptist Hospital of Gadsden, ETM	6.900	7/1/07	340,000	356,109
Lauderale County & Florence Alabama, ETM	7.000	7/1/07	120,000	125,761
Tuscaloosa Alabama Educational Building Authority Revenue (XLCA)	5.125	8/15/13	500,000	528,605

				3,012,210

Alaska - 0.08%
Anchorage Alaska, Series A (FGIC)	4.800	4/1/13	400,000	413,628

Arizona - 4.23%
Maricopa County Arizona Hospital Revenue, Sun City Community Hospital, Series A, ETM	7.875	1/1/07	55,000	58,276
Maricopa County Arizona Industrial Development Authority (GNMA)	6.000	10/20/31	2,000,000	2,139,300
Maricopa County Arizona Industrial Development Authority (GNMA)	6.050	10/20/36	2,510,000	2,655,354
Navajo County Arizona School District Number 25 Cedar Impact Aid Revenue	4.000	7/1/06	195,000	196,447
Navajo County Arizona School District Number 25 Cedar Impact Aid Revenue	4.000	7/1/07	310,000	312,297
Navajo County Arizona School District Number 25 Cedar Impact Aid Revenue	4.000	7/1/08	320,000	320,371
Navajo County Arizona School District Number 25 Cedar Impact Aid Revenue	4.500	7/1/09	100,000	102,240
Navajo County Arizona School District Number 25 Cedar Impact Aid Revenue	4.500	7/1/10	345,000	347,543
Navajo County Arizona School District Number 25 Cedar Impact Aid Revenue	4.500	7/1/11	365,000	365,964
Navajo County Arizona School District Number 25 Cedar Impact Aid Revenue	4.500	7/1/12	380,000	380,209
Navajo County Arizona School District Number 25 Cedar Impact Aid Revenue	4.750	7/1/13	395,000	398,460
Navajo County Arizona School District Number 25 Cedar Impact Aid Revenue	5.000	7/1/14	250,000	255,928

Navajo County Arizona School District Number 25 Cedar Impact Aid Revenue	5.000	7/1/15	335,000	342,524
Navajo County Arizona School District Number 25 Cedar Impact Aid Revenue	5.125	7/1/16	460,000	474,853
Navajo County Arizona School District Number 25 Cedar Impact Aid Revenue	5.125	7/1/17	430,000	442,388
Oro Valley Arizona Oracle Road Improvement District	5.000	1/1/13	250,000	258,738
Phoenix Health Facilities Authority Hospital, ETM	6.250	9/1/11	615,000	646,396
Pima County Arizona Hospital Revenue, ETM	6.400	4/1/07	110,000	113,699
Pinal County Arizona Certificates Participation	3.500	12/1/08	850,000	848,241
Pinal County Arizona Certificates Participation	4.000	12/1/10	145,000	145,431
Pinal County Arizona Certificates Participation	5.000	12/1/14	1,895,000	2,001,878
Pinal County Arizona Certificates Participation	5.250	12/1/15	2,420,000	2,596,006
Pinal County Arizona Community College (AMBAC)	5.250	7/1/07	230,000	241,983
Pinal County Arizona Community College (AMBAC)	5.250	7/1/08	245,000	261,883
Pinal County Arizona Community College (AMBAC)	4.750	7/1/09	95,000	100,954
Pinal County Arizona Community College (AMBAC)	4.800	7/1/09	175,000	186,235
Pinal County Individual Development Authority Correctional Facilities, Florence West Prison, Series A	3.875	10/1/09	2,200,000	2,204,950
Scottsdale Arizona Industrial Development Authority, Hospital Revenue, Series A (AMBAC)	6.000	9/1/12	1,500,000	1,623,150
Show Low Arizona Industrial Development Authority, Navapache Regional Medical Center, Series A (ACA)	5.125	12/1/06	400,000	410,868
Yuma Arizona Industrial Development Multi-Family (GNMA)	5.400	12/20/17	310,000	310,220

				20,742,786

Arkansas - 0.28%
Drew County Arkansas Public Facility Board, Single Family, Series A-2 (FNMA)	7.900	8/1/11	12,297	12,494
Fayetteville Arkansas Public Facilities Board Refunding	7.250	4/1/11	10,000	10,091
Jefferson County Arkansas Health Care, ETM	7.400	12/1/10	30,000	34,053
Pine Bluff Arkansas Industrial Development Revenue	5.500	11/1/07	500,000	530,835
Springdale Arkansas Sales & Use Tax Revenue	4.000	7/1/16	700,000	702,163
Stuttgart Arkansas Public Facilities Board Refunding, Single Family Mortgage, Series B	7.750	9/1/11	8,207	8,281
Union County Arkansas Residential Housing Facilities Board Revenue, ETM	7.875	10/1/10	80,000	91,866

				1,389,783

California - 5.60%
Abag Finance Authority for Non-Profit Companies, American Baptists Homes	5.500	10/1/07	165,000	166,945
Abag Finance Authority for Non-Profit Corporations, Rhoda Haas Goldman Plaza	5.125	5/15/15	500,000	524,745
Bay Area Government Association, California Bay Area Rapid Transit, AMBAC	4.875	6/15/09	1,670,000	1,680,521
California Education Facilities Authority Revenue, University of San Diego (AMBAC)	4.750	10/1/15	800,000	828,176
California State	6.250	4/1/08	255,000	277,455
California State	4.000	2/1/09	100,000	102,635
California State	5.000	3/1/09	100,000	106,329
California State	6.750	8/1/10	100,000	115,231
California State	6.300	9/1/11	250,000	286,605
California State	5.300	9/1/14	100,000	108,230
California State	5.250	2/1/18	1,700,000	1,822,944
California State, Water Residential Development	5.100	3/1/10	50,000	50,145
California Statewide Communities Development Authority, Daughters of Charity, Series F	5.000	7/1/07	1,000,000	1,034,820
California Statewide Communities Development Authority, Health Care, Mountain Shadows, Series A (ACA)	4.350	7/1/12	350,000	349,766
California Statewide Communities Development Authority, Multi-Family, Pioneer Park, Series T, AMT (GNMA)	6.100	12/20/20	1,225,000	1,308,752
Colton California Redevelopment Agency, ETM	7.250	8/1/11	80,000	90,611
Contra Costa California Home Mortgage Finance Authority ETM, Zero Coupon (MBIA)	0.000	9/1/17	715,000	329,944
Contra Costa County California Multi-Family Housing Revenue, Bollinger Crests Apartments, Series C, AMT (FNMA)	4.850	5/1/11	65,000	66,492
Delta County California Home Mortgage Finance, AMT (GNMA/FNMA) (MBIA)	6.700	6/1/24	15,000	15,106
Emeryville California Redevelopment Agency, ETM	7.500	9/1/11	80,000	91,134
Fresno California Housing Authority, Multi-Family Housing Central Valley Coalition Projects, AMT (FNMA)	5.150	8/1/07	19,000	19,096
Fresno California Housing Authority, Multi-Family Housing Central Valley Coalition Projects, AMT (FNMA)	5.150	8/1/07	25,000	25,042
Fresno California Multi-Family Housing Revenue, Woodlands Apartments Projects (GNMA)	6.650	5/20/08	85,000	86,713
Kern County California Housing Authority, Multi-Family, Pioneer Pines, Series A (GNMA)	6.150	10/20/43	3,115,000	3,388,964
Los Angeles California Community Redevelopment, Angelus Plaza Project, Series A (FNMA)	7.400	6/15/10	630,000	667,265
Los Angeles California Multi-Family Housing, Earthquake Rehabilitation Projects, Series A, AMT (FNMA)	5.700	12/1/27	295,000	303,089

Los Angeles California Multi-Family Housing, Earthquake Rehabilitation Projects, Mandatory 12/1/07 Put @ 100, AMT (FNMA)	5.850	12/1/27	655,000	676,798
Los Angeles County California Housing Authority, Multi-Family Housing Revenue, Malibu Canyon Apartments, Series B (FHLMC)	2.050	6/1/10	5,600,000	5,600,000
Los Angeles County California Multi-Family Mortgage Revenue, Series A (FHLMC)	1.930	7/1/14	400,000	400,000
Madera California Community Hospital Revenue, ETM	8.000	5/1/06	5,000	5,151
Manteca California Financing Authority Sewer Revenue, Series B	5.000	12/1/33	2,420,000	2,483,113
Montclair California Redevelopment Agency Residential Mortgage Revenue, ETM	7.750	10/1/11	20,000	23,056
Orange County California Apartment Development Revenue (FNMA)	1.830	11/15/28	500,000	500,000
Rialto California Redevelopment Agency Multi-Family Housing (FNMA)	5.600	11/1/06	45,000	44,300
Riverside County California Housing Authority Breezewood Apartments Project, Series B (MBIA)	5.000	6/1/19	120,000	122,020
Sacramento California Municipal Utilities District Electricity Revenue, Series F, ETM	5.375	12/1/13	20,000	21,671
Sacramento California Municipal Utilities District Electricity Revenue, White Rock Project, ETM	6.750	3/1/10	45,000	49,614
Sacramento California Municipal Utilities, ETM	6.125	6/1/11	405,000	440,117
San Bernardino California Redevelopment Agency, Single Family Residential Mortgage, ETM	7.125	1/1/11	10,000	11,291
Santa Ana California Financing Authority Revenue, South Harbor Boulevard, Series B	5.125	9/1/19	2,875,000	3,040,399
Santa Clara County California Multi-Family Housing (GNMA)	5.750	5/20/05	5,000	5,004
Torrance California Hospital Revenue, Prerefunded 12/1/05 @ 100	7.100	12/1/15	50,000	51,534
Turlock California Public Financing Authority	5.250	9/1/15	110,000	114,978
Villa View Community Hospital Income, California Revenue	7.500	7/1/08	10,000	10,761

				27,446,562

Colorado - 1.56%
Arvada Colorado Industrial Development Revenue, AMT (LOC)	5.600	12/1/12	80,000	83,334
Arvada Colorado Industrial Development Revenue, AMT (LOC)	5.800	12/1/17	120,000	125,784
Aurora Centretech Metro District Colorado, Mandatory Put 12/1/08 @ 100 (LOC)	4.875	12/1/28	310,000	322,180
Aurora Colorado Housing Authority, Single Family Mortgage Revenue	7.300	5/1/10	10,000	10,043
Boulder County Colorado Hospital Revenue, Development Project	5.050	12/1/05	180,000	182,500
Colorado Educational and Cultural Facilities Authority Revenue	5.000	6/15/14	1,070,000	1,158,436

Colorado Educational and Cultural Facilities Authority Revenue	4.100	8/15/14	2,355,000	2,397,106
Colorado Housing Financial Authority	6.500	5/1/16	50,000	50,788
Colorado Housing Financial Authority	6.550	5/1/25	68,000	69,174
Colorado Housing Financial Authority (FHA)	5.700	10/1/21	165,000	165,317
Colorado Housing Financial Authority, AMT	5.200	12/1/05	230,000	232,114
Colorado Housing Financial Authority, AMT	6.400	11/1/24	305,000	305,707
Denver Colorado City & County Multi-Family Housing (FHA)	4.700	7/1/08	70,000	72,309
Denver Colorado City & County Multi-Family Housing, AMT (FHA)	5.100	11/1/07	40,000	41,064
Greeley Colorado Multi-Family Revenue Housing, Meeker Commons, AMT (GNMA)	5.400	9/20/10	210,000	216,126
Interlocken Meteropolitan District Colorado, Series A	5.750	12/15/11	1,750,000	1,907,658
University of Colorado Registrants Participation Institutes	6.000	12/1/13	289,605	314,448

				7,654,088

Connecticut - 0.97%
Connecticut State Health and Educational Facilities Authority Revenue, Griffin Hospital, Series B (RADIAN)	5.000	7/1/15	740,000	781,862
Stamford Connecticut Housing Authority, Multi-Family, AMT, Mandatory Put 12/1/08 @100	4.750	12/1/28	3,850,000	3,958,994

				4,740,856

Delaware - 0.71%
Delaware State Economic Development Authority Revenue, 1st Mortgage, Peninsula United, Series A	6.000	5/1/09	5,000	5,147
Delaware State Economic Development Authority Revenue, Water Development, Wilmington, Series B	6.450	12/1/07	1,160,000	1,256,106
Delaware State Health Facilities Authority Revenue, Beebe Medical Center, Series A	5.000	6/1/08	820,000	851,684
Delaware State Health Facilities Authority Revenue, Beebe Medical Center, Series A	5.250	6/1/09	575,000	604,256
Delaware State Health Facilities Authority Revenue, Medical Center of Delaware, Series B, Prerefunded 10/01/06 @ 101	6.500	10/1/13	450,000	472,469
Delaware State Health Facilities Authority Revenue, Nanticoke Hospital, Series A (RADIAN)	4.500	5/1/14	100,000	100,781
Sussex County Delaware Single Family Mortgage, ETM	7.500	3/1/10	185,000	207,300

				3,497,743

District of Columbia - 0.47%
District of Columbia Certificates Participation	5.250	1/1/09	100,000	106,656
District of Columbia Hospital Revenue, Series A, ETM	5.250	8/15/12	40,000	42,052
District of Columbia Housing Finance Agency (Asset GTY)	4.850	6/1/08	180,000	180,216
District of Columbia Housing Finance Agency, Mayfair Mansions Apartments, AMT (FHA)	5.000	2/1/08	105,000	107,432

District of Columbia Housing Finance Agency, Single Family Mortgage, Series A, AMT (FNMA/GNMA)	6.250	12/1/28	1,125,000	1,139,017
District of Columbia Revenue, American Association of Advancement of Science	5.250	1/1/16	215,000	228,977
District of Columbia Revenue, Georgetown University, Series A	6.000	4/1/18	250,000	273,520
District of Columbia, Series B (FSA)	5.500	6/1/14	220,000	239,129

				2,316,999

Florida - 2.57%
Altamonte Springs Florida Health Facilities Authority Hospital Revenue, Adventist Health/Sunbelt, Series B	5.125	11/15/18	55,000	55,762
Broward County Florida Educational Facilities Authority Revenue, Nova Southeastern, Series B	6.250	4/1/15	2,290,000	2,571,830
Broward County Florida Water & Sewer Utility Revenue, Prerefunded 9/01/06 @ 100	6.875	9/1/08	135,000	141,065
Dade City Florida, Governmental Leasing Corp., Certificates of Participation	9.000	4/1/20	50,000	49,393
Dade County Florida Health Facilities Authority, Hospital Revenue, ETM	6.750	5/1/08	20,000	21,128
Dade County Florida Special Obligation, Miami Beach Convention Center Project, ETM	8.625	12/1/07	50,000	54,602
Daytona Beach Florida Water & Sewer, ETM (MBIA)	6.750	11/15/07	2,060,000	2,258,521
Daytona Beach Florida Water & Sewer, ETM (MBIA)	6.750	11/15/07	130,000	142,528
Florida State Board of Education, Public Education, ETM	6.000	5/1/06	120,000	120,334
Florida State Board of Regents University System (RADIAN)	5.875	5/1/16	155,000	169,590
Florida State Correctional Facilities Revenue, Custody Recipients	4.000	11/15/15	1,695,000	1,606,368
Hillsborough County Florida Educational Facilities Authority Revenue, University of Tampa (RADIAN)	5.750	4/1/18	800,000	866,992
Key West Florida Utilities Board, Electricity Revenue, Series 1980 D, ETM	9.000	10/1/07	225,000	244,932
Key West Florida Utilities Board, Electricity Revenue, (MBAC)	9.750	10/1/13	30,000	38,114
Lakeland Florida Electric & Water Revenue ETM	5.750	10/1/19	1,000,000	1,085,430
Lee County Florida Justice Center Complex Income Improvement Revenue, Series A, (MBIA)	11.125	1/1/11	55,000	68,895
Martin Memorial Hospital Association Income Stuart Florida Revenue, ETM	7.500	10/1/08	80,000	86,775
Miami Beach Florida Housing Authority Revenue, 1st Mortgage, Elderly Housing, Section 8	6.625	1/15/09	255,000	262,204
Orange County Florida Health Facilities Authority Revenue, Mayflower Retirement Center, ETM	8.750	10/1/09	225,000	254,934
Orange County Florida Health Facilities Authority Revenue, Regional Healthcare System, Series D	5.750	10/1/13	700,000	771,197

Palm Beach County Florida Health Facilities Revenue, ETM	9.500	8/1/13	25,000	31,496
Pasco County Florida Housing Finance Authority, Multi-family Revenue, AXA, Mandatory Put 6/1/8 @ 100	5.500	6/1/27	880,000	900,847
Pasco County Florida Revenue, GO, ETM (MBIA)	6.375	8/1/08	450,000	476,761
St. Johns County Florida Industrial Development Authority, Series A (MBIA)	5.500	3/1/17	65,000	69,595
Tampa Florida Allegany Health Systems - St. Marys, ETM	5.750	12/1/07	25,000	25,564
Tampa Florida Excise Tax, Revenue Bond, ETM	6.125	10/1/07	35,000	36,353
Tampa Florida Water and Sewer Revenue, ETM	6.600	4/1/08	75,000	80,344
Vero Beach Florida Electricity Revenue, ETM	6.500	12/1/07	115,000	121,439

				12,612,993

Georgia - 1.12%
Athens Georgia Water & Sewer Revenue, ETM	6.200	7/1/08	350,000	377,003
Clarke County Georgia Hospital Authority Revenue, ETM	9.875	1/1/06	25,000	26,321
Clayton County Georgia Housing Authority Multi-Family, AMT (FNMA)	5.750	1/1/13	5,000	5,181
Cobb County Georgia Housing Authority, Multi-Family Housing Revenue, Six Flags Association (FHLMC)	2.300	11/15/29	700,000	700,000
De Kalb County Georgia Water & Sewer Revenue, ETM	5.750	10/1/06	40,000	41,103
Forsyth County Georgia Hospital Authority Revenue Antic Certificates Georgia Baptist Health Care Systems Project, ETM	6.000	10/1/08	60,000	63,135
Fulton County Georgia Housing Authority, Single Family Revenue, AMT (GNMA)	6.200	3/1/13	5,000	5,043
Gwinnett County Georgia Multi-Family, Mandatory Put 4/1/06 @ 100 (FNMA)	5.500	4/1/26	390,000	388,526
Savannah Georgia Economic Development Authority	6.200	10/1/09	260,000	280,046
Savannah Georgia Economic Development Authority	6.500	10/1/13	200,000	226,804
Savannah Georgia Economic Development Authority (ACA)	6.875	11/15/11	565,000	614,714
Savannah Georgia Hospital Authority Revenue, St. Joseph/Candler Health System	5.250	7/1/23	2,685,000	2,785,741

				5,513,617

Hawaii - 0.21%
Hawaii State Housing & Community Development Corp., Multifamily Housing Revenue, Sunset Villas (GNMA)	5.750	1/20/36	640,000	663,437
Hawaii State Housing Finance & Development, AMT (FNMA)	5.200	7/1/12	335,000	344,082
Honolulu Hawaii City & County, Multi-Family Housing, Waipahu Towers Project, AMT (GNMA)	6.900	6/20/05	5,000	5,006

				1,012,525

Idaho - 0.36%
Bingham County Idaho Industrial Development Corporation, Idaho Supreme Potatoes, Inc. Project, AMT (LOC)	5.150	11/1/05	95,000	95,170
Bingham County Idaho Industrial Development Corporation, Idaho Supreme Potatoes, Inc. Project, AMT (LOC)	5.200	11/1/06	95,000	95,164
Bingham County Idaho Industrial Development Corporation, Idaho Supreme Potatoes, Inc. Project, AMT (LOC)	5.300	11/1/07	105,000	105,181
Bingham County Idaho Industrial Development Corporation, Idaho Supreme Potatoes, Inc. Project, AMT (LOC)	5.400	11/1/08	110,000	110,180
Bingham County Idaho Industrial Development Corporation, Idaho Supreme Potatoes, Inc. Project, AMT (LOC)	5.500	11/1/09	110,000	110,185
Bingham County Idaho Industrial Development Corporation, Idaho Supreme Potatoes, Inc. Project, AMT (LOC)	5.600	11/1/10	5,000	5,008
Bingham County Idaho Industrial Development Corporation, Idaho Supreme Potatoes, Inc. Project, AMT (LOC)	5.700	11/1/11	5,000	5,009
Bingham County Idaho Industrial Development Corporation, Idaho Supreme Potatoes, Inc. Project, AMT (LOC)	5.800	11/1/12	5,000	5,009
Idaho Falls Idaho Electricity Revenue, ETM	6.750	4/1/09	80,000	85,683
Idaho Housing & Financial Assistance, Series Sub-B, AMT	5.650	7/1/09	35,000	35,002
Idaho Housing & Financial Assistance, Single Family Mortgage, Series Sub-C, AMT	5.250	7/1/11	35,000	34,598
Idaho Housing & Financial Assistance, Single Family Mortgage, Series F-2, AMT	5.100	7/1/12	60,000	60,833
Idaho Housing & Financial Assistance, Single Family Mortgage, Series E, Class 111, AMT	5.300	1/1/22	960,000	961,056
Idaho Housing Agency, Single Family Mortgage, Series Sub-F, AMT	5.800	7/1/07	40,000	39,920

				1,747,998

Illinois - 12.02%
Addison Illinois Single Family Mortgage Revenue, ETM	7.500	4/1/11	570,000	639,882
Alton Illinois Hospital Facilities Revenue & Refunded, Alton Memorial Hospital Project, ETM	7.000	7/1/05	30,000	30,328
Bedford Park Illinois Water Revenue, AMT (ACA)	6.000	12/15/08	530,000	564,445
Chicago Illinois City Colleges, Chicago Capital Improvement	6.000	1/1/11	535,000	598,018
Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)	4.950	6/1/05	10,000	10,024
Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)	5.250	6/1/08	40,000	41,322
Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)	5.350	6/1/09	40,000	41,704
Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)	5.450	6/1/10	40,000	41,598
Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)	5.500	6/1/11	55,000	57,534

Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)	5.550	6/1/12	55,000	58,120
Chicago Illinois, O’hare International Airport Revenue, Second Lien Passenger Facility, Series D	5.500	1/1/17	475,000	511,927
Chicago Illinois, Series A	5.250	1/1/08	600,000	622,758
Cicero Illinois Tax Increment, Series A (XLCA)	5.000	1/1/12	500,000	535,655
Clinton & Bond & Madison Counties Illinois, Community High School District number 7 Debt Certificates	4.250	11/1/08	275,000	275,107
Clinton & Bond & Madison Counties Illinois, Community High School District number 7 Debt Certificates	4.250	11/1/08	265,000	265,103
Cook County Illinois School District Number 99 Cicero (FGIC)	9.000	12/1/15	1,000,000	1,331,520
Davis Junction Illinois Solid Waste, GO, Series B (LOC)	5.500	4/15/10	380,000	385,149
Des Plaines Illinois Hospital Facility Revenue, Holy Family Hospital, ETM	7.000	1/1/07	35,000	36,707
Des Plaines Illinois Hospital Facility Revenue, Holy Family Hospital, ETM (FGIC)	7.000	1/1/07	5,000	5,244
Des Plaines Illinois Hospital Facility Revenue, Holy Family Hospital, ETM (MBIA)	7.000	1/1/07	20,000	20,975
Dupage County Illinois Water & Sewer Revenue, ETM	5.200	1/1/07	10,000	10,276
Fairfield Illinois Economic Development Revenue, Wayne County Center Project	6.000	12/15/05	25,000	25,422
Grant Hospital Chicago Illinois Revenue, ETM	6.400	7/1/07	20,000	20,825
Grayslake Illinois Multi-Family Revenue, Country Squire Apartments (FHA)	6.000	6/1/05	25,000	25,052
Greater Peoria Illinois Airport Authority, AMT (AMBAC)	6.500	12/1/05	5,000	5,028
Highland Illinois Retirement Facility Revenue, Faith Care Project, Series A, SUB (GNMA)	5.850	10/20/31	2,545,000	2,712,028
Highland Illinois Retirement Facility Revenue, Faith Care Project, Series A, SUB (GNMA)	5.950	10/20/41	5,435,000	5,794,145
Hodgkins Illinois Tax Increment Revenue	7.625	12/1/13	8,950,000	9,414,148
Illinois Development Finance Authority Revenue, Catholic Health (AMBAC)	5.150	2/15/06	245,000	249,645
Illinois Development Finance Authority Revenue, Community Rehabilitation Providers	5.375	7/1/09	160,000	159,955
Illinois Development Finance Authority Revenue, Community Rehabilitation Providers, Series A	5.600	7/1/19	930,000	929,907
Illinois Development Finance Authority Revenue, Debt Restructure East St. Louis	6.875	11/15/05	60,000	61,332
Illinois Development Finance Authority Revenue, Provena Health, Series A	5.250	5/15/12	3,000,000	3,181,201
Illinois Development Finance Authority Revenue, Section 8, Series A (FHA/MBIA)	5.200	7/1/08	5,000	5,176
Illinois Educational Facilities Authority Revenue, Art Institute of Chicago	4.250	3/1/34	380,000	368,558

Illinois Educational Facility Authority Revenue	4.600	10/1/08	365,000	374,687
Illinois Educational Facility Authority Revenue	5.000	10/1/13	495,000	525,873
Illinois Educational Facility Authority Revenue, Art Institute of Chicago, Mandatory Put 3/1/13 @ 100	4.100	3/1/34	500,000	486,025
Illinois Health Facilities Authorities, Loyola University, ETM	6.250	7/1/06	65,000	66,547
Illinois Health Facilities Authority Revenue, Covenant Retirement Communities, Series A (RADIAN)	4.600	12/1/12	900,000	909,207
Illinois Health Facilities Authority Revenue, Hospital Sisters Services Income, Series A	4.500	12/1/23	6,500,000	6,651,579
Illinois Health Facilities Authority Revenue, Lutheran Social Services	6.125	8/15/10	215,000	214,979
Illinois Health Facilities Authority Revenue, Michael Reese Hospital & Medical Center, ETM	6.750	12/1/08	250,000	268,933
Illinois Health Facilities Authority Revenue, Midwest Group Ltd. (ACA)	5.375	11/15/08	85,000	87,801
Illinois Health Facilities Authority Revenue, Rockford Health System (AMBAC)	5.125	8/15/15	100,000	104,708
Illinois Health Facilities Authority Revenue, Sinai Health System (FHA)	3.650	8/15/11	645,000	638,479
Illinois State Sales Tax Revenue	5.000	6/15/18	500,000	531,585
Kendall & Kane Counties Illinois Community School District Number 115 Yorkville	7.000	1/1/07	275,000	294,308
Lake County Illinois Community School District (FSA), Zero Coupon	0.000	12/1/17	1,640,000	903,131
Lake County Illinois Township, High School District Number 113, Highland Park, GO	8.100	12/1/12	90,000	115,147
Lake County Illinois, School District Number 109, Series B, GO	6.600	12/15/18	180,000	219,836

Madison & St. Clair Counties Illinois, School District Number 10 Collinsville, School Building (FGIC)	5.500	2/1/16	325,000	359,132
Maywood Illinois GO (XLCA)	4.000	1/1/13	890,000	897,627
Maywood Illinois GO (XLCA)	4.000	1/1/14	1,280,000	1,282,752
Metropolitan Pier & Exposition Authority Illinois Dedicated State Tax, Mccormick Place, Series A	5.000	6/15/07	1,750,000	1,793,173
Oak Park Illinois Industrial Development Revenue, Mandatory Put 12/01/06 @ 100	5.500	12/1/11	2,200,000	2,258,124
Palatine Illinois Tax Increment Revenue (AMBAC)	5.000	1/1/15	2,190,000	2,285,463
Rockford Illinois Mortgage Revenue, Faust Landmark Apartments, Series A, AMT (FHA)	5.625	1/1/07	25,000	25,263
Rockford-Concord Commons Housing, Concord Commons Project (FHA)	6.150	11/1/22	460,000	476,606
Rockford-Concord Commons Housing, Concord Commons Project, Series A (FHA)	5.550	11/1/06	30,000	30,317
Round Lake Beach Illinois Tax Increment Revenue	3.250	12/15/08	2,705,000	2,602,399
Round Lake Beach Illinois Tax Increment Revenue	4.650	12/15/13	1,875,000	1,865,606

Sauk Village Illinois, Tax Increment, Series A	5.350	12/1/13	350,000	378,000
Schaumburg Illinois Special Assessment	6.750	12/1/28	1,570,000	1,638,499
Silvas Illinois Mortgage Revenue (FHA)	5.200	8/1/17	445,000	459,058
Southern Illinois University Revenue, ETM	6.750	4/1/07	130,000	137,371
Upper Illinois River Valley Development Authority, Solid Waste Disposal Revenue, AMT	5.900	2/1/14	350,000	355,758
Woodridge Illinois Multi-Family Revenue, Hawthorn Ridge, Series A (GNMA)	5.650	12/20/32	605,000	627,306

				58,901,097

Indiana - 1.62%
Avon Indiana Municipal Facilities Corporation (AMBAC)	5.000	8/1/09	340,000	363,657
Clark County Indiana Hospitals Association (MBIA)	4.650	3/1/07	915,000	920,929
Gary Indiana Mortgage Revenue, Willows on Clark Road Apartments, AMT (GNMA)	4.750	8/20/08	35,000	36,031
Gary Indiana Mortgage Revenue, Willows on Clark Road Apartments, AMT (GNMA)	5.150	8/20/13	70,000	72,198
Indiana Health Facilities Financing Authority, Deaconess Hospital, Inc. (MBIA)	5.650	3/1/08	90,000	96,172
Indiana Health Facilities Financing Authority, Floyd Memorial Hospital & Health Services	4.850	2/15/06	165,000	166,629
Indiana Health Facilities Financing Authority, Floyd Memorial Hospital & Health Services	4.800	2/15/07	85,000	86,679
Indiana Health Facilities Financing Authority, Floyd Memorial Hospital & Health Services	4.850	2/15/08	80,000	82,101
Indiana Health Facilities Financing Authority, Floyd Memorial Hospital & Health Services	4.950	2/15/09	80,000	82,719
Indiana Health Facilities Financing Authority, Hospital Revenue, Sisters of Staint Francis Health, Series A	5.125	11/1/17	1,900,000	2,003,664
Indiana Health Facilities Financing Authority, Kings Daughters Hospital, (Asset GTY)	5.100	2/15/06	95,000	96,331
Indiana Health Facilities Financing Authority, Kings Daughters Hospital, (Asset GTY)	5.100	8/15/06	95,000	96,948
Indiana Health Facilities Financing Authority, Kings Daughters Hospital, (Asset GTY)	5.250	2/15/08	95,000	98,723
Indiana Health Facilities Financing Authority, Kings Daughters Hospital, (Asset GTY)	5.350	8/15/09	110,000	117,217
Indiana Health Facilities Financing Authority, Methodist Hospital Indiana, Series A. ETM	5.750	9/1/15	175,000	177,468
Indiana Health Facility Financing Authority Hospital Revenue, Methodist Hospital Indiana, Series A, ETM	5.750	9/1/15	20,000	20,282
Indiana Health Facility Financing Authority Hospital Revenue, Sisters of St. Francis Health, Series A	5.000	11/1/10	550,000	579,744

Indiana State Financing Authority Toll Road Revenue	5.000	7/1/14	500,000	502,210
Indianapolis Indiana Utilities Revenue, ETM	7.000	6/1/08	140,000	148,877
Jasper Indiana Hospital Authority, Hospital Facility Revenue, Memorial Hospital Center Project	5.500	11/1/17	1,390,000	1,500,519
Lawrence Indiana Multi-Family Revenue, AMT (FNMA)	5.050	1/1/08	40,000	41,061
Lawrence Indiana Multi-Family Revenue, Mandatory Put 1/1/08 @100, AMT (FNMA)	5.150	6/1/24	530,000	544,379
Moorsville Indiana School Building Corporation, First Mortgage (FSA)	5.000	7/15/15	125,000	131,668

				7,966,206

Kansas - 0.11%
Kansas State Development Finance Authority Multi-Family, AMT (LOC)	5.300	10/1/07	40,000	40,659
Kansas State Development Finance Authority Multi-Family, Mandatory Put 10/1/07 @100, AMT (LOC)	5.600	10/1/19	255,000	259,269
McPhearson Kansas Electric Utility, Partial Prerefunded 3/1/03 @ 100, ETM (AMBAC)	5.900	3/1/07	195,000	206,322
Merriam Kansas Hospital Revenue, Shawnee Mission Medical Center Income, ETM	6.900	6/1/05	5,000	5,036
Wichita Kansas Hospital Revenue	6.875	3/1/07	30,000	32,281

				543,567

Kentucky - 1.32%
Kentucky State Turnpike Authority Recovery Road Revenue	0.000	7/1/06	25,000	23,834
Kentucky State Turnpike Authority Resource Recovery, ETM	6.125	7/1/07	250,000	259,708
Kentucky State Turnpike Authority Resource Recovery, Recovery Road Revenue, ETM	6.625	7/1/08	145,000	153,688
Kentucky State Turnpike Authority Toll Road Revenue, Prerefunded 7/01/06 @ 100	5.500	7/1/07	130,000	134,399
Lexington-Fayette Urban County Government Kenturky Revenue, Transsylvania University Project	5.125	8/1/18	300,000	316,275
Louisville Kentucky Riverfront Corp., ETM	5.750	7/1/10	305,000	324,175
Marshall County Kentucky Public Property Corporation Revenue, Courthouse Facility Project	5.250	3/1/23	4,925,000	5,259,899

				6,471,978

Louisiana - 2.08%
East Baton Rouge Parish Louisiana Hospital District No. 3, Woman’s Hospital Foundation, ETM	7.200	10/1/08	150,000	161,792
Houma-Terrebonne Public Financing Authority, Louisiana, Single Family Mortgage Revenue ETM (FHA)	7.300	4/1/10	500,000	585,410
Iberia Home Mortgage Authority, Louisiana Single Family	7.375	1/1/11	30,000	30,376

Louisiana Housing Finance Agency Mortgage Revenue, AMT (GNMA)	6.450	9/1/27	160,000	169,880
Louisiana Housing Finance Agency Mortgage Revenue, AMT (GNMA)	6.500	9/1/38	395,000	420,260
Louisiana Local Government Environmental Facilities Community Development Authority, Series A (AMBAC)	5.200	6/1/17	1,245,000	1,355,830
Louisiana State Health Education Authority, Lease Rent Revenue, Tulane University Medical Center, ETM	7.875	7/1/09	390,000	427,463
Louisiana State Military Department Custody Recipients	3.400	12/1/11	2,210,000	2,171,126
New Orleans Louisiana Home Mortgage Authority, ETM	6.250	1/15/11	2,996,000	3,367,175
Tensas Parish Louisiana Law Enforcement District, Certificates of Participation	7.000	9/1/18	1,345,000	1,493,071

				10,182,383

Maine - 0.07%
Maine Finance Authority Revenue, AMT (FSA)	5.200	7/1/18	175,000	176,239
Maine State Health Facilities Authority Revenue, ETM	6.625	9/1/05	15,000	15,263
Maine State Health Facilities Authority Revenue, Webber Hospital Association Project, ETM (AMBAC)	6.500	5/1/09	140,000	149,191

				340,693

Maryland - 2.06%
Annapolis Maryland Economic Development Revenue	5.000	10/1/06	55,000	56,114
Annapolis Maryland Economic Development Revenue	5.000	10/1/07	55,000	56,514
Annapolis Maryland Economic Development Revenue	5.000	10/1/08	65,000	67,332
Baltimore County Maryland Mortgage Revenue, Three Garden Village Project, Series A (FHLMC)	4.800	1/1/13	110,000	112,316
Maryland State Health & Higher Educational Facility Authority Revenue, Greater Baltimore Medical Center	5.000	7/1/25	750,000	756,743
Prince Georges County Maryland Housing Authority, Single Family Mortgage Revenue, Series A, AMT, SUB (FNMA/GNMA/FHLMC)	5.890	8/1/32	25,000	24,897
Tax Exempt Municipal Infrastructure Improvement Transit Mary Land	3.800	5/1/08	9,000,000	9,033,480

				10,107,396

Massachusetts - 2.13%
Boston Massachusetts Industrial Development Finance Authority, Northend Community, Series A (FHA)	6.450	8/1/37	440,000	486,807
Boston Massachusetts Revenue, Deutsches Altenheim, Inc., Series A (FHA)	5.950	10/1/18	130,000	142,528
Massachusetts State Development Finance Agency Revenue, Hampshire College	2.500	10/1/05	245,000	243,861
Massachusetts State Development Finance Agency Revenue, Hampshire College	3.000	10/1/06	255,000	251,874
Massachusetts State Development Finance Agency Revenue, Series A (GNMA)	6.700	10/20/21	335,000	381,823

Massachusetts State Health & Education Facilities Authority, Beth Israel Hospital, ETM	5.750	7/1/06	15,000	15,296
Massachusetts State Health and Educational Facilities Authority Revenue, Massachusetts General Hospital, Series F	6.250	7/1/12	4,250,000	4,703,688
Massachusetts State Housing Finance Agency (Asset GTY)	4.850	9/1/13	530,000	546,769
Massachusetts State Housing Finance Agency, Housing Revenue, Single Family, Series 44	5.900	12/1/13	145,000	146,014
Massachusetts State Housing Finance Agency, Series A, AMT (MBIA)	6.125	12/1/11	30,000	30,083
Massachusetts State Industrial Finance Agency, AMT (GNMA)	5.400	8/20/12	70,000	72,491
Massachusetts State Industrial Finance Agency, AMT (GNMA)	6.450	8/20/39	1,670,000	1,803,232
Massachusetts State Industrial Finance Agency, Higher Education, Hampshire College Project	5.800	10/1/17	545,000	592,420
Massachusetts State Industrial Finance Agency, Revenue Bond, Retirement Facility, AMT (GNMA)	5.300	6/20/19	505,000	523,039
Massachusetts State Turnpike Authority, Metro Highway System Revenue, Series A	5.000	1/1/11	500,000	524,720

				10,464,645

Michigan - 1.86%
Battle Creek Michigan Economic Development	5.125	2/1/09	60,000	61,627
Detroit/Wayne County Michigan Stadium Authority	5.250	2/1/09	500,000	528,705
Grand Rapids Charter Township Michigan	5.200	7/1/14	210,000	215,231
Grandville Michigan Public Schools District	5.000	5/1/09	1,500,000	1,558,275
Michigan Higher Education Facility Authority Revenue, Limited Obligation, Thomas M. Cooley Law School (LOC)	5.350	5/1/15	760,000	791,388
Michigan State Hospital Finance Authority Revenue, ETM	8.500	7/1/05	5,000	5,073
Michigan State Hospital Finance Authority Revenue, Hospital Staint John- Series A, (MBIA-IBC), ETM	6.000	5/15/13	220,000	233,160
Michigan State Hospital Financial Authority Revenue, Harper-Grace Hospitals	7.125	5/1/09	200,000	215,998
Michigan State Hospital Financial Authority Revenue, Mercy Mount Clemens, Series A (MBIA)	5.750	5/15/17	1,300,000	1,418,651
Michigan State Hospital Financial Authority Revenue, Mount Carmel Mercy Hospital Project	7.000	8/1/08	100,000	107,500
Michigan State Hospital Financial Authority Revenue, St. Joseph Mercy Hospital Project, ETM	7.000	7/1/05	60,000	60,668
Michigan State Housing Development Authority, Series A, AMT (FNMA)	4.250	12/1/12	1,590,000	1,616,966
Michigan State Strategic Fund Limited Obligation Revenue, International Project, Series A, Prerefunded 8/01/07 @ 101	5.750	8/1/19	60,000	64,442
Michigan State Strategic Fund Ltd., ETM	7.875	8/15/05	40,000	40,792

Oakland County Michigan Economic Development Corporation Revenue, Prerefunded 6/01/07 @ 102, 5.63%, 6/1/19	5.625	6/1/19	500,000	537,650
Romulus Michigan Tax Increment Finance, Tax Increment Development	4.000	11/1/15	325,000	323,882
Saginaw Michigan Hospital Finance Authority, ETM	7.500	11/1/10	180,000	202,118
Vicksburg Michigan Community Schools, Capital Appreciation, Zero Coupon, Prerefunded 5/01/06 @ 37.2417	0.000	5/1/20	200,000	72,320
Western Townships Michigan Utilities Authority, Sewer Disposal System Limited Tax	6.250	1/1/17	1,000,000	1,070,890

				9,125,336

Minnesota - 0.52%
Cambridge Minnesota Mortgage Revenue (GNMA)	5.400	11/20/05	20,000	20,173
Eden Prairie Minnesota Multifamily Housing Revenue, Rolling Hills Project (GNMA)	6.150	8/20/31	100,000	107,780
Minneapolis Minnesota Special School District Number 001 Certificate Participation	5.000	2/1/11	250,000	265,225
Minnesota State Housing Finance Agency, AMT	6.500	1/1/26	310,000	310,511
Moorhead Minnesota Residential Mortgage Revenue, ETM	7.100	8/1/11	95,000	106,706
North Suburban Hospital District Minnanoka & Ramsey Counties, Hospital Revenue, Health Central, Inc., ETM	7.125	5/1/09	25,000	26,642
Rochester Minnesota Hospital Revenue, ETM	5.750	10/1/07	115,000	119,230
St. Paul Minnesota Port Authority Hospital Revenue, ETM	7.250	7/1/06	490,000	505,112
White Earth Band of Chippewa Indians, Revenue, Series A (ACA)	7.000	12/1/11	1,000,000	1,085,030

				2,546,409

Mississippi - 0.56%
Corinth & Alcorn County Mississippi Hospital Revenue	5.000	10/1/08	260,000	268,473
Corinth & Alcorn County Mississippi Hospital Revenue	5.125	10/1/10	125,000	128,513
Corinth & Alcorn County Mississippi Hospital Revenue, Series A	5.500	10/1/21	980,000	982,960
Jackson Mississippi Housing Authority, AMT (FSA)	5.300	4/1/19	700,000	716,135
Lincoln County Mississippi Hospital Revenue (Asset GTY)	5.500	4/1/18	505,000	534,083
Mississippi Business Finance Corp., AMT (LOC)	5.900	9/1/05	95,000	95,318

				2,725,482

Missouri - 1.16%
Boone County Missouri Industrial Development Authority, Otscon, Inc. Project, Mandatory Put 5/1/05 @100, AMT (LOC)	5.125	5/1/18	560,000	560,717
Bridgeton Missouri Industrial Development (GNMA)	5.250	12/20/19	40,000	42,253
Grandview Missouri Certificate Participation (FGIC)	5.250	1/1/18	545,000	585,423

Kansas City Missouri Industrial Development Authority Multi-Family Housing Revenue, Walnut Grove Apartments, Section 8 Assisted, Series A, AMT	6.550	12/15/15	1,000,000	1,100,660
Missouri State Development Financing Board, Recreational Facilities, YMCA Greater St. Louis Project, Series A (LOC)	4.750	9/1/07	615,000	633,283
Missouri State Development Financing Board, Recreational Facilities, YMCA Greater St. Louis Project, Series A (LOC)	4.900	9/1/10	230,000	238,078
Missouri State Health & Educational Facilities Authority Revenue, Jefferson Memorial Hospital	4.125	8/15/12	250,000	250,857
Missouri State Health & Educational Facilities Authority, Educational Facilities Revenue, Central Institute for the Deaf	5.700	1/1/18	100,000	105,558
Ozarks Public Building Corporation Missouri Leasehold Revenue, Ozarks Technical Community College Project	5.750	3/1/16	200,000	209,224
Pacific Missouri Industrial Development Revenue, AMT (LOC)	5.950	5/1/07	450,000	464,521
Pacific Missouri Industrial Development Revenue, AMT (LOC)	6.200	5/1/12	180,000	185,796
Pacific Missouri Industrial Development, Clayton Corp. Project, AMT (LOC)	6.450	5/1/17	180,000	186,187
Sikeston Missouri Electrical Revenue, ETM	6.250	6/1/08	235,000	246,374
St. Charles County Missouri Health Care	5.400	11/15/16	360,000	370,523
St. Louis Missouri Airport Revenue, Airport Development Program, Series A (MBIA)	5.625	7/1/16	145,000	159,651
St. Louis Missouri Land Clearance Redevelopment Authority, Westminster Place Apartments, Mandatory Put 4/1/07 @100 (FNMA)	5.950	7/1/22	150,000	155,423
St. Louis Missouri School District	6.000	4/1/12	115,000	117,107
Taney County Public Water Supply, District Number 3 Lease Partner, Prerefunded 7/01/05 @ 100	7.250	1/1/14	90,000	90,969

				5,702,604

Montana - 0.10%
Missoula County Hospital, ETM	7.125	6/1/07	80,000	83,741
Montana State Board Investment Payroll Tax, Workers Compensation Project, ETM, (MBIA)	6.875	6/1/11	90,000	98,938
Montana State Board Investment, Refunded 1996 Payroll Tax, ETM	6.875	6/1/20	110,000	120,596
Montana State Board Investment, Refunded Balance 1996 Payroll Tax, ETM	6.875	6/1/20	140,000	153,487
Montana State Board Investment, Refunded Payroll Tax, ETM	6.875	6/1/20	25,000	27,408

				484,170

Nebraska - 0.30%
Clay County Nebraska Industrial Development Revenue, AMT (LOC)	4.750	3/15/09	815,000	838,285
Clay County Nebraska, AMT (LOC)	5.250	3/15/14	390,000	399,746
Fillmore County Nebraska Industrial Development Revenue, AMT (LOC)	5.000	12/1/11	40,000	40,355

Fillmore County Nebraska Industrial Development Revenue, AMT (LOC)	5.200	12/1/13	50,000	50,404
Nebraska Investment Financial Authority Multi-Family Housing, Tara Hills Village (FNMA)	4.875	1/1/08	140,000	142,300

				1,471,090

Nevada - 0.66%
Clark County Nevada Passenger Facility Charge Revenue, Las Vegas Mccarran International Airport, MBIA	5.375	7/1/14	1,850,000	1,962,998
Nevada Housing Division, AMT	6.450	10/1/07	20,000	19,781
Nevada Housing Division, AMT	6.000	10/1/09	25,000	25,194
Nevada Housing Division, AMT (FNMA)	5.500	10/1/09	80,000	82,962
Nevada Housing Division, Multi-Unit Housing, Lake Vista Project, Series A, AMT (LOC)	5.200	10/1/18	575,000	590,594
Nevada Housing Division, Multi-Unit, Arville Project, AMT (FNMA)	6.500	10/1/16	320,000	331,391
Nevada Housing Division, Single Family Mortgage, Series A, AMT	6.350	10/1/07	10,000	9,909
Nevada Housing Division, Single Family Mortgage, Series C-1	5.450	4/1/10	30,000	29,881
Nevada Housing Division, Single Family Mortgage, Series B-1	4.950	4/1/12	45,000	45,652
Nevada Housing Division, Single Family Mortgage, Series C-1	5.600	4/1/17	110,000	113,027

				3,211,389

New Hampshire - 0.55%
New Hampshire Health & Educational Facilities Authority Revenue, Portsmouth Academy	5.000	7/1/13	500,000	508,065
New Hampshire Higher Education & Health Facilities, Franklin Pierce College	5.125	10/1/13	1,200,000	1,219,236
New Hampshire Higher Education & Health Facilities, Franklin Pierce College (ACA)	4.900	10/1/08	45,000	46,707
New Hampshire Higher Education & Health Facilities, Franklin Pierce College (ACA)	5.000	10/1/09	495,000	515,775
New Hampshire Higher Education & Health Facilities, Rivier College	4.850	1/1/07	10,000	10,190
New Hampshire Higher Education & Health Facilities, Rivier College	4.900	1/1/08	55,000	56,456
New Hampshire Higher Education & Health Facilities, Rivier College	5.550	1/1/18	315,000	328,132

				2,684,561

New Jersey - 4.29%
Bergen County New Jersey Utilities Authority, ETM	6.400	12/15/09	40,000	43,284
Casino Reinvestment Development Authority, New Jersey Revenue, Series A (MBIA)	5.000	6/1/16	7,555,000	8,050,079
Essex County New Jersey Utilities Authority (FSA)	4.800	4/1/14	200,000	206,814
Glouchester County New Jersey Improvement Authority, AMT (County GTY)	5.000	11/1/10	50,000	52,538
Middlesex County New Jersey Utilities Authority, Sewage Revenue, Series A	6.250	8/15/10	2,635,000	2,866,511

Moorestown Township New Jersey Fire District Number 1	4.000	10/1/10	135,000	138,888
New Jersey Economic Development Authority Revenue, First Mortgage, Far Hills Country Day School	4.400	9/1/24	1,500,000	1,508,625
New Jersey Economic Development Authority Revenue, First Mortgage, Far Hills Country Day School	5.500	9/1/24	5,500,000	5,691,730
New Jersey Health Care Facilities Financing Authority Revenue, Jersey City Medical Center (AMBAC/FHA)	4.800	8/1/21	465,000	478,662
New Jersey State Educational Facilities Authority	7.250	7/1/25	280,000	286,611
New Jersey State Educational Facilities Authority Revenue, Fairleigh Dickinson, Series C	4.250	7/1/06	715,000	719,941
New Jersey State Housing & Mortgage Finance Agency, Multi-Family Housing Revenue, Series A (AMBAC)	5.300	5/1/06	500,000	507,005
New Jersey State Turnpike Authority, Turnpike Revenue	5.200	1/1/08	30,000	31,033
New Jersey State Turnpike Authority, Turnpike Revenue	5.875	1/1/08	45,000	47,075
New Jersey State Turnpike Authority, Turnpike Revenue, ETM	5.700	5/1/13	210,000	226,502
Passaic County New Jersey	5.000	9/15/12	175,000	185,056

				21,040,354

New Mexico - 0.42%
Albuquerque New Mexico Collateralized (FGIC), Zero Coupon	0.000	5/15/11	225,000	141,669
Albuquerque New Mexico Hospital Revenue	7.500	7/1/08	95,000	102,102
Albuquerque New Mexico Hospital Revenue, ETM	7.750	8/1/08	40,000	43,336
Bernalillo County New Mexico Gross Receipts Tax Revenue, (AMBAC)	4.000	6/15/14	1,300,000	1,305,421
Bernalillo County New Mexico Multi-Family, Mandatory Put 11/1/06 @100 (AXA)	4.600	11/1/25	370,000	365,356
New Mexico Mortgage Financing Authority (GNMA/FNMA)	5.500	7/1/17	30,000	30,760
New Mexico Mortgage Financing Authority (GNMA/FNMA)	5.600	7/1/28	65,000	66,145

				2,054,789

New York - 4.81%
Albany County New York Industrial Development Agency, Albany College of Pharmacy, Series A	4.000	12/1/07	165,000	164,581
Albany County New York Industrial Development Agency, Albany College of Pharmacy, Series A	4.000	12/1/08	305,000	300,934
Albany County New York Industrial Development Agency, Albany College of Pharmacy, Series A	4.000	12/1/09	315,000	306,523
Albany County New York Industrial Development Agency, Albany College of Pharmacy, Series A	4.000	12/1/10	185,000	178,495
Albany New York Housing Authority, Housing Revenue, Lark Drive Association Project, AMT (LOC)	5.200	12/1/13	125,000	129,720

Albany New York Housing Authority, Housing Revenue, Lark Drive Association Project, AMT (LOC)	5.400	12/1/18	110,000	114,568
Albany New York Housing Authority, Housing Revenue, Lark Drive Association Project, AMT (LOC)	5.500	12/1/28	335,000	344,236
Capital District Youth Center New York (LOC)	6.000	2/1/17	125,000	132,010
East Rochester New York Housing Authority Revenue, Gates Senior Housing Project, (GNMA)	6.125	4/20/43	840,000	937,717
Long Island Power Authority Electrical Systems Revenue, Series B	5.000	6/1/11	500,000	530,380
New York City Industrial Development Agency, College of Aeronautics Project	5.000	5/1/06	110,000	111,533
New York City Industrial Development Agency, College of Aeronautics Project	5.200	5/1/09	70,000	72,276
New York New York, Series B (AMBAC)	7.250	8/15/07	85,000	93,171
New York State Dormitory Authority Lease Revenue, Court Facilities, Series A	5.250	5/15/11	760,000	817,844
New York State Dormitory Authority Lease Revenue, Court Facilities, Series A	5.750	5/15/14	2,285,000	2,532,854
New York State Dormitory Authority Revenue, D’Youville College (Asset GTY)	4.375	7/1/08	320,000	330,173
New York State Dormitory Authority Revenue, Hunts Point Multi-Service Center	5.625	7/1/22	745,000	807,072
New York State Dormitory Authority Revenue, Lutheran Social Services (AMBAC/FHA)	5.125	2/1/18	225,000	238,732
New York State Dormitory Authority Revenue, Norwegian Christian Home and Health Center (MBIA/FHA)	4.900	8/1/21	330,000	340,893
New York State Dormitory Authority Revenue, Norwegian Christian Home and Health Center (MBIA/FHA)	6.100	8/1/41	3,670,000	4,061,038
New York State Dormitory Authority Revenue, Second Hospital	5.000	2/15/10	600,000	633,264
New York State Dormitory Authority Revenue, Second Hospital	5.750	2/15/15	5,510,000	6,150,703
New York State Dormitory Authority Revenues, (MBIA-IBC)	5.700	8/15/09	500,000	533,040
New York State Housing Finance Agency Revenue, Multi-Family Housing, Northfield Apartment, Series A (SONYMA)	4.300	8/15/14	625,000	631,863
New York State Urban Development Corporation Revenue, Community Enhancement Facilities	5.125	4/1/12	300,000	319,575
New York, New York City Industrial Development Agency, Civic Facility Revenue, Bank Street College Project (Radian)	4.500	12/1/07	465,000	479,178
Niagara Falls New York, Series A	4.000	11/1/14	600,000	578,898
Oneida County New York Industrial Development Agency Revenue, Civic Facilities- Mohawk Valley, Series A (FSA)	4.700	2/1/06	230,000	234,085
Oneida County New York Industrial Development Agency Revenue, Civic Facilities- Mohawk Valley, Series A (FSA)	5.000	1/1/13	300,000	313,407

Oneida County New York Industrial Development Agency Revenue, Civic Facilities- Mohawk Valley, Series A (FSA)	5.000	1/1/13	245,000	258,578
Onondaga County New York Industrial Development Agency, Civic Facilities Revenue, Lemoyne College, Series A	5.500	3/1/14	100,000	105,484
Onondaga County New York Industrial Development, Lemoyne College	5.000	3/1/07	40,000	40,880
Port Authority of New Jersey & New York, Airport and Marina Improvements	5.250	9/15/12	250,000	259,957
Schenectady New York Industrial Development Agency, Civic Facilities Revenue, Schaffer Heights (GNMA)	5.250	11/1/10	225,000	225,691
Syracuse New York Housing Authority Revenue (FHA)	5.000	8/1/07	175,000	177,062
Triborough Bridge & Tunnel Authority	7.250	1/1/10	75,000	82,762
Yates County New York Industrial Development Agency, Civic Facilities Revenue, Soldiers & Sailors Memorial (FHA)	5.500	2/1/19	30,000	30,213

				23,599,390

North Carolina - 0.88%
North Carolina Medical Care Community Revenue, Health Care, Series A	4.650	10/1/14	1,180,000	1,168,400
North Carolina Medical Care Community Revenue, North Carolina Housing Foundation, Inc.	6.000	8/15/10	235,000	253,932
North Carolina Medical Care, Community Hospital Revenue Bond, ETM	7.625	10/1/08	495,000	538,154
Pitt County North Carolina, Memorial Hospital Revenue	5.375	12/1/10	1,455,000	1,530,660
Winston Salem North Carolina Certificates Participation, Series A	5.000	6/1/07	790,000	811,219

				4,302,365

North Dakota - 0.87%
Fargo North Dakota Health Systems Revenue, Meritcare Hospital, Group A (MBIA)	5.600	6/1/13	1,250,000	1,335,025
Fargo North Dakota Health Systems Revenue, Meritcare Hospital, Group A (MBIA)	5.550	6/1/16	1,650,000	1,758,735
North Dakota State Housing Finance Agency Revenue, Homemortgage Finance, Series E, AMT	4.500	7/1/07	95,000	95,840
North Dakota State Housing Finance Agency Revenue, Homemortgage Finance, Series E, AMT	4.550	1/1/08	65,000	65,612
North Dakota State Housing Finance Agency Revenue, Homemortgage Finance, Series E, AMT	4.850	7/1/11	110,000	111,366
North Dakota State Housing Finance Agency Revenue, Homemortgage Finance, Series E, AMT	4.950	1/1/12	110,000	111,362
North Dakota State Housing Finance Agency Revenue, Series D, AMT	4.500	1/1/07	55,000	55,185
North Dakota State Housing Finance Agency Revenue, Series D, AMT	4.550	1/1/08	60,000	60,316
North Dakota State Housing Finance Agency Revenue, Series D, AMT	4.550	7/1/08	160,000	161,912

North Dakota State Housing Finance Agency Revenue, Series D, AMT	4.650	1/1/09	65,000	65,707
North Dakota State Housing Finance Agency Revenue, Series D, AMT	4.850	7/1/11	190,000	192,359
North Dakota State Housing Finance Agency Revenue, Series D, AMT	4.950	1/1/12	180,000	182,047
North Dakota State Housing Finance Agency Revenue, Series D, AMT	5.000	1/1/13	75,000	75,410

				4,270,876

Ohio - 1.39%
Akron Bath Copley Ohio Joint Township Hospital District Revenue, Hospital Facilities, Summa Health System, Series A	5.000	11/15/12	1,000,000	1,060,300
Akron Bath Copley Ohio Joint Township Hospital District Revenue, Hospital Facilities, Summa Health System, Series A	5.250	11/15/14	500,000	537,460
Cuyahoga County Ohio Mortgage Revenue, AMT (GNMA)	5.200	9/20/09	470,000	474,959
Cuyahoga County Ohio Multi-Family Housing, AMT (GNMA)	6.250	12/20/36	325,000	341,968
Hancock County Ohio Multi-Family Housing, Crystal Glen Apartments, AMT (LOC)	5.050	1/1/10	300,000	301,452
Jefferson County Ohio (Asset GTY)	6.625	12/1/05	15,000	15,398
Knox County Ohio Hospital Facilities Revenue, Knox Community Hospital (Asset GTY)	5.000	6/1/12	575,000	609,707
Lorain County Ohio Hospital Revenue, Humility of Mary Health Care, Prerefunded 6/15/05 @ 100	5.900	12/15/08	1,135,000	1,143,230
Lucas-Palmer Housing Development Corporation of Ohio (FHA/MBIA)	5.900	7/1/07	35,000	35,824
Montgomery County Ohio Hospital Revenue	6.875	4/1/06	40,000	40,841
Ohio Capital Corporation For Housing, Mortgage Revenue, Georgetown Village Ltd., Section 8 Assisted Project (FHA)	6.625	7/1/22	185,000	185,248
Ohio Capital Corporation For Housing, Mortgage Revenue, Section 8 Assisted Project (FHA)	5.550	8/1/24	55,000	55,005
Ohio State Mortgage Revenue (FHA)	5.600	8/1/06	10,000	10,154
Ohio State Water Development Authority Pollution Control Facility Revenue (MBIA)	5.000	12/1/13	790,000	839,604
Ohio State Water Development Pollution Control, ETM	6.375	6/1/07	80,000	83,024
Ohio State Water Development Pollution Control, General Motors Corp.	5.900	6/15/08	372,000	373,938
Portage County Ohio Hospital Revenue, ETM	6.700	12/1/07	95,000	100,639
Sandusky County Ohio Health Care Facilities Revenue (FNMA)	5.150	7/1/09	135,000	141,431
Stark County Ohio Health Care Facility Review (GNMA)	5.300	7/20/18	210,000	220,040
Stark County Ohio Health Care Facility Review (GNMA)	5.350	7/20/23	230,000	238,046

				6,808,268

Oklahoma - 0.98%
Canadian County Oklahoma Home Financing Authority, Single Family Mortgage, Series A, Bonds Convert to 6.70% on 9/1/01, (GNMA)	6.700	9/1/32	780,000	833,609

Grady County Oklahoma Industrial Authority, Lease Revenue, Correctional Facilities (MBIA)	5.375	11/1/09	300,000	323,175
Grand River Dam Authority Oklahoma Revenue, ETM	6.250	11/1/08	140,000	148,001
McAlester Oklahoma Public Works Authority, ETM (FSA)	8.250	12/1/05	190,000	197,176
Oklahoma Housing Finance Agency Multi-Family (FNMA)	5.100	12/1/07	100,000	101,330
Tulsa County Oklahoma Public Facilities Authority Capital Improvement Revenue	6.950	11/1/07	20,000	21,209
Tulsa Oklahoma Airports Improvement, Tulsa International Airport, ETM	6.400	6/1/06	35,000	35,909
Tulsa Oklahoma Industrial Authority Revenue, ETM	6.500	4/1/07	20,000	20,671
Washington County Oklahoma Medical Authority Revenue, Bartlesville, Jane Philips Medical Center Project	5.500	11/1/10	3,000,000	3,142,890

				4,823,970

Oregon - 0.40%
Cow Creek Band Umpqua Tribe of Indians, Series B (AMBAC)	5.100	7/1/12	1,710,000	1,741,190
Oregon State Health Housing, Educational & Cultural Facilities, Cedar West Housing Project, Series A, AMT (LOC)	4.650	1/2/08	205,000	209,289

				1,950,479

Pennsylvania - 12.10%
Allegheny County Pennsylvania Hospital Development Authority Revenue, ETM	6.750	7/1/05	35,000	35,362
Allegheny County Pennsylvania Hospital Development Authority Revenue (MBIA)	5.000	11/1/23	260,000	267,496
Allegheny County Pennsylvania Hospital Development Authority Revenue, Pittsburgh Mercy Health System ETM	5.500	8/15/10	125,000	132,053
Allegheny County Pennsylvania Hospital UPMC (MBIA)	5.350	12/1/15	910,000	937,482
Allegheny County Pennsylvania Hospital UPMC, ETM	6.750	7/1/10	40,000	43,633
Allegheny County Pennsylvania Residential Finance Authority, Single Family Mortgage, Series DD-2, AMT (GNMA)	4.950	5/1/09	120,000	122,791
Allegheny County Pennsylvania Residential Finance Authority, Single Family Mortgage, Series KK-2, AMT, SUB (GNMA)	5.750	5/1/33	1,875,000	1,935,505
Allegheny County Pennsylvania, SFM (GNMA)	5.200	5/1/17	25,000	25,510
Ambridge Pennsylvania Area School District (FSA)	4.500	11/1/21	455,000	458,863
Beaver County Pennsylvania Industrial Development Authority (GNMA)	4.850	5/20/10	335,000	350,122
Berks County Pennsylvania Redevelopment Authority, Muliti-Family Revenue (FNMA)	5.150	1/1/19	390,000	393,136
Berks County Pennsylvania Solid Waste Authority, County Guaranteed Revenue	3.000	4/1/09	770,000	750,365
Berks County Pennsylvania Solid Waste Authority, County Guaranteed Revenue	2.875	4/1/10	790,000	764,293

Berks County Pennsylvania Solid Waste Authority, County Guaranteed Revenue	3.200	4/1/11	810,000	796,968
Blair County Hospital Authority, ETM	6.900	7/1/08	100,000	106,401
Cambria County Pennsylvania, GO (FGIC)	5.500	8/15/16	750,000	808,770
Carbon County Pennsylvania Hospital Authority, County Gauranteed Hospital Revenue, Gnaden Huetten Memorial Hospital Project	10.000	1/1/14	230,000	234,147
Chester County Pennsylvania Health & Education Facilities Authority Health Systems Revenue, Jefferson Health Systems, Series B	4.900	5/15/07	100,000	103,918
Chester County Pennsylvania Health & Education Finance Authority, Immaculata College	5.000	10/15/06	60,000	60,102
Chester County Pennsylvania Health & Education Finance Authority, Immaculata College	5.000	10/15/07	105,000	105,179
Chester County Pennsylvania Health & Education Finance Authority, Immaculata College	5.100	10/15/08	10,000	10,017
Chester County Pennsylvania Health & Education Finance Authority, Immaculata College	5.125	10/15/09	70,000	70,123
Chester County Pennsylvania Health & Education Finance Authority, Immaculata College	5.300	10/15/11	95,000	95,173
Chester County Pennsylvania Industrial Development Authority Revenue, Collegium Charter School Project, Series A	4.000	4/15/13	1,300,000	1,247,259
Chester Pennsylvania Guaranteed Host Community Revenue, Series B	5.800	12/1/13	1,435,000	1,508,989
Coatesville Pennsylvania Water Revenue, ETM	6.250	10/15/13	55,000	61,265
Cumberland County Pennsylvania Municipal Authority Revenue, Presbyterian Homes, Inc. Project	6.000	12/1/26	290,000	296,148
Delaware County Pennsylvania Authority College Revenue, Eastern College	4.750	10/1/06	50,000	50,587
Delaware County Pennsylvania Authority College Revenue, Eastern College	4.950	10/1/08	80,000	83,621
Delaware County Pennsylvania Authority College Revenue, Eastern College, Series B	4.850	10/1/07	50,000	51,863
Delaware County Pennsylvania Authority College Revenue, Eastern College, Series B	5.500	10/1/19	840,000	846,526
Delaware County Pennsylvania Authority Health Care Revenue, Mercy Health Corp., Series A, ETM	5.125	11/15/12	50,000	50,665
Delaware County Pennsylvania Authority Hospital Revenue, Chester Medical Center	5.000	12/15/11	1,050,000	1,113,609
Delaware County Pennsylvania Authority Hospital Revenue, Chester Medical Center	5.000	12/15/12	1,105,000	1,172,239
Delaware County Pennsylvania Authority Hospital Revenue, Chester Medical Center	5.000	12/15/13	1,155,000	1,222,510
Delaware County Pennsylvania Authority Hospital Revenue, Chester Medical Center	5.000	12/15/14	1,215,000	1,282,760
Delaware County Pennsylvania Authority Revenue, Dunwoody Village Project	6.250	4/1/30	200,000	209,034

Delaware Valley Pennsylvania Regional Finance Authority Revenue, Local Government	5.500	7/1/12	920,000	1,001,714
Erie Pennsylvania Higher Education Building Authority, College Revenue, Gannon University Project	5.200	7/15/16	200,000	203,416
Erie Pennsylvania Higher Education Building Authority, Mercyhurst College Project	5.750	3/15/12	10,000	10,399
Erie Pennsylvania Higher Education Building Authority, Mercyhurst College Project	5.850	3/15/17	110,000	113,527
Fayette County Pennsylvania Hospital Authority, Hospital Revenue, The Uniontown Hospital (AMBAC)	5.550	6/15/08	350,000	367,346
Fayette County Pennsylvania Hospital Authority, Hospital Revenue, The Uniontown Hospital (AMBAC)	5.650	6/15/09	370,000	388,766
Fayette County Pennsylvania Hospital Authority, Hospital Revenue, The Uniontown Hospital	5.750	6/15/15	1,000,000	1,051,890
Greene County Pennsylvania Industrial Development Authority, Monongahela Power Co., Series B (MBIA)	5.100	2/1/12	85,000	89,862
Hazleton Pennsylvania Area School District, Series A (FGIC)	5.000	3/1/10	50,000	52,819
Hazleton Pennsylvania Area School District, Series A (FGIC)	5.000	3/1/11	40,000	41,902
Indiana County Pennsylvania Industrial Development Authority, Pollution Control Revenue (MBIA)	6.000	6/1/06	25,000	25,926
Lehigh County Pennsylvania General Purpose Authority Revenues, Good Shepherd Group, Series A	4.000	11/1/09	1,290,000	1,309,918
Lycoming County Pennsylvania Authority, College Revenue, Pennsylvania College of Technology (XLCA)	5.000	1/1/19	600,000	637,020
Methacton Pennsylvania School District Authority Revenue, Prerefunded 10/01/06 @ 100	6.500	4/1/07	70,000	73,909
Mifflin County Pennsylvania Hospital Authority, Lewiston Hospital (Asset GTY)	5.300	7/1/05	255,000	256,589
Mifflin County Pennsylvania Hospital Authority, Lewiston Hospital (Asset GTY)	5.500	7/1/12	235,000	252,644
Mifflin County Pennsylvania Hospital Authority, Lewiston Hospital (Asset GTY)	6.000	7/1/15	500,000	547,235
Montgomery County Pennsylvania Industrial Development Authority, Retirement Community Revenue, Series B	5.750	11/15/17	2,000,000	2,093,440
Mount Lebanon Pennsylvania Hospital Authority, ETM	7.000	7/1/06	25,000	25,569
Northampton County Pennsylvania Higher Education Authority Revenue College, Moravian College	4.700	7/1/12	90,000	92,535
Pennsylvania Housing Finance Agency, Rental Housing, Zero Coupon	0.000	4/1/30	255,000	211,107
Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 65A, AMT	4.600	10/1/08	540,000	550,627

Pennsylvania State Higher Education Facilities Authority, Health Services Revenue (MBIA)	5.400	11/15/07	150,000	156,362
Pennsylvania State Higher Education Facilities, Health Services, (MBIA)	5.875	11/15/21	50,000	52,724
Pennsylvania State Higher Educational Facilities Authority	5.250	11/1/18	680,000	723,377
Pennsylvania State Higher Educational Facilities Authority Revenue (RADIAN)	6.000	6/1/29	1,100,000	1,206,337
Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue	5.875	11/15/16	310,000	326,889
Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue (MBIA)	5.600	11/15/09	740,000	790,016
Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue (MBIA)	5.700	11/15/11	2,000,000	2,164,319
Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue, Allegheny Delaware Valley Obligation Group	5.600	11/15/09	100,000	105,149
Pennsylvania State Higher Educational Facilities, Eastern College, Series B	8.000	10/15/25	2,000,000	2,197,580
Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)	5.000	11/1/08	205,000	209,721
Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)	4.550	11/1/09	145,000	150,880
Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)	4.650	11/1/10	205,000	212,159
Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)	4.900	11/1/12	200,000	207,278
Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)	5.000	11/1/13	135,000	141,506
Pennsylvania State Higher Educational Facilities, Health Services (MBIA)	5.875	11/15/18	350,000	365,183
Pennsylvania State Higher Educational Facilities, St. Joseph’s University (RADIAN)	5.250	12/15/17	1,000,000	1,058,590
Pennsylvania State Higher Educational Facilities, St. Joseph’s University (RADIAN)	5.250	12/15/18	1,000,000	1,054,360
Pennsylvania State Higher Educational Facilities, University of the Arts (Asset GTY)	4.850	3/15/06	70,000	70,179
Pennsylvania State Higher Educational Facilities, University of the Arts (Asset GTY)	5.100	3/15/09	80,000	80,215
Pennsylvania State Higher Educational Facilities, University of the Arts (Asset GTY)	5.200	3/15/10	80,000	80,220
Pennsylvania State Higher Educational Facilities, University of the Arts (Asset GTY)	5.250	3/15/11	80,000	80,222

Pennsylvania State Higher Educational Facilities, University of the Arts (Asset GTY)	5.300	3/15/12	80,000	80,225
Pennsylvania State Higher Educational Facilities, University of the Arts (Asset GTY)	5.500	3/15/13	500,000	538,445
Pennsylvania State Higher Educational Facilities, Ursinus College	5.400	1/1/06	55,000	56,138
Pennsylvania State Higher Educational Facilities, Widener University	3.450	7/15/10	375,000	362,520
Philadelphia Pennsylvania Airport Authority Revenue, AMT (FGIC)	5.375	6/15/12	1,455,000	1,553,590
Philadelphia Pennsylvania Authority For Industrial Development, Development Reviews	5.000	8/15/09	60,000	60,361
Philadelphia Pennsylvania Authority For Industrial Development (FHA)	4.750	2/1/08	55,000	56,455
Philadelphia Pennsylvania Authority For Industrial Development, Arbor House Inc. Project, Series E	6.100	7/1/33	705,000	695,574
Philadelphia Pennsylvania Authority For Industrial Development, Jeanes Physicians’ Office	9.375	7/1/10	140,000	141,924
Philadelphia Pennsylvania Authority For Industrial Development, Senior Living Revenue, Reider House Project, Series A	6.100	7/1/33	620,000	611,711
Philadelphia Pennsylvania Authority For Industrial Development, Senior Living Revenue, Saligman House Project, Series C	6.100	7/1/33	585,000	577,179
Philadelphia Pennsylvania Authority Industrial Development Revenue, Simpson House Project	5.000	8/15/10	70,000	70,092
Philadelphia Pennsylvania Authority Industrial Development Revenue, Simpson House Project	5.100	8/15/11	60,000	59,986
Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority Revenue, Frankford Hospital, ETM	5.750	1/1/19	190,000	200,988
Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority Revenue, Jefferson Health System, Series A (AMBAC)	5.125	5/15/18	2,500,000	2,599,775
Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority Revenue, Jerferson Health Systems, Series A	5.000	5/15/10	250,000	262,065
Philadelphia Pennsylvania Hospitals & Higher Education Facilities, Friends Hospital (ACA)	6.200	5/1/11	1,005,000	1,006,376
Philadelphia Pennsylvania Hospitals & Higher Education Facilities, Health Systems, Series A (FHA)	5.375	1/1/28	800,000	823,327
Philadelphia Pennsylvania Parking Authority, Parking Revenue (AMBAC)	5.250	2/1/15	900,000	955,745
Philadelphia Pennsylvania Parking Authority, Parking Revenue (FSA)	5.625	9/1/14	1,000,000	1,093,749
Philadelphia Pennsylvania Redevelopment Authority Housing Revenue, Multi-Family (FHA)	5.450	2/1/23	160,000	163,000

Pittsburgh Pennsylvania 2012, 2013, and 2014	5.500	9/1/12	2,000,000	2,104,199
Pittsburgh Pennsylvania Urban Redevelopment Authority, Multi-Family Mortgage Revenue (GNMA)	5.350	12/20/26	840,000	860,092
Pittsburgh Pennsylvania Urban Redevelopment Authority, Multi-Family Mortgage Revenue (GNMA)	5.350	12/20/26	735,000	752,580
Pittsburgh Pennsylvania Urban Redevelopment Authority, Oliver Garage Project (FGIC)	5.200	6/1/11	25,000	26,472
Pittsburgh Pennsylvania Urban Redevelopment Authority, Series C, AMT (GNMA/FNMA)	5.950	10/1/29	35,000	35,772
Potter County Pennsylvania Hospital Authority Revenue, Charles Cole Memorial Hospital	5.950	8/1/16	350,000	367,465
Pottsville Pennsylvania School District, ETM	9.375	5/1/06	60,000	61,640
Quaker Valley PA School District, Series A	4.250	10/1/16	1,735,000	1,753,304
Rose Tree Media Pennsylvania School District (FGIC)	4.400	2/15/11	50,000	51,519
Scranton-Lackawanna Pennsylvania Health & Welfare Authority Revenue	5.125	7/1/16	250,000	260,645
Somerset County Pennsylvania Hospital Authority, Somerset Community Hospital, District B (Asset GTY)	5.200	3/1/10	150,000	158,294
Somerset County Pennsylvania Hospital Authority, Somerset Community Hospital, District B (Asset GTY)	5.300	3/1/11	10,000	10,606
Suburban Lancaster Pennsylvania Sewer Authority Revenue, ETM	5.400	1/1/11	40,000	42,465
Unity Township Pennsylvania Municipal Authority Sewer Revenue, ETM	6.600	5/1/08	50,000	52,779
Upper Darby Pennsylvania School District, Series A	3.250	2/15/12	850,000	824,857
Upper Gwynedd-Towamencin Pennsylvania Municipal Authority Sewer Revenue, ETM	5.850	10/15/06	20,000	20,710
Wayne Pike Pennsylvania Joint School Authority School, ETM	6.000	12/1/07	25,000	26,039
Westmoreland County Pennsylvania, Series D, ETM	5.000	8/1/06	300,000	309,288
Williamsport Pennsylvania Area Joint School Authority School Revenue, ETM	5.700	2/1/06	5,000	5,129
Williamsport Pennsylvania Housing Authority Multi-Family (FHA/MBIA)	5.250	1/1/15	235,000	241,322
Womelsdorf Pennsylvania Sewer Authority, Prerefunded 2/1/07 @ 100	5.500	2/1/08	10,000	10,353
York County Pennsylvania Industrial Development Authority Water Facilities Revenue, York Water County Project	3.600	5/15/09	500,000	497,930
York Pennsylvania Housing Corp., Revenue Mortgage, Series A	6.875	11/1/09	160,000	160,002
York Township Water & Sewer, ETM	6.000	8/1/13	55,000	60,025

				59,298,622

Rhode Island - 0.56%
Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.700	9/1/16	105,000	111,325
Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.700	9/1/17	105,000	111,513
Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.700	9/1/18	110,000	116,332
Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.700	9/1/19	120,000	126,587
Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.700	9/1/20	125,000	131,088
Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.700	9/1/21	130,000	135,646
Providence Rhode Island Redevelopment Agency, Certificates Participation, Series A (RADIAN)	3.125	9/1/08	555,000	551,004
Rhode Island State Economic Development Corp. Revenue, Providence Place Mall (Asset GTY)	5.750	7/1/10	1,400,000	1,485,427

				2,768,922

South Carolina - 0.80%
Charleston County South Carolina Residential Recovery Revenue, Foster Wheeler Charleston	5.100	1/1/08	95,000	99,566
Columbia South Carolina Water & Sewer, ETM	7.750	1/1/11	1,835,000	2,094,414
South Carolina Jobs Economic Development Authority Revenue, AMT	5.050	6/1/08	500,000	520,815
South Carolina Jobs Economic Development Authority, Westminster Presbyterian	5.125	11/15/08	87,000	87,550
South Carolina State Housing Finance & Development	5.500	12/1/05	35,000	35,084
South Carolina State Housing Finance & Development, Mandatory Put 6/1/05 @ 100 (FNMA)	5.700	6/1/25	760,000	760,464
South Carolina State Housing Finance & Development (FHA)	6.050	7/1/27	95,000	95,091
South Carolina State Housing Finance & Development Authority, Multi-Family Revenue, Mandatory Put 6/1/10 @ 100, AMT	6.750	6/1/25	245,000	250,211

				3,943,195

South Dakota - 0.11%
South Dakota State Health & Educational	5.250	9/1/14	500,000	529,345

Facilities Authority Revenue, Rapid City Regular Hospital

Tennessee - 1.33%
Bristol Tennessee Health & Education Facilities Board Revenue, ETM	6.900	1/1/07	140,000	146,656
Greenville Tennessee Health & Educational Facilities, ETM	8.700	10/1/09	115,000	130,170
Johnson City Tennessee Electricity Revenue	4.750	5/1/08	510,000	530,594

Johnson City Tennessee Health & Education, ETM	7.000	7/1/11	505,000	561,954
Metro Government Nashville & Davidson County Tennessee (Asset GTY)	5.500	5/1/23	190,000	198,786
Metro Government Nashville & Davidson County Tennessee, CI Homes, Inc. Project, Series A, Prerefunded 10/1/07 @ 105	9.000	10/1/22	65,000	75,668
Metro Government Nashville & Davidson County Tennessee, Health and Education Facilities Board (RADIAN)	5.100	8/1/16	1,745,000	1,795,308
Metro Government Nashville & Davidson County Tennessee, Mandatory Put 2/1/06 @ 100 (FNMA)	5.200	2/1/21	530,000	536,180
Metro Government Nashville & Davidson County Tennessee, Multi-Family Housing, Welch Bend Apartments, Mandatory Put 1/1/07 @ 100 (FNMA)	5.500	1/1/27	530,000	545,640
Metro Government Nashville & Davidson County Tennessee, Water & Sewer Revenue (FGIC)	7.700	1/1/12	1,100,000	1,313,642
Tennessee State School Board Authority, Prerefunded, Series B	5.000	5/1/09	640,000	665,114

				6,499,712

Territory of American Samoa - 0.05%
Territory of American Samoa, GO (ACA)	6.000	9/1/07	220,000	232,575

Texas - 7.14%
Austin Texas Convention Enterprises Inc., Convention Center, Series B	6.000	1/1/23	2,000,000	2,107,700
Austin Texas Independent School District, Unrefunded Balance	5.700	8/1/11	100,000	103,747
Bexar County Texas Housing Finance Corp., Multi Family Housing Revenue, Perkin Square Project, Series A-1, (GMNA)	6.550	12/20/34	975,000	1,087,232
Bexar County Texas Housing Finance Corp., Multi-Family Housing Revenue, Stablewood Farms (GNMA)	6.250	7/20/43	3,070,000	3,363,983
Bexar County Texas Revenue Project (MBIA)	5.750	8/15/22	440,000	474,817
Blanket Texas Independent School District, Public Facility Corporation Lease Revenue	5.900	1/1/10	431,000	448,559
Brazoria County Texas Municipal Utilities District Number 6	7.000	9/1/09	100,000	113,471
Brenham Texas, Certificates of Obligation (FSA)	5.375	8/15/15	190,000	207,096
Bryan Texas Higher Education Authority, Allen Academy	6.500	12/1/06	30,000	31,159
Bryan Texas Higher Education Authority, Allen Academy	7.300	12/1/16	435,000	474,811
Capital Area Housing Finance Corp., AMT	6.500	11/1/19	48,704	48,832
Dallas Texas Airport Revenue	5.000	4/1/09	2,000,000	2,097,760
Dallas Texas GO	5.125	2/15/12	590,000	625,412
Danbury Higher Education Authority Revenue, George Gervin Youth Center, Series A	5.250	2/15/10	750,000	784,259
Del Rio Texas (Asset GTY)	7.500	4/1/08	5,000	5,581
Del Rio Texas (Asset GTY)	7.500	4/1/09	55,000	61,258
Del Rio Texas (Asset GTY)	6.500	4/1/10	5,000	5,419

Del Rio Texas (Asset GTY)	5.550	4/1/11	5,000	5,286
Del Rio Texas (Asset GTY)	5.650	4/1/13	5,000	5,291
Del Rio Texas (Asset GTY)	5.750	4/1/16	5,000	5,279
Del Rio Texas (Asset GTY)	5.750	4/1/17	65,000	68,530
Denison Texas Hospital Authority Hospital Revenue, ETM	7.125	7/1/08	20,000	21,361
Edgewood Texas Independent School District	4.900	8/15/08	130,000	137,410
Edgewood Texas Independent School District	5.000	8/15/09	130,000	137,822
Edgewood Texas Independent School District	5.000	8/15/10	140,000	148,424
Edgewood Texas Independent School District	5.250	8/15/13	160,000	170,894
Garland Texas Certificates of Obligation	5.750	2/15/18	75,000	82,406
Greater Greenspoint Texas Redevelopment Authority Tax Increment Contract	5.250	9/1/10	500,000	535,865
Harris County Texas Hospital District Mortgage Revenue, (MBIA)	7.400	2/15/10	245,000	270,064
Harris County Texas Housing Finance Corp., Multi Family Housing Revenue, Copperwood Ranch Apartments, Series A, SUB, AMT (AMBAC)	4.850	12/1/12	440,000	458,322
Harris County Texas Municipal Utilities District Number 368	7.000	9/1/14	120,000	138,094
Harris County Texas Municipal Utility District Number 354	5.300	5/1/12	255,000	272,085
Heart of Texas Housing Financial Corp., Waco Parkside Village, Multi-Family Housing, AMT (GNMA)	7.400	9/20/35	300,000	325,491
Houston Texas Apartment Systems Revenue, ETM	7.600	7/1/10	130,000	147,433
Houston Texas Sewer System Revenue, ETM	6.375	10/1/08	125,000	132,713
Kleberg County Texas Hospital Revenue, ETM	8.000	7/1/08	45,000	48,646
Lubbock Texas Health Facility Revenue	5.875	3/20/37	400,000	428,292
Midland County, Texas Hospital District Revenue Bond (AMBAC)	5.375	6/1/16	1,000,000	1,044,700
North Texas Health Facilities Development Corp., Hospital Revenue, United Regional Health Care Systems Inc. Project (MBIA)	5.000	9/1/14	2,600,000	2,720,431
Northeast Hospital Authority Texas Revenue, ETM	8.000	7/1/08	220,000	238,234
Odessa Texas Housing Finance Corp. Single Family (FNMA)	8.450	11/1/11	19,724	20,127
Panhandle Texas Regulation Housing Finance, AMT (GNMA)	7.500	5/1/24	35,000	35,019
Retama Texas Development Corporation, Special Facilities Revenue, ETM	8.750	12/15/11	635,000	797,427
Retama Texas Development Corporation, Special Facilities Revenue, ETM	10.000	12/15/17	1,945,000	2,783,742
Retama Texas Development Corporation, Special Facilities Revenue, ETM	8.750	12/15/18	2,345,000	3,103,373
San Antonio Texas Electric & Gas, Series 2000	5.800	2/1/06	535,000	548,771
Southeast Texas Hospital Finance, ETM	6.500	5/1/09	65,000	69,252
Tarrant County Texas Health Facilities Development Revenue, South Central Nursing Homes (FHA/MBIA)	6.000	1/1/37	35,000	37,993

Tarrant County Texas Health Facilities Development Revenue, Texas Health Resources Systems, Series A	5.750	2/15/09	3,500,000	3,802,924
Tarrant County Texas Housing Finance Corp., Multi-Family Housing, Summit Project A, Mandatory Put 9/1/07 @ 100 (FNMA)	5.080	9/1/27	490,000	498,168
Texarkana Texas Housing Finance Corp. Mortgage, Summer Hill, Series A (GNMA)	5.550	1/20/07	15,000	15,009
Texas State Afforable Housing, Multifamily Housing Revenue, American Housing Foundation, Series A, (MBIA)	4.050	9/1/07	580,000	581,462
Texas State Department Housing & Community Affairs, Volente Project, AMT (FNMA)	5.000	7/1/08	150,000	155,105
Texas State Public Finance Authority	5.250	10/1/09	500,000	528,265
Texas State Public Finance Authority Building Revenue, Department of Criminal Justice, Series A	5.250	2/1/11	300,000	315,627
Texas State Public Finance Authority Building Revenue, General Services Communities Projects, Series A	5.500	2/1/12	1,000,000	1,067,890
Texas State Water Development Revenue, Series B, ETM	6.500	8/1/05	5,000	5,068
Texas Water Development Board Revenue, Series B	5.750	7/15/12	500,000	546,770
Travis County Texas Health Facilities Development Corporation Hospital Revenue, ETM	5.000	11/1/05	15,000	15,224
Travis County Texas Housing Finance Corp., Broadmoor Apartments Project, AMT (FSA)	5.700	6/1/06	230,000	233,213
Ysleta Texas Independent School District Public Facilities Corporation Lease Revenue	4.750	11/15/12	200,000	208,649

				34,953,247

Utah - 0.85%
Provo City Utah Housing Authority Multi-Family, Lookout Pointe Apartments (GNMA)	6.000	7/20/08	65,000	65,692
Salt Lake City Utah Hospital Revenue, ETM	8.000	5/15/07	10,000	10,543
Utah Housing Corp Single Family Mortgage Revenue	5.250	7/1/25	1,695,000	1,719,764
Utah Housing Corp., Single Family Mortgage, Series D-2, Class III, SUB, AMT	5.000	7/1/18	910,000	928,199
Utah State Board Regents Revenue	5.375	8/1/13	1,040,000	1,115,972
Utah State Housing Finance Agency, Single Family Mortgage, A2 Class III, AMT	5.050	7/1/12	25,000	25,137
Utah State Housing Finance Agency, Single Family Mortgage, Series F1, Class I	5.500	7/1/16	25,000	25,037
Utah State Housing Finance Agency, Single Family Mortgage, Mezz D2, AMT	5.400	7/1/20	105,000	106,568
Utah State Housing Finance Agency, Single Family Mortgage, Series A2 Class II, AMT	5.400	7/1/16	55,000	55,344
Utah State Housing Finance Agency, Single Family Mortgage, Series A2, Class III, AMT	5.200	7/1/11	35,000	35,060

Utah State Housing Finance Agency, Single Family Mortgage, Series B2, Class III, AMT	5.250	7/1/11	45,000	44,994
Utah State Housing Finance Agency, Single Family Mortgage, Series Sub-D2, AMT	5.250	7/1/12	30,000	30,061
Utah State Housing Finance Agency, Sub-Single Family Mortgage, Issue F1	5.850	7/1/07	5,000	5,001

				4,167,372

Various States - 0.97%
Municipal Mortgage and Equity Financial CDD Senior Securitization Trust, LOC, Mandatory Put 11/01/08 @ 100	3.375	11/1/08	4,875,000	4,764,240

Vermont - 0.08%
Vermont Educational & Health Buildings Financing Agency, Norwich University Project	5.000	7/1/06	95,000	96,281
Vermont Educational & Health Buildings Financing Agency, Norwich University Project	5.000	7/1/07	95,000	96,500
Vermont Educational & Health Buildings Financing Agency, Norwich University Project	5.750	7/1/13	175,000	184,052

				376,833

Virginia - 1.20%
Chesterfield County Virginia Industrial Development Authority (LOC)	5.000	7/1/14	540,000	556,237
Chesterfield County Virginia Industrial Development Authority (LOC)	5.200	7/1/19	165,000	168,513
Newport News Virginia Industrial Development Authority (GNMA)	7.250	8/1/16	275,000	289,902
Poplar Hill Virginia Community Development Authority Certificates Participation Adjustment, Series A	5.500	9/1/34	4,740,000	4,640,176
Richmond Virginia Metro Authority Expressway Revenue, Partially Prerefunded, Balance ETM	7.000	10/15/13	205,000	235,812

				5,890,640

Washington - 2.62%
Bellingham Washington Housing Authority Revenue, Cascade Meadows (MBIA)	4.875	11/1/15	250,000	256,203
Grays Harbor County Washington Public Utility, ETM	5.375	1/1/06	30,000	30,626
King County Washington Housing Authority Revenue, Vashon Community Center, Series A, SUB (GNMA)	7.250	9/20/42	1,790,000	2,048,081
Seattle Washington Housing Authority (GNMA)	7.400	11/20/36	365,000	401,872
Seattle Washington New Public Housing Authority	4.875	8/1/08	1,340,000	1,420,574
Seattle Washington New Public Housing Authority	4.875	8/1/09	1,615,000	1,728,034
Spokane Washington Housing Authority Revenue, Valley 206 Apartments, Junior Lien A (Standby LOC)	5.750	4/1/28	125,000	121,008
Spokane Washington Housing Authority Revenue, Valley 206 Apartments, Senior Lien A	5.625	4/1/28	245,000	232,334

Spokane Washington Housing Authority, Cheney Care Center Revenue, Series A, (GNMA)	6.350	8/20/39	470,000	523,646
Washington State Health Care Facilities Authority Revenue, Childrens Hospital & Regular Medical Center	5.375	10/1/16	1,000,000	1,082,650
Washington State Health Care Facilities Authority Revenue, Multicare Health Systems	5.250	8/15/10	1,500,000	1,599,780
Washington State Health Facilities Authority Revenue, Grays Harbor Community Hospital (RADIAN)	5.850	7/1/12	900,000	984,348
Washington State Housing Finance Community, AMT (LOC), Mandatory Put 7/1/08 @100	4.900	7/1/30	1,150,000	1,151,840
Washington State Housing Financial Commonwealth, Bonds Convert 6/1/08 to 5.60%, AMT, Zero Coupon, (GNMA/FNMA)	0.000	12/1/20	465,000	383,685
Washington State Housing Revenue, Crista Ministries Project (LOC)	5.100	7/1/10	135,000	138,347
Washington State Housing Revenue, Presbyterian Ministries (ACA)	5.100	1/1/14	240,000	246,828
Washington State Housing Revenue, Presbyterian Ministries (ACA)	5.300	1/1/19	200,000	204,346
Washington State, Series A	5.250	7/1/12	200,000	211,184
Washington State, Series A	4.875	10/1/15	100,000	100,178

				12,865,564

West Virginia - 0.45%
Beckley West Virginia Nursing Facility Revenue Refunding, Beckley Health Care Corp. Project (Standby LOC)	5.550	9/1/08	55,000	56,262
Beckley West Virginia Nursing Facility Revenue Refunding, Beckley Health Care Corp. Project (Standby LOC)	5.700	9/1/09	55,000	56,275
Clarksburg West Virginia Water Revenue (FGIC)	5.250	9/1/19	700,000	757,526
Harrison County West Virginia, County Community Special Obligation, Series A, ETM	6.250	5/15/10	205,000	222,810
Harrison County West Virginia, Series B, (AMBAC) Zero Coupon	0.000	10/20/10	277,743	179,541
Kanawha County West Virginia Building Community Revenue, Charleston Area Medical Center Project, ETM	6.600	12/1/08	755,000	809,625
Kanawha County West Virginia Single Family Mortgage Revenue, ETM	7.400	12/1/10	105,000	118,284
Wood County West Virginia Building Community Revenue, ETM	6.625	1/1/06	20,000	20,599

				2,220,922

Wisconsin - 2.37%
Beloit Wiscosin School District	5.000	10/1/12	250,000	260,195
Hortonville Wisconsin School District	4.900	4/1/11	100,000	105,569
Oshkosh Wisconsin Hospital Facility Revenue, Mercy Medical Center, Prerefunded 7/01/07 @ 100	7.375	7/1/09	120,000	128,099
Plymouth Wisconsin School District (MBIA)	4.000	4/1/13	800,000	811,480
Plymouth Wisconsin School District (MBIA)	4.000	4/1/14	835,000	841,905

Plymouth Wisconsin School District (MBIA)	3.375	4/1/18	975,000	918,938
Shell Lake Wisconsin Nursing Home Revenue, Terraceview Living (GNMA)	5.300	9/20/18	265,000	268,254
Whitewater Wisconsin Waterworks Systems Mortgage Revenue	7.500	7/1/16	65,000	68,773
Wisconsin Housing and Economic Development Authority, Series B, AMT	4.950	9/1/09	95,000	97,182
Wisconsin Housing and Economic Development Authority, Series C	4.600	11/1/11	1,195,000	1,213,248
Wisconsin State Health & Educational Facilities Authority Revenue, Aurora Health Care, Inc.	5.000	8/15/10	2,500,000	2,654,925
Wisconsin State Health & Educational Facilities, Hudson Memorial Hospital, (FHA)	5.600	7/15/22	3,000,000	3,189,269
Wisconsin State Health & Educational Facilities, Sisters Sorrowful Mother, Series A (MBIA)	5.100	8/15/07	285,000	298,401
Wisconsin State Health & Educational Facilities, Sisters Sorrowful Mother, Series A (MBIA)	5.200	8/15/08	170,000	179,549
Wisconsin State Health & Educational Facilities, Sisters Sorrowful Mother, Series A (MBIA)	5.300	8/15/09	295,000	311,932
Wisconsin State Health & Educational Facilities, Viterbo College Income Project (LOC)	5.750	2/1/12	135,000	138,792
Wisconsin State Health & Educational Facilities. Viterbo College Income Project (LOC)	6.000	2/1/17	135,000	139,331

				11,625,842

Wyoming - 0.14%
Teton County Wyoming, Teton County School District No 1 Project (MBIA)	5.000	6/1/05	150,000	150,626
Wyoming Community Development Authority, Multi-Family Revenue, Aspen Court Apartments, Mandatory Put 12/1/08 @ 100, AMT (LOC)	4.750	12/1/30	555,000	557,819

				708,445

Total Municipal Bonds (Cost $440,305,426)				444,726,761

Taxable Securities - 4.99%

AFS Energy Savings Control	6.350	3/1/25	5,552,000	5,552,000
BFL Funding IV LLC, Series 144A	5.950	3/1/10	1,309,511	1,316,962
IIS/Syska Holdings Energy*	3.900	8/15/08	10,577,229	10,293,443
Kidspeace National Center of Georgia	4.500	12/1/28	2,740,000	2,731,670
Landmark Leasing 04A LLC, Series 144A	6.200	10/1/22	4,660,000	4,561,161

Total Taxable Securities (Cost $24,849,959)				24,455,236

Money Market Mutual Funds - 1.78%
Blackrock Muni Fund	1.9245	12/31/49	8,735,321	8,735,321

Total Money Market Mutual Funds (Cost $8,735,321)				8,735,321

Taxable Municipal Bonds - 1.15%
Amerescosolutions Energy*	6.000	5/1/22	5,608,000	5,629,479

Total Taxable Municipal Bonds (Cost $5,608,000)				5,629,479

Corporate Bonds - 1.05%
ASC Equipment	5.125	3/1/08	5,156,100	5,156,100

Total Corporate Bonds (Cost $5,156,100)				5,156,100

Total Investments (Cost $484,654,806) (a) - 99.67%	488,702,897
Other assets in excess of liabilities - 0.33%	1,609,217

NET ASSETS - 100.00%	$490,312,114

Percentages indicated are based on net assets of $490,312,114.

(a)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $668,810. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$8,374,576
Unrealized depreciation	(4,326,485)

Net unrealized appreciation	$4,048,091

(b)	Represents non-income producing securities.
*	Represents a restricted security, purchased under rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. These Securities may be resold in transaction exempt from registration, normally to qualified institutional buyers.

See notes to Schedule of Investments

THE HIRTLE CALLAGHAN TRUST

Fixed Income Portfolio

Portfolio of Investments

March 31, 2005

(Unaudited)

	Rate	Maturity Date	Principal Amount	Value
U.S. Government Agency Mortgages - 34.68%
Fannie Mae, Pool #254719	4.50%	4/1/18	$285,532	$279,691
Fannie Mae, Pool #255321	5.50	7/1/24	849,285	857,235
Fannie Mae, Pool #255493	5.50	11/1/24	1,134,278	1,144,897
Fannie Mae, Pool #255550	5.50	12/1/24	722,536	729,299
Fannie Mae, Pool #380433	6.49	8/1/08	1,490,217	1,564,208
Fannie Mae, Pool #560912	9.50	10/1/30	1,455	1,630
Fannie Mae, Pool #564235	9.00	11/1/30	48,030	51,692
Fannie Mae, Pool #564319	9.50	11/1/30	1,558	1,729
Fannie Mae, Pool #636884	6.50	4/1/32	588,111	611,453
Fannie Mae, Pool #720196	5.50	7/1/33	646,488	648,629
Fannie Mae, Pool #725220	5.00	3/1/34	680,085	666,824
Fannie Mae, Pool #725232	5.00	3/1/34	4,172,642	4,091,276
Fannie Mae, Pool #735203	5.12	1/1/35	990,736	985,226
Fannie Mae, Pool #739505	5.50	9/1/33	245,649	246,189
Fannie Mae, Pool #747631	6.50	11/1/33	33,912	35,208
Fannie Mae, Pool #753108	5.50	12/1/33	766,486	769,024
Fannie Mae, Pool #775826	5.50	6/1/34	895,866	897,779
Fannie Mae, Pool #800043	5.50	11/1/34	14,768	14,800
Fannie Mae, Series 1998-36, Class J	6.00	7/18/28	43,843	44,560
Fannie Mae, Series 1998-M1, Class A2	6.25	1/25/08	645,112	667,779
Fannie Mae, Series 1998-M6, Class A2	6.32	8/15/08	730,755	764,104
Fannie Mae, Series 2001-14, Class Z	6.00	5/25/31	929,141	955,533
Fannie Mae, Series 2001-60, Class PM	6.00	3/25/30	329,749	334,221
Fannie Mae, Series 2002-11, Class QC	5.50	3/25/17	55,000	56,163
Fannie Mae, Series 2002-31, Class PD	6.00	11/25/21	500,000	513,293
Fannie Mae, Series 2002-56, Class VD	6.00	4/25/20	131,672	133,787
Fannie Mae, Series 2002-T16, Class A2	7.00	7/25/42	613,036	640,583
Fannie Mae, Series 2002-T19, Class A2	7.00	7/25/42	343,436	359,015
Fannie Mae, Series 2002-T19, Class A3	7.50	7/25/42	19,287	20,377
Fannie Mae, Series 2002-T4, Class A2	7.00	12/25/41	33,684	35,164
Fannie Mae, Series 2002-W1, Class 2A	7.50	2/25/42	635,352	668,225
Fannie Mae, Series 2002-W10, Class A2	4.70	8/25/42	5,519	5,508
Fannie Mae, Series 2003-106, Class WB	4.50	10/25/15	1,130,000	1,130,316
Fannie Mae, Series 2003-122, Class TU	4.00	5/25/16	1,120,000	1,116,027
Fannie Mae, Series 2003-63, Class A2	2.34	7/25/44	180,008	179,352
Fannie Mae, Series 2003-9, Class UK	4.50	11/25/16	267,293	267,018
Fannie Mae, Series 2003-92, Class KH	5.00	3/25/32	820,000	802,165
Fannie Mae, Series 2003-W10, Class 3A2B	3.06	7/25/37	688,842	683,635
Fannie Mae, Series 2003-W14, Class 1A5	4.71	9/25/43	816,887	818,815
Fannie Mae, Series 2003-W18, Class 1A3	4.73	8/25/43	750,478	751,491
Fannie Mae, Series 2003-W19, Class 1A3	4.78	11/25/33	60,000	59,970
Fannie Mae, Series 2003-W3, Class 1A2	7.00	8/25/42	376,175	393,167
Fannie Mae, Series 2003-W8, Class 2A	7.00	10/25/42	847,573	886,156
Fannie Mae, Series 2004-29, Class QG	4.50	12/25/32	1,060,000	1,008,790
Fannie Mae, Series 2004-T2, Class 1A3	7.00	11/25/43	404,907	423,688
Fannie Mae, Series 2004-T3, Class 1A3	7.00	2/25/44	202,671	210,982
Fannie Mae, Series 2004-W1, Class 1A3	4.49	11/25/43	880,000	880,876
Fannie Mae, Series 2004-W10, Class A23	5.00	8/25/34	1,685,000	1,689,237
Fannie Mae, Series 2004-W2, Class 5A	7.50	3/25/44	1,239,635	1,311,591
Fannie Mae, Series 2005-12, Class JE	5.00	9/25/33	2,276,000	2,217,846

Fannie Mae, Series 2005-22, Class HE	5.00	10/25/33	1,150,000	1,118,914
Fannie Mae, Series 2561, Class TU	4.16	6/25/42	730,000	730,423
Fannie Mae, TBA	5.50	4/14/33	1,345,000	1,346,681
Fannie Mae, TBA	4.50	4/1/35	925,000	877,594
Freddie Mac, Gold Pool #A15111	6.00	10/1/33	49,091	50,258
Freddie Mac, Gold Pool #A15401	6.50	11/1/33	79,954	82,982
Freddie Mac, Gold Pool #A17062	6.00	12/1/33	1,428,462	1,462,431
Freddie Mac, Gold Pool #E64408	7.50	12/1/10	44,679	45,511
Freddie Mac, Gold Pool #G10985	7.50	2/1/10	7,466	7,713
Freddie Mac, Series 1977, Class E	7.00	7/15/12	64,294	66,739
Freddie Mac, Series 2278, Class H	6.50	1/15/31	105,787	107,711
Freddie Mac, Series 2368, Class QG	6.50	9/15/30	321,412	324,711
Freddie Mac, Series 2378, Class PE	5.50	11/15/16	1,330,000	1,360,496
Freddie Mac, Series 2390, Class CH	5.50	12/15/16	35,000	35,623
Freddie Mac, Series 2399, Class PG	6.00	1/15/17	30,000	31,265
Freddie Mac, Series 2405, Class PE	6.00	1/15/17	70,000	73,032
Freddie Mac, Series 2453, Class BD	6.00	5/15/17	770,000	794,409
Freddie Mac, Series 2497, Class BM	5.00	2/15/22	12,805	12,819
Freddie Mac, Series 2512, Class PE	5.50	2/15/22	1,565,000	1,604,454
Freddie Mac, Series 2513, Class QK	5.00	8/15/28	133,772	133,677
Freddie Mac, Series 2533, Class PE	5.50	12/15/21	495,000	505,925
Freddie Mac, Series 2543, Class HG	4.75	9/15/28	686,069	687,196
Freddie Mac, Series 2552, Class KB	4.25	6/15/27	1,683,293	1,678,319
Freddie Mac, Series 2640, Class BG	5.00	2/15/32	155,000	151,847
Freddie Mac, Series 2662, Class DG	5.00	10/15/22	110,000	108,088
Freddie Mac, Series 2682, Class LC	4.50	7/15/32	1,250,000	1,191,832
Freddie Mac, Series 2691, Class ME	4.50	4/15/32	1,999,000	1,906,680
Freddie Mac, Series 2721, Class PE	5.00	1/15/23	75,000	73,856
Freddie Mac, Series 2727, Class PB	4.25	4/15/23	1,575,000	1,561,364
Freddie Mac, Series 2728, Class TC	4.00	2/15/23	1,765,000	1,738,506
Freddie Mac, Series 2734, Class PG	5.00	7/15/32	1,192,000	1,168,235
Freddie Mac, Series 2750, Class NB	4.00	12/15/22	1,947,000	1,916,636
Freddie Mac, Series 2759, Class AU	3.50	5/15/19	970,000	962,353
Freddie Mac, Series 2778, Class JD	5.00	12/15/32	2,070,000	2,022,956
Freddie Mac, Series 2783, Class PD	5.00	1/15/33	950,000	928,104
Freddie Mac, Series 2836, Class EG	5.00	12/15/32	2,080,000	2,029,287
Freddie Mac, Series 2844, Class PD	5.00	12/15/32	2,080,000	2,029,322
Freddie Mac, Series 2864, Class PE	5.00	6/15/33	1,700,000	1,663,420
Freddie Mac, Series 2911, Class BU	5.00	9/15/23	1,650,000	1,663,778
Freddie Mac, Series 2921, Class NE	5.00	9/15/33	1,700,000	1,650,483
Freddie Mac, Series 2938, Class ND	5.00	10/15/33	1,720,000	1,678,512
Freddie Mac, Series T-41, Class 3A	7.50	7/25/32	1,094,666	1,152,608
Freddie Mac, Series T-59, Class 1A2	7.00	10/25/43	578,753	605,593
Government National Mortgage Association, Pool #424989	6.00	10/15/33	17,135	17,620
Government National Mortgage Association, Pool #580834	6.00	6/20/34	337,405	346,789
Government National Mortgage Association, Pool #616201	6.00	1/15/34	95,467	98,135
Government National Mortgage Association, Pool #616522	6.00	7/20/34	1,404,944	1,442,024
Government National Mortgage Association, Pool #616528	6.00	7/15/34	1,050,613	1,080,149
Government National Mortgage Association, Pool #616571	6.50	8/20/34	2,074,708	2,161,241
Government National Mortgage Association, Series 2003-116, Class ND	3.75	6/20/26	1,770,000	1,749,137
Government National Mortgage Association, Series 2004-11, Class QE	5.00	12/16/32	1,425,000	1,389,992
Government National Mortgage Association, Series 2004-26, Class GD	5.00	11/16/32	900,000	887,268

Total U.S. Government Agency Mortgages (Cost $82,905,278)				82,140,921

Corporate Bonds - 26.22%
21ST Century Insurance	5.90	12/15/13	380,000	383,420
Agfirst Farm Credit Bank	8.39	12/15/16	1,630,000	1,841,900
America Movil SA	5.75	1/15/15	590,000	570,266
America West Airlines, Series 1999-1	7.93	1/2/19	661,973	717,308
American General Corp., Series B*	8.125	3/15/46	1,755,000	2,233,238
Arcel Finance	5.98	2/1/09	222,645	228,436
AT&T Broadband Corp.	8.375	3/15/13	1,321,000	1,569,656
Auburn Hills Trust	12.375	5/1/20	97,000	145,267
Autopista Del Maipo*	7.37	6/15/22	1,495,000	1,686,779
BAE Systems 2001 Asset Trust*	7.16	12/15/11	325,815	348,312
BFC Finance Corp., Series 1996-A	7.375	12/1/17	445,000	506,312
British Telecom PLC	8.875	12/15/30	990,000	1,319,164
Centerpoint Energy Resources	7.875	4/1/13	425,000	492,469
Cleveland Electric Illumination	7.43	11/1/09	50,000	55,313
Cleveland Electric Illumination	5.65	12/15/13	640,000	651,107
Consumers Energy Corp.	4.00	5/15/10	990,000	946,820
Consumers Energy Corp.*	5.00	2/15/12	870,000	859,221
Continental Cablevision	9.00	9/1/08	5,000	5,631
Daimler Chrysler North America Holding Corp.	4.75	1/15/08	782,000	778,297
Dayton Power & Light*	5.125	10/1/13	176,000	176,347
Delta Air Lines	6.42	7/2/12	925,000	962,167
Deutsche Telekom International Finance	8.75	6/15/30	230,000	300,806
Dobie Center Properties, Ltd.*	6.41	5/1/08	720,000	762,695
Dobie Center Properties, Ltd.*	6.46	5/1/09	770,000	813,842
Downey Financial Corp.	6.50	7/1/14	725,000	745,416
Duke Capital Corp., LLC	4.30	5/18/06	922,000	923,383
Eastern Energy, Ltd.*	6.75	12/1/06	569,000	591,760
Enterprise Products Operations	7.50	2/1/11	733,000	809,965
Enterprise Products Operations	5.00	3/1/15	301,000	282,169
Ford Motor Credit Co.	6.875	2/1/06	1,005,000	1,018,666
Ford Motor Credit Co.	5.80	1/12/09	1,543,000	1,473,681
FPL Group Capital, Inc.	4.09	2/16/07	1,030,000	1,027,470
General Electric Capital Corp.	4.875	3/4/15	582,000	568,886
General Motors Acceptance Corp.	6.75	1/15/06	1,116,000	1,123,771
General Motors Acceptance Corp.	5.625	5/15/09	467,000	426,031
General Motors Acceptance Corp.	6.875	9/15/11	320,000	289,549
Goldman Sachs Group, Inc.	4.75	7/15/13	690,000	663,686
Goldman Sachs Group, Inc.	5.125	1/15/15	505,000	493,039
Halliburton Company	6.00	8/1/06	1,450,000	1,479,277
Health Care Services Corp.*	7.75	6/15/11	1,405,000	1,598,360
HSBC Bank USA	5.875	11/1/34	295,000	296,942
Hydro-Quebec	8.25	4/15/26	85,000	117,831
Hydro-Quebec	8.50	12/1/29	80,000	115,900
Indiana Michigan Power Co.	6.125	12/15/06	135,000	139,219
JP Morgan Chase Capital XV	5.875	3/15/35	2,260,000	2,182,505
Mantis Reef, Ltd.*	4.69	11/14/08	1,790,000	1,769,862
Merrill Lynch & Co.	5.00	1/15/15	955,000	925,491
Mizuho Finance (Cayman)	8.375	4/27/49	1,735,000	1,874,199
Morgan Stanley	4.00	1/15/10	686,000	660,410
Newmont Mining Inc.	5.875	4/1/35	565,000	553,657
Nexen, Inc.	5.875	3/10/35	575,000	549,976
Northwest Airlines, Inc.	6.26	11/20/21	1,244,533	1,286,287
OneAmerica Financial Partners, Inc.*	7.00	10/15/33	475,000	520,787
Pemex Finance, Ltd.	6.30	5/15/10	215,000	225,490
Pemex Finance, Ltd. *	7.33	5/15/12	890,000	988,950
Pemex Project Funding Master Trust	4.31	6/15/10	20,000	20,400
PF Export Receivables Master Trust	6.60	12/1/11	97,147	103,241
PLC Trust, Series 2003-1*	2.71	3/31/06	982,566	978,990
Ram Holdings, Ltd.*	6.875	4/1/24	493,000	533,525

Sappi Papier Holding AG	6.75	6/15/12	1,200,000	1,301,646
SBC Communications	4.125	9/15/09	1,515,000	1,473,524
SBC Communications	5.625	6/15/16	325,000	326,283
Sempra Energy	4.62	5/17/07	1,125,000	1,129,460
TCI Communications, Inc.	10.125	4/15/22	150,000	213,798
TCI Communications, Inc.	9.875	6/15/22	120,000	168,946
Telecom Italia Capital	4.95	9/30/14	870,000	833,378
TXU Australia Holdings	6.15	11/15/13	950,000	1,010,183
Tyco International Group SA	6.75	2/15/11	1,343,000	1,455,251
Tyco International Group SA	7.00	6/15/28	373,000	423,417
Tyco International Group SA	6.875	1/15/29	1,252,000	1,403,369
United Mexican States	8.375	1/14/11	50,000	56,900
United Mexican States	6.75	9/27/34	760,000	741,760
Verizon New Jersey, Inc.	5.875	1/17/12	1,165,000	1,208,284
Westar Energy Inc.	5.95	1/1/35	760,000	761,395
Westfield Capital Corp.*	4.375	11/15/10	2,920,000	2,845,590
Weyerhaeuser Co.	7.125	7/15/23	50,000	56,650
Weyerhaeuser Co.	7.375	3/15/32	80,000	93,528
Xcel Energy, Inc.	7.00	12/1/10	830,000	914,001

Total Corporate Bonds (Cost $61,271,141)				62,130,907

U.S. Treasury Notes - 15.23%
U.S. Treasury Notes	2.75	6/30/06	5,092,000	5,041,080
U.S. Treasury Notes	3.25	1/15/09	4,987,000	4,845,963
U.S. Treasury Notes	3.00	2/15/09	6,247,000	6,004,929
U.S. Treasury Notes	3.625	7/15/09	7,810,000	7,658,986
U.S. Treasury Notes	5.00	8/15/11	10,381,000	10,784,882
U.S. Treasury Notes	3.875	2/15/13	1,812,000	1,749,075

Total U.S. Treasury Notes (Cost $36,235,573)				36,084,915

Collateralized Mortgage Obligations - 9.64%
Banc of America Commercial Mortgage, Inc., Series 2005-1, Class A3	4.88	11/10/42	1,770,000	1,778,900
Banc of America Mortgage Securities, Series 2004-G, Class 2A6	4.66	8/25/34	1,990,000	1,986,047
Chase Commercial Mortgage Securities Corp., Series 1996-2, Class A2	6.90	11/19/28	183,580	187,653
Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM1, Class 1A2	6.50	6/25/34	1,070,070	1,107,523
Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 1CB2	6.75	8/25/34	1,162,402	1,206,355
Countrywide Alternative Loan Trust, Series 2004-J1, Class 1A1	6.00	2/25/34	352,552	357,392
Countrywide Alternative Loan Trust, Series 2004-J8, Class 1A1	7.00	9/25/34	1,140,750	1,184,106
Countrywide Home Loans, Series 2002-27, Class A5	5.50	12/25/32	201,185	200,908
Countrywide Home Loans, Series 2003-1, Class 1A6	4.75	3/25/33	143,124	143,243
Countrywide Home Loans, Series 2003-BC3, Class N	8.00	9/25/33	196,873	197,304
CS First Boston Mortgage Securities Inc., Series 1999-C1, Class A1	6.91	9/15/41	1,052,436	1,089,150
First Union-Lehman Brothers Commercial Mortgage Trust, Series 1997-C1, Class A3	7.38	4/18/29	1,189,645	1,246,058
GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class A3	6.87	7/15/29	730,831	764,815
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A1	5.99	4/15/34	1,210,876	1,232,702
Green Tree Financial Corp., Series 1996-2, Class A4	7.20	4/15/27	124,248	128,626

Green Tree Financial Corp., Series 1999-2, Class A3	6.08	12/1/30	147,622	149,781
JP Morgan Commercial Mortgage Finance Corp., Series 1997-C5, Class A3	7.09	9/15/29	1,861,492	1,948,926
Master Alternative Loans Trust, Series 2004-3, Class 8A1	7.00	4/25/34	363,969	372,588
Master Alternative Loans Trust, Series 2004-5, Class 6A1	7.00	6/25/34	1,033,243	1,047,468
Master Alternative Loans Trust, Series 2005-1, Class 5A1	5.50	1/25/20	743,011	754,283
Master Alternative Loans Trust, Series 2005-2, Class 5A1	6.50	12/25/34	514,586	529,837
Master Asset Securitization Trust, Series 2003-6, Class 8A1	5.50	7/25/33	235,042	233,792
Master Asset Securitization Trust, Series 2003-9, Class 2A7	5.50	10/25/33	1,106,106	1,102,525
Morgan Stanley Capital I, Series 1997-ALIC, Class C	6.84	1/15/28	1,444,085	1,465,198
Mortgage Capital Funding, Inc., Series 1996-MC1, Class C	7.80	6/15/28	1,104,000	1,138,884
Residential Asset Securitization Trust, Series 2002-A13, Class A3	5.00	12/25/17	110,461	110,689
Vanderbilt Mortgage Finance, Series 2001-C, Class A2	4.235	8/7/14	155,959	155,997
Washington Mutual, Series 2004-AR5, Class A6	3.86	6/25/34	1,050,000	1,015,489
Wells Fargo Mortgage Backed Securities Trust, Series 2002-18, Class 1A3	6.00	12/25/32	2,931	2,939

Total Collateralized Mortgage Obligations (Cost $23,029,179)				22,839,178

Asset Backed Securities - 5.37%
ABSN NIMS Trust, Series 2003-HE2, Class A	7.00	4/17/33	3,349	3,349
Advanta Mortgage Loan Trust, Series 2000-2, Class A6	7.72	3/25/15	59,881	62,275
Capital One Multi-Asset Execution Trust, Series 2004-B3, Class B3	3.68	1/18/22	2,195,000	2,251,750
Capital One Multi-Asset Execution Trust, Series 2005-B1, Class B1	4.90	12/15/17	1,125,000	1,095,075
Centex Home Equity, Series 2000-D, Class A6	6.93	1/25/31	34,701	35,183
Centex Home Equity, Series 2002-A, Class AF6	5.54	1/25/32	64,000	64,791
Contimortgage Home Equity Loan Trust, Series 1998-1, Class A7	6.87	12/15/22	587,043	589,956
Drive Auto Receivables Trust, Series 2004-1, Class A3	3.50	8/15/08	1,100,000	1,084,655
Green Tree Home Improvement Loan Trust, Series 1998-E, Class HIB1	7.79	2/15/15	670,461	678,973
Green Tree Home Improvement Loan Trust, Series 1999-E, Class B1	10.34	3/15/15	721,000	733,624
Greenpoint Manufactured Housing, Series 1999-3, Class 1A7	7.27	6/15/29	40,000	42,841
Heller Equipment Asset Receivable Trust, Series 1999-2, Class A4	6.79	3/14/07	6,516	6,520
MMCA Automobile Trust, Series 2002-2, Class A4	4.30	3/15/10	1,135,012	1,134,116
MMCA Automobile Trust, Series 2002-3, Class A4	3.57	8/17/09	1,906,678	1,904,995

MMCA Automobile Trust, Series 2002-4, Class A4	3.05	11/16/09	780,000	774,212
Park Place Securities NIM Trust, Series 2004-MCW1, Class A	4.46	9/25/34	676,040	676,040
Ryder Vehicle Lease Trust, Series 1999-A, Class A5	7.13	10/16/06	253,906	255,398
Saxon Net Interest Margin Trust, Series 2003-A, Class A	6.66	8/26/33	32,879	32,879
UCFC Home Equity Loan, Series 1998-B, Class A8	6.18	10/15/29	25,484	25,775
WFS Financial Owner Trust, Series 2005-1, Class D	4.09	8/17/12	1,285,000	1,272,886

Total Asset Backed Securities (Cost $12,771,293)				12,725,293

Taxable Municipal Bond - 4.51%
Allegheny County PA, Residential Finance Authority, Mortgage Revenue, Zero Coupon (FHA)	0.00	8/1/28	60,000	10,605
Allegheny County PA, Residential Finance Authority, Mortgage Revenue, Zero Coupon (FHA)	0.00	8/1/28	195,000	34,466
Calexico California, Community Redevelopment Agency Tax Allocation, Series B	4.22	8/1/12	1,015,000	970,594
Clearfield City Utah Multi-Family, Revenue, Local Housing	6.65	11/1/07	155,000	158,875
Delaware River Port Authority, Revenue, Port District Project, Series A	7.32	1/1/08	45,000	48,375
Denver Colorado City & County Special Facilities Airport Revenue, Series B	7.25	1/1/10	125,000	137,656
Hoboken New Jersey, GO (MBIA)	5.33	2/1/18	990,000	1,013,512
Houston Texas Apartment Systems Revenue, Rental Car Project (FGIC)	6.88	1/1/28	970,000	1,139,750
Illinois State, GO, Pension Funding	4.95	6/1/23	40,000	38,700
Indiana Bond Bank, Revenue, Series 4 (MBIA)	4.37	7/15/14	40,000	37,950
Los Angeles California Community Redevelopment Agency (MBIA)	5.60	7/1/18	70,000	71,575
New York City Mortgage Loan Trust, Series 1996, A3*	6.75	9/25/19	515,000	566,500
Norristown PA, Series 1998	7.00	10/15/18	1,710,000	1,940,849
Phoenix Arizona Civic Improvements, Corporate Exise Tax Revenue (MBIA)	6.15	7/1/05	120,000	120,778
Pico Rivera CA, Water Authority	6.45	5/1/09	1,435,000	1,537,244
Reno Nevada Redevelopment Agency, Recreational Facility Improvements (RADIAN)	6.75	6/1/07	140,000	146,475
San Diego CA, Pub Jack Murphy Stadium, Revenue, Recreational Facility Improvements	6.85	2/1/06	810,000	828,695
South Dakota Student Loan Finance Corp., Student Loan Revenue, Series 1D (Asset GTY)	7.85	8/1/09	5,000	5,020
Waterbury Connecticut, GO, Series B (FSA)	5.43	4/1/09	1,784,000	1,826,370
York County Pennsylvania Industrial Developement Authority, Economic Development Revenue (FGIC)	6.43	10/1/08	45,000	48,713

Total Taxable Municipal Bond (Cost $10,150,482)				10,682,702

U.S. Treasury Bonds - 3.27%
U.S. Treasury Bonds	6.00	2/15/26	6,779,000	7,754,803

Total U.S. Treasury Bonds (Cost $7,284,738)				7,754,803

			Principal	Value
Short-Term Investments - 2.70%
Eurodollar Time Deposit, 1.00%, 4/1/05			332	$332
State Street Time Deposit, 2.65%, 4/1/05			6,407,000	6,407,000

Total Short-Term Investments (Cost $6,407,332)				6,407,332

Total Investments (Cost $240,055,016) (a) - 101.62%				240,766,051
Liabilities in excess of other assets - (1.62)%				(3,831,116)

NET ASSETS - 100.00%				$236,934,935

Percentages indicated are based on net assets of $236,934,935.

(a)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of recognized for federal reporting purposes in excess of federal income tax reporting of approximately $352,717. Cost for federal income tax purposes and differs from value by net unrealized of securities as follows:

Unrealized appreciation	$3,280,155
Unrealized depreciation	$(2,569,120)

Net unrealized appreciation	$711,035

*	Represents a restricted security, purchased under rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. These Securities may be resold in transaction exempt from registration, normally to qualified institutional buyers.

See notes to Schedule of Investments

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments

March 31, 2005

	Rate	Maturity Date	Principal Amount	Value
U.S. Government Agency Mortgages - 27.48%
Fannie Mae	1.75%	6/16/06	$375,000	$365,916
Fannie Mae	2.71	1/30/07	3,100,000	3,030,686
Fannie Mae	2.35	4/5/07	1,730,000	1,674,446
Fannie Mae	3.125	3/16/09	665,000	633,923
Fannie Mae	6.625	9/15/09	450,000	488,895
Fannie Mae	7.125	6/15/10	485,000	541,769
Fannie Mae	6.00	5/15/11	835,000	895,111
Fannie Mae	5.50	1/1/14	320,781	327,432
Fannie Mae Strip, Series 2005-27, Class PC	5.50	5/25/35	1,170,000	1,185,117
Fannie Mae Strip, Series 317, Class 1, PO	0.00	8/1/31	284,028	252,575
Fannie Mae Strip, Series 317, Class 2, IO	8.00	8/1/31	292,371	63,757
Fannie Mae, Pool #117095	8.50	7/1/08	1,624	1,648
Fannie Mae, Pool #124836	10.00	5/1/22	72,099	81,686
Fannie Mae, Pool #124911	10.00	3/1/16	28,277	32,056
Fannie Mae, Pool #190535	11.00	1/1/16	8,794	9,942
Fannie Mae, Pool #23	8.50	8/1/11	5,909	6,127
Fannie Mae, Pool #252259	5.50	2/1/14	30,162	30,788
Fannie Mae, Pool #252345	6.00	3/1/14	326,271	337,241
Fannie Mae, Pool #253265	7.50	5/1/30	36,462	39,018
Fannie Mae, Pool #253267	8.50	5/1/30	18,338	19,955
Fannie Mae, Pool #253399	8.50	8/1/30	192,761	209,761
Fannie Mae, Pool #253438	8.50	9/1/30	40,061	43,594
Fannie Mae, Pool #253545	7.00	12/1/30	14,788	15,606
Fannie Mae, Pool #253584	7.50	1/1/31	49,630	53,110
Fannie Mae, Pool #253643	7.50	2/1/31	53,575	57,331
Fannie Mae, Pool #254212	8.00	1/1/32	22,320	24,023
Fannie Mae, Pool #254346	6.50	6/1/32	285,532	296,433
Fannie Mae, Pool #254487	7.50	9/1/32	33,853	36,184
Fannie Mae, Pool #254693	5.50	4/1/33	2,201,489	2,208,779
Fannie Mae, Pool #255313	5.50	8/1/34	308,253	308,931
Fannie Mae, Pool #259091	8.00	8/1/30	27,042	29,114
Fannie Mae, Pool #303406	10.00	2/1/25	96,136	108,663
Fannie Mae, Pool #313033	10.00	7/1/17	8,336	9,460
Fannie Mae, Pool #313328	10.00	7/1/18	14,462	16,603
Fannie Mae, Pool #323354	6.00	11/1/28	82,541	84,645
Fannie Mae, Pool #359461	10.50	12/1/17	11,571	12,977
Fannie Mae, Pool #378141	10.00	4/1/19	47,809	54,273
Fannie Mae, Pool #397120	10.00	5/1/21	87,360	99,955
Fannie Mae, Pool #399289	10.00	12/1/14	22,571	24,618
Fannie Mae, Pool #447140	7.50	11/1/29	2,124	2,274
Fannie Mae, Pool #50163	10.50	11/1/18	3,743	4,342
Fannie Mae, Pool #511096	7.50	8/1/29	1,997	2,138
Fannie Mae, Pool #514132	7.00	8/1/29	290,398	306,546
Fannie Mae, Pool #514574	7.50	1/1/30	151,597	162,314
Fannie Mae, Pool #532042	7.50	6/1/30	6,225	6,661
Fannie Mae, Pool #534063	7.50	3/1/30	90,318	96,781
Fannie Mae, Pool #535332	8.50	4/1/30	125,455	136,589
Fannie Mae, Pool #535435	8.50	8/1/30	41,171	44,802
Fannie Mae, Pool #535488	8.50	9/1/30	167,338	182,095
Fannie Mae, Pool #535988	7.00	6/1/31	386,091	407,346
Fannie Mae, Pool #536282	8.50	7/1/30	21,664	23,574
Fannie Mae, Pool #54075	8.50	12/1/08	16,133	16,517

Fannie Mae, Pool #541903	7.50	6/1/30	27,288	29,201
Fannie Mae, Pool #545082	7.50	6/1/31	37,632	40,270
Fannie Mae, Pool #545139	7.00	8/1/31	864,149	911,919
Fannie Mae, Pool #545240	8.00	9/1/31	31,872	34,313
Fannie Mae, Pool #545556	7.00	4/1/32	32,855	34,664
Fannie Mae, Pool #545762	6.50	7/1/32	140,423	145,997
Fannie Mae, Pool #546591	8.50	6/1/30	56,408	61,383
Fannie Mae, Pool #548190	7.50	10/1/30	43,763	46,831
Fannie Mae, Pool #549605	8.50	8/1/30	2,470	2,688
Fannie Mae, Pool #555034	6.00	9/1/17	58,193	60,145
Fannie Mae, Pool #555144	7.00	10/1/32	146,299	154,369
Fannie Mae, Pool #555489	5.50	5/1/18	1,694,865	1,728,900
Fannie Mae, Pool #555494	5.50	5/1/18	18,098	18,461
Fannie Mae, Pool #555531	5.50	6/1/33	377,788	379,039
Fannie Mae, Pool #557160	8.50	12/1/30	47,250	51,417
Fannie Mae, Pool #559351	7.50	10/1/30	8,684	9,293
Fannie Mae, Pool #559894	6.50	4/1/31	320,084	332,913
Fannie Mae, Pool #560534	7.00	11/1/30	9,463	9,986
Fannie Mae, Pool #561883	7.50	11/1/30	73,967	79,153
Fannie Mae, Pool #562906	7.50	3/1/31	44,261	47,351
Fannie Mae, Pool #567649	8.00	2/1/31	5,035	5,421
Fannie Mae, Pool #572346	8.00	3/1/31	6,756	7,272
Fannie Mae, Pool #573752	8.50	2/1/31	48,778	53,080
Fannie Mae, Pool #574841	7.50	3/1/31	3,043	3,256
Fannie Mae, Pool #580055	5.50	7/1/16	63,361	64,639
Fannie Mae, Pool #58253	10.00	10/1/16	10,570	11,222
Fannie Mae, Pool #588099	6.00	7/1/16	84,229	87,055
Fannie Mae, Pool #590944	7.00	8/1/31	78,989	83,338
Fannie Mae, Pool #595947	8.00	7/1/31	7,703	8,291
Fannie Mae, Pool #598548	8.00	10/1/31	23,008	24,763
Fannie Mae, Pool #601970	8.00	9/1/31	5,866	6,316
Fannie Mae, Pool #606565	7.00	10/1/31	5,231	5,519
Fannie Mae, Pool #606811	8.00	10/1/31	24,739	26,626
Fannie Mae, Pool #606964	7.00	10/1/31	133,617	140,973
Fannie Mae, Pool #609525	8.00	10/1/31	36,233	38,997
Fannie Mae, Pool #610381	7.00	10/1/31	35,897	37,873
Fannie Mae, Pool #610995	5.50	11/1/16	161,605	164,863
Fannie Mae, Pool #615206	6.50	11/1/31	5,027	5,228
Fannie Mae, Pool #615545	8.00	11/1/31	9,218	9,921
Fannie Mae, Pool #617271	5.50	1/1/17	519,709	530,186
Fannie Mae, Pool #618032	5.50	3/1/17	104,805	106,910
Fannie Mae, Pool #621535	6.50	3/1/32	10,273	10,681
Fannie Mae, Pool #625030	6.50	1/1/32	200,807	208,856
Fannie Mae, Pool #629985	5.50	10/1/18	65,988	67,321
Fannie Mae, Pool #631362	5.50	2/1/17	0	0
Fannie Mae, Pool #649672	6.50	8/1/32	0	0
Fannie Mae, Pool #650516	6.50	6/1/32	0	0
Fannie Mae, Pool #653877	6.50	8/1/32	45,899	47,721
Fannie Mae, Pool #654790	6.50	8/1/32	562,584	584,062
Fannie Mae, Pool #661324	6.50	9/1/32	261,916	271,915
Fannie Mae, Pool #666705	5.50	11/1/17	541,832	552,713
Fannie Mae, Pool #685473	5.50	4/1/18	0	0
Fannie Mae, Pool #688729	5.50	3/1/18	797,826	813,627
Fannie Mae, Pool #711249	5.50	5/1/18	0	0
Fannie Mae, Pool #725065	5.50	12/1/18	0	0
Fannie Mae, Pool #725174	5.50	1/1/19	0	0
Fannie Mae, Pool #725232	5.00	3/1/34	3,840,926	3,766,028
Fannie Mae, Pool #725418	6.50	5/1/34	285,459	296,357
Fannie Mae, Pool #725711	5.50	7/1/19	0	0
Fannie Mae, Pool #727384	4.50	9/1/18	514,571	503,446
Fannie Mae, Pool #730935	4.50	8/1/18	156,150	152,774
Fannie Mae, Pool #731076	5.50	7/1/18	87,976	89,718

Fannie Mae, Pool #732991	4.50	8/1/18	195,948	191,711
Fannie Mae, Pool #736048	5.00	8/1/33	167,272	164,010
Fannie Mae, Pool #737287	5.00	6/1/18	67,645	67,682
Fannie Mae, Pool #739450	5.50	8/1/33	2,593	2,599
Fannie Mae, Pool #740710	4.50	9/1/18	710,668	695,302
Fannie Mae, Pool #741317	5.50	10/1/18	0	0
Fannie Mae, Pool #741583	5.50	9/1/18	0	0
Fannie Mae, Pool #744728	4.00	10/1/18	0	0
Fannie Mae, Pool #758703	5.50	11/1/19	0	0
Fannie Mae, Pool #761243	5.50	6/1/19	0	0
Fannie Mae, Pool #766066	4.50	2/1/19	718,666	703,277
Fannie Mae, Pool #766662	6.50	3/1/34	504,548	523,810
Fannie Mae, Pool #779270	5.50	6/1/34	286,300	286,930
Fannie Mae, Pool #779414	5.50	6/1/19	123,479	125,924
Fannie Mae, Pool #782586	5.00	6/1/19	383,659	383,704
Fannie Mae, Pool #783710	5.50	7/1/34	1,124,202	1,126,673
Fannie Mae, Pool #784200	5.00	6/1/19	61,875	61,883
Fannie Mae, Pool #786388	5.50	7/1/34	295,680	296,330
Fannie Mae, Pool #786446	5.50	7/1/34	310,851	311,534
Fannie Mae, Pool #786489	5.50	7/1/34	307,821	308,498
Fannie Mae, Pool #819432	4.62	3/1/35	2,950,000	2,965,210
Fannie Mae, Series 1996-48, Class Z	7.00	11/25/26	405,135	427,614
Fannie Mae, Series 2003-87, Class TJ	4.50	9/25/18	450,000	429,711
Fannie Mae, Series 2004-28, Class PB	6.00	8/25/28	1,072,489	1,096,024
Fannie Mae, TBA	0.00	4/18/20	100,000	97,750
Fannie Mae, TBA	0.00	4/18/20	100,000	103,250
Fannie Mae, TBA	5.50	2/25/35	1,000,000	1,015,708
Fannie Mae, TBA	0.00	4/13/35	800,000	817,500
Fannie Mae, TBA	0.00	4/13/35	600,000	586,500
Fannie Mae, TBA	0.00	4/13/35	3,200,000	3,269,999
Freddie Mac	4.50	12/16/10	1,415,000	1,385,318
Freddie Mac	5.00	12/15/17	640,000	635,747
Freddie Mac	5.50	1/15/31	990,000	1,008,149
Freddie Mac, Gold Pool #170199	9.50	10/1/16	113,091	124,541
Freddie Mac, Gold Pool #183455	12.00	12/1/10	16,308	18,441
Freddie Mac, Gold Pool #360019	10.50	12/1/17	6,999	8,048
Freddie Mac, Gold Pool #555285	10.00	4/1/16	16,449	17,630
Freddie Mac, Gold Pool #A12118	5.00	8/1/33	993,285	974,626
Freddie Mac, Gold Pool #B13607	4.50	4/1/19	589,728	577,907
Freddie Mac, Gold Pool #C01104	8.00	12/1/30	15,826	17,033
Freddie Mac, Gold Pool #C01187	7.50	5/1/31	71,963	77,075
Freddie Mac, Gold Pool #C01372	7.50	5/1/32	75,911	81,210
Freddie Mac, Gold Pool #C01848	6.00	6/1/34	426,841	437,001
Freddie Mac, Gold Pool #C35806	7.50	2/1/30	381	408
Freddie Mac, Gold Pool #C41019	8.00	8/1/30	50,938	54,821
Freddie Mac, Gold Pool #C41473	7.50	8/1/30	46,788	50,112
Freddie Mac, Gold Pool #C41513	8.00	8/1/30	34,465	37,092
Freddie Mac, Gold Pool #C41563	8.00	8/1/30	5,541	5,963
Freddie Mac, Gold Pool #C42213	7.50	9/1/30	18,726	20,056
Freddie Mac, Gold Pool #C42635	8.00	10/1/30	96,401	103,749
Freddie Mac, Gold Pool #C43994	7.50	10/1/30	2,281	2,443
Freddie Mac, Gold Pool #C47558	7.50	2/1/31	8,663	9,278
Freddie Mac, Gold Pool #C48206	7.50	3/1/31	7,262	7,778
Freddie Mac, Gold Pool #C50601	8.00	4/1/31	70,765	76,137
Freddie Mac, Gold Pool #C58121	7.50	9/1/31	54,877	58,757
Freddie Mac, Gold Pool #C59301	7.50	10/1/31	25,146	26,924
Freddie Mac, Gold Pool #C65032	7.50	2/1/32	7,342	7,855
Freddie Mac, Gold Pool #C67274	7.50	5/1/32	52,420	56,079
Freddie Mac, Gold Pool #C68001	7.00	6/1/32	104,230	109,810
Freddie Mac, Gold Pool #D11089	9.50	10/1/17	98,697	106,884
Freddie Mac, Gold Pool #E00627	5.50	2/1/14	333,188	340,561
Freddie Mac, Gold Pool #E01137	6.00	3/1/17	251,028	259,412

Freddie Mac, Gold Pool #E01388	4.00	5/1/18	424,693	407,399
Freddie Mac, Gold Pool #E01653	4.50	6/1/19	717,274	702,896
Freddie Mac, Gold Pool #E84261	6.00	7/1/16	98,024	101,292
Freddie Mac, Gold Pool #E89400	6.00	4/1/17	23,321	24,100
Freddie Mac, Gold Pool #E90895	6.00	7/1/17	93,156	96,267
Freddie Mac, Gold Pool #E91323	6.00	9/1/17	243,966	252,113
Freddie Mac, Gold Pool #G01135	8.00	9/1/30	7,938	8,544
Freddie Mac, Gold Pool #G01311	7.00	9/1/31	9,369	9,876
Freddie Mac, Gold Pool #G01391	7.00	4/1/32	76,505	80,647
Freddie Mac, Gold Pool #M80813	4.00	4/1/10	645,211	632,173
Freddie Mac, TBA	0.00	4/18/20	300,000	306,000
Freddie Mac, TBA	0.00	4/13/35	200,000	204,625
Freddie Mac, TBA	0.00	4/20/35	500,000	513,438
Freddie Mae, TBA	0.00	4/13/35	1,400,000	1,369,375
Government National Mortgage Association, Pool #112784	12.00	2/15/14	8,413	9,755
Government National Mortgage Association, Pool #1277	11.50	9/20/19	5,379	5,535
Government National Mortgage Association, Pool #129961	11.00	8/15/15	29,036	33,226
Government National Mortgage Association, Pool #151321	10.50	3/15/16	1,621	1,882
Government National Mortgage Association, Pool #156617	11.00	1/15/16	27,268	31,223
Government National Mortgage Association, Pool #217447	10.50	6/15/19	6,648	7,725
Government National Mortgage Association, Pool #252625	10.50	10/15/18	7,294	8,579
Government National Mortgage Association, Pool #278126	10.50	6/15/19	6,032	7,108
Government National Mortgage Association, Pool #278323	10.50	7/15/19	52,483	61,747
Government National Mortgage Association, Pool #36890	10.00	11/15/09	16,190	17,393
Government National Mortgage Association, Pool #38484	11.00	3/15/10	6,577	7,201
Government National Mortgage Association, Pool #41625	11.00	7/15/10	9,026	9,883
Government National Mortgage Association, Pool #42444	11.00	9/15/10	9,693	10,613
Government National Mortgage Association, Pool #42710	11.00	9/15/10	11,930	13,062
Government National Mortgage Association, Pool #43080	11.00	8/15/10	10,802	11,827
Government National Mortgage Association, Pool #43285	11.00	8/15/10	579	634
Government National Mortgage Association, Pool #45290	11.00	12/15/10	50,347	55,124
Government National Mortgage Association, Pool #488233	6.00	4/15/29	20,299	20,913
Government National Mortgage Association, Pool #497630	6.00	2/15/29	11,386	11,730
Government National Mortgage Association, Pool #545212	7.00	12/15/30	3,757	3,974
Government National Mortgage Association, Pool #569326	6.00	4/15/32	1,184,377	1,219,244
Government National Mortgage Association, Pool #58625	12.00	11/15/12	13,735	15,814
Government National Mortgage Association, Pool #604723	6.00	10/15/33	725,517	746,064

Government National Mortgage Association, Pool #607183	6.00	11/15/33	150,816	155,087
Government National Mortgage Association, Pool #637301	6.50	11/15/34	93,388	97,576
Government National Mortgage Association, Pool #70492	12.00	9/15/13	14,112	16,339
Government National Mortgage Association, Pool #71155	12.00	8/15/13	20,578	23,835
Government National Mortgage Association, Pool #780315	9.50	12/15/17	28,021	30,877
Government National Mortgage Association, Pool #780379	10.50	8/15/21	9,446	10,949
Government National Mortgage Association, Pool #780384	11.00	12/15/17	20,053	22,887
Government National Mortgage Association, Pool #780554	10.00	5/15/19	66,080	76,222
Government National Mortgage Association, Pool #780609	9.50	9/15/22	15,616	17,440
Government National Mortgage Association, Pool #780914	6.00	11/15/28	103,186	106,322
Government National Mortgage Association, Pool #781459	6.00	6/15/32	282,546	290,970
Government National Mortgage Association, Pool #781548	7.00	11/15/32	210,670	222,774
Government National Mortgage Association, Pool #781590	5.50	4/15/33	911,821	920,978
Government National Mortgage Association, Pool #781690	6.00	12/15/33	686,725	706,173
Government National Mortgage Association, Pool #80094	4.75	7/20/27	13,431	13,631
Government National Mortgage Association, Pool #80114	3.75	9/20/27	26,013	26,364
Government National Mortgage Association, Pool #80123	4.125	10/20/27	47,479	48,321
Government National Mortgage Association, Pool #80137	4.125	11/20/27	42,300	43,035
Government National Mortgage Association, Pool #80145	4.125	12/20/27	10,909	11,095
Government National Mortgage Association, Pool #80156	3.375	1/20/28	15,348	15,674
Government National Mortgage Association, Pool #80916	3.75	5/20/34	1,258,874	1,238,353
Government National Mortgage Association, Pool #8585	3.375	1/20/25	48,021	48,854
Government National Mortgage Association, Pool #8595	3.375	2/20/25	126,354	128,840
Government National Mortgage Association, Pool #8611	3.375	3/20/25	41,322	42,042
Government National Mortgage Association, Pool #8621	3.375	4/20/25	59,015	58,956
Government National Mortgage Association, Pool #8631	3.375	5/20/25	117,522	117,403
Government National Mortgage Association, Pool #8644	3.375	6/20/25	34,777	35,197
Government National Mortgage Association, Pool #8664	3.75	7/20/25	42,398	42,866
Government National Mortgage Association, Pool # 604791	5.50	11/15/33	2,537,556	2,563,593

				64,977,020

U.S. Treasury Notes - 19.21%
U.S. Treasury Notes	2.50	10/31/06	18,785,000	18,441,591
U.S. Treasury Notes	3.00	12/31/06	3,935,000	3,885,045
U.S. Treasury Notes	3.125	1/31/07	8,210,000	8,116,997
U.S. Treasury Notes	3.75	3/31/07	8,600,000	8,593,283
U.S. Treasury Notes	4.75	5/15/14	1,250,000	1,273,438
U.S. Treasury Notes	4.00	2/15/15	5,325,000	5,116,159

				45,426,513

Corporate Bonds - 16.79%
AIG Sunamerica Global Finance*	6.90	3/15/32	165,000	192,089
Albertson’s, Inc.	8.00	5/1/31	105,000	123,609
Allstate Financial Global Funding *	6.15	2/1/06	325,000	331,086
American Express Bank FSB	2.93	11/21/07	600,000	600,365
American Express Centurion Bank	4.375	7/30/09	300,000	297,644
Anadarko Finance Co., Series B	7.50	5/1/31	60,000	73,621
Associates Corp. NA	6.25	11/1/08	170,000	180,058
Avalon Bay Communities, Inc.	7.50	12/15/10	175,000	196,449
Bank of America Corp.	5.25	2/1/07	225,000	229,259
Bank of America Corp.	3.875	1/15/08	40,000	39,484
Bank of America Corp.	7.80	2/15/10	545,000	617,213
Bank of America Corp.	4.375	12/1/10	150,000	147,687
Bank One Corp.	6.00	8/1/08	275,000	287,696
Bellsouth Corp.	4.20	9/15/09	375,000	366,563
Bellsouth Corp.	6.55	6/15/34	75,000	80,250
Berkshire Hathaway Finance	3.375	10/15/08	325,000	314,133
Berkshire Hathaway Finance Corp.	3.40	7/2/07	260,000	256,204
Berkshire Hathaway, Inc.*	4.125	1/15/10	385,000	375,614
Boston Scientific	5.45	6/15/14	130,000	132,531
Bristol-Myers Squibb	6.875	8/1/97	75,000	86,311
Burlington Northern Santa Fe	6.125	3/15/09	25,000	26,162
Carolina Power & Light	6.125	9/15/33	250,000	264,095
Citigroup, Inc.	3.50	2/1/08	500,000	488,218
Citigroup, Inc.	3.625	2/9/09	1,120,000	1,082,394
Citigroup, Inc.	4.25	7/29/09	785,000	773,137
Citigroup, Inc.	4.125	2/22/10	1,335,000	1,298,093
Comcast Cable Communications	6.375	1/30/06	258,000	262,553
Comcast Cable Communications	8.375	3/15/13	350,000	415,882
Comcast Corp.	7.625	2/15/08	170,000	181,669
Comcast Corp.	5.50	3/15/11	90,000	91,657
Comcast Corp.	7.05	3/15/33	275,000	307,585
Conoco Funding Co.	6.35	10/15/11	170,000	185,277
Consolidated Natural Gas, Series A	5.00	3/1/14	25,000	24,531
Consolidated Natural Gas, Series C	6.25	11/1/11	125,000	133,901
Daimler Chrysler AG	7.45	3/1/27	140,000	150,443
Deutsche Bank AG-NY	3.84	3/15/07	475,000	473,860
Devon Financing Corp., ULC	7.875	9/30/31	230,000	286,496
Dominion Resources, Inc.	7.195	9/15/14	250,000	283,523
Dominion Resources, Inc., Series A	8.125	6/15/10	85,000	97,236
Enterprise Products Partners	4.00	10/15/07	125,000	122,320
EOP Operating LP	7.00	7/15/11	370,000	407,480
Exelon Corp.	6.75	5/1/11	65,000	70,728
Federated Department Stores	7.00	2/15/28	75,000	81,116
Federated Department Stores	6.90	4/1/29	50,000	53,557
General Electric Capital Corp.	3.45	1/15/08	3,625,000	3,583,776
General Electric Capital Corp.	3.60	10/15/08	795,000	771,451
General Electric Capital Corp.	4.375	11/21/11	60,000	58,583
General Electric Capital Corp.	4.125	3/4/08	985,000	977,648
General Mills, Inc.	5.125	2/15/07	145,000	147,445
General Motors	7.20	1/15/11	475,000	428,817
General Motors Acceptance Corp.	7.75	1/19/10	220,000	211,309
General Motors Acceptance Corp.	7.25	3/2/11	150,000	139,430
General Motors Acceptance Corp.	8.375	7/5/33	160,000	181,282

Household Finance Corp.	4.125	12/15/08	660,000	648,211
HSBC Bank USA	3.875	9/15/09	215,000	208,138
HSBC Finance Corp.	4.75	5/15/09	200,000	200,262
Irwin Land LLC	5.30	12/15/35	290,000	276,167
JP Morgan Chase & Co.	5.35	3/1/07	360,000	367,271
Kraft Foods, Inc.	6.25	6/1/12	5,000	5,375
Liberty Mutual Group*	6.50	3/15/35	160,000	153,892
Lockheed Martin Corp.	8.50	12/1/29	140,000	189,697
Lockheed Martin Corp.	7.20	5/1/36	170,000	205,879
Massachusetts Mutual Life	7.625	11/15/23	108,000	133,110
May Department Stores Co.	5.75	7/15/14	75,000	75,222
May Department Stores Co.	6.70	7/15/34	75,000	77,243
Merck & Co., Inc.	4.375	2/15/13	225,000	216,597
Merck & Co., Inc.	4.75	3/1/15	300,000	289,270
Monumental Global Funding*	5.20	1/30/07	475,000	483,906
National City Bank	3.375	10/15/07	390,000	382,459
National Westminster Bank	7.375	10/1/09	225,000	249,469
Nationwide Building Society*	4.25	2/1/10	250,000	244,656
New Jersey Bell Telephone	7.85	11/15/29	40,000	47,046
News America, Inc.	7.30	4/30/28	100,000	111,427
News America, Inc.	7.28	6/30/28	25,000	27,842
News America, Inc.	7.625	11/30/28	110,000	126,691
News America. Inc.*	6.20	12/15/34	235,000	232,360
Northrop Grumman Corp.	4.08	11/16/06	295,000	294,619
Northrop Grumman Corp.	7.125	2/15/11	75,000	83,639
Northrop Grumman Corp.	7.875	3/1/26	100,000	125,590
Occidental Petroleum Corp.	8.45	2/15/29	80,000	107,843
Pennsylvania Electric Co.	5.125	4/1/14	100,000	98,089
Phillips Petroleum Co.	7.00	3/30/29	60,000	70,745
Protective Life Secured Trust, Series MTN	3.70	11/24/08	210,000	206,069
Pulte Homes, Inc.	5.20	2/15/15	175,000	165,238
Resolution Funding Corp., Zero Coupon	0.00	7/15/18	75,000	38,650
Resolution Funding Corp., Zero Coupon	0.00	10/15/18	75,000	38,092
Rouse Co.	5.375	11/26/13	350,000	334,933
SBC Communications	4.125	9/15/09	75,000	72,947
SBC Communications	6.45	6/15/34	240,000	249,816
Schering-Plough Corp.	6.75	12/1/33	125,000	139,855
Scottish Power PLC	4.91	3/15/10	275,000	275,040
SLM Corp.	4.00	1/15/10	575,000	557,767
SLM Student Loan Trust, Series 2003-4, Class A3	2.59	12/15/15	2,225,000	2,229,516
SLM. Corp.	5.625	4/10/07	275,000	281,875
Small Business Administration	4.52	2/10/13	609,598	600,823
Small Business Administration	4.50	2/10/14	776,557	760,311
Southwest Airlines Co.	5.125	3/1/17	100,000	93,854
Sprint Capital Corp.	6.875	11/15/28	60,000	64,429
Sprint Capital Corp.	8.75	3/15/32	75,000	97,302
Start	1.55	1/21/09	919,492	919,491
State Street Bank & Trust	0.00	12/11/06	450,000	449,775
Statoil	5.125	4/30/14	220,000	221,244
Suntrust Bank	3.625	10/15/07	415,000	407,752
Suntrust Bank	4.00	10/15/08	160,000	157,924
Suntrust Bank	3.04	6/15/09	150,000	150,092
Suntrust Bank	4.415	6/15/09	275,000	273,185
TCI Communications, Inc.	7.875	8/1/13	170,000	198,300
TCI Communications, Inc.	7.875	2/15/26	10,000	12,200
TIAA Global Markets*	5.00	3/1/07	375,000	380,425
TIAA Global Markets*	3.875	1/22/08	300,000	296,154
Time Warner, Inc.	8.18	8/15/07	275,000	296,184
Time Warner, Inc.	7.57	2/1/24	115,000	133,103
Time Warner, Inc.	6.95	1/15/28	30,000	32,660

Time Warner, Inc.	6.625	5/15/29	300,000	315,201
Time Warner, Inc.	7.70	5/1/32	100,000	118,719
Turner Broadcasting Co.	8.375	7/1/13	30,000	35,723
TXU Corp.*	6.50	11/15/24	300,000	286,683
US Bancorop, Series MTNN	3.95	8/23/07	55,000	54,752
US Bank NA	2.40	3/12/07	300,000	291,231
USAA Capital Corp.*	4.00	12/10/07	240,000	238,291
Verizon Global Funding Corp.	7.75	12/1/30	205,000	247,763
Verizon New Jersey, Inc., Series A	5.875	1/17/12	70,000	72,601
Verizon Pennsylvania, Series A	5.65	11/15/11	5,000	5,134
Verizon Virginia, Inc.	4.625	3/15/13	425,000	406,157
Viacom, Inc.	7.875	7/30/30	75,000	89,087
Wachovia Corp.	6.30	4/15/08	280,000	294,307
Wellpoint, Inc.*	5.95	12/15/34	245,000	245,994
Wells Fargo Bank NA, Series BKNT	7.80	6/15/10	225,000	226,909
Wells Fargo Co.	4.00	8/15/08	570,000	561,569
Wells Fargo Co.	4.20	1/15/10	1,110,000	1,085,327
World Savings Bank FSB	4.125	3/10/08	275,000	272,522

				39,705,211

Collateralized Mortgage Obligations - 10.69%
Asset Securitization Corp., Series 1997-D5, Class A1C	6.75	2/14/43	625,000	659,822
Banc of America Commercial Mortgage, Inc., Series 2001-1, Class A2	6.50	4/15/36	1,180,000	1,278,261
Bank of America Alternative Loan Trust, Series 2004-5, Class 4A1	5.00	6/25/19	622,024	626,459
Bank of America Alternative Loan Trust, Series 2004-6, Class 4A1	5.00	7/25/19	642,002	630,656
Bear Stearns Commerical Mortgage Securities Corp., Series 2005-PWR7, Class A2	4.945	2/11/41	1,190,000	1,189,262
Chase Commercial Mortgage Securities Corp., Series 1999-2, Class A2	7.20	1/15/32	220,000	241,766
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A2	7.76	4/15/32	505,000	558,004
Commercial Mortgage Pass-Through Certificate, Series 2000-C1, Class A2	7.42	8/15/33	820,000	907,083
Commericial Mortgage Acceptance Corp., Series 1998-C2, Class A2	6.03	9/15/30	1,456,805	1,507,616
Countrywide Alternative Loan Trust, Series 2004-27CB, Class A1	6.00	12/25/34	1,284,141	1,307,786
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A1B	6.46	3/10/32	275,000	291,647
Fannie Mae, Series 2003-16, Class BC	5.00	3/25/18	290,000	286,301
Fannie Mae, Series 2004-88, Class HA	6.50	7/25/34	647,736	675,419
Fannie Mae, Series 2004-99, Class AO	5.50	1/25/34	1,014,400	1,026,222
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 1999-C1, Class A2	6.175	5/15/33	235,000	247,683
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 1999-C2, Class A2	6.945	9/15/33	350,000	377,907
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 1999-C3, Class A2	7.18	8/15/36	939,736	1,025,342
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 2000-C2, Class A2	7.455	8/16/33	860,000	958,605
General Motors Acceptance Corp. Commerical Mortgage Securities, Inc., Series 2000-C1, Class A2	7.72	3/15/33	960,000	1,070,914

GS Mortgage Securities Corp. II, Series 1998-C1, Class A3	6.135	10/18/30	1,580,106	1,649,147
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A4	4.96	8/10/38	985,000	990,719
GSR Mortgage Loan Trust, Series 2004-9, Class 4A1	4.07	8/25/34	2,167,197	2,119,613
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC, Class A3	6.26	3/15/33	270,000	289,771
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A5	4.65	1/12/37	1,080,000	1,060,403
JP Morgan Commercial Mortgage Finance Corp., Series 2000-C10, Class A2	7.37	8/15/32	785,000	869,394
Kidder Peabody Mortgage Assets Trust, Series B, Class A2, IO	9.50	4/22/18	284	69
LB Commercial Conduit Mortgage Trust, Series 1998-C4, Class A1B	6.21	10/15/35	875,000	919,737
LB-UBS Commercial Mortgage Trust, Series 2000-C4, Class A2	7.37	8/15/26	710,000	791,193
Master Alternative Loans Trust, Series 2004-4, Class 1A1	5.50	5/25/34	609,408	593,765
Morgan Stanley Capital I, Series 1998-HF2, Class A2	6.48	11/15/30	245,000	258,200
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A4	5.01	12/15/35	875,000	871,194

				25,279,960

U.S. Treasury Bonds - 8.47%
U.S. Treasury Bonds	10.375	11/15/12	1,470,000	1,703,019
U.S. Treasury Bonds	8.125	8/15/19	7,490,000	10,076,671
U.S. Treasury Bonds	8.75	8/15/20	2,200,000	3,137,064
U.S. Treasury Bonds	8.00	11/15/21	600,000	814,781
U.S. Treasury Bonds	6.00	2/15/26	500,000	571,973
U.S. Treasury Bonds	6.125	11/15/27	1,930,000	2,256,367
U.S. Treasury Bonds	5.375	2/15/31	1,340,000	1,460,443

				20,020,318

Short - Term Investments - 6.34%
Liquidity Management Control System Time Deposit	1.00	4/1/05	14,994,261	14,994,261

Asset Backed Securities - 5.70%
Chase Issuance Trust, Series 2004-A9, Class A9	3.22	6/15/10	1,475,000	1,438,546
Citibank Credit Card Issuance Trust, Series 2003-A6, Class A6	2.90	5/17/10	1,025,000	980,906
Citibank Credit Card Issuance Trust, Series 2004-A1, Class A1	2.55	1/20/09	1,800,000	1,751,497
Citibank Credit Card Issuance Trust, Series 2004-A4, Class A4	3.20	8/24/09	1,825,000	1,781,725
Countrywide Asset-Backed Certificates, Series 2004-14, Class A4	2.93	6/25/35	1,539,964	1,546,128
Ford Credit Auto Owner Trust, Series 2004-A, Class A3	2.93	3/15/08	2,150,000	2,122,157
Ford Credit Auto Owner Trust, Series 2005-A, Class A3	3.48	11/15/08	1,975,000	1,956,374
MBNA Credit Card Master Note Trust, Series 2004-A4, Class A4	2.70	9/15/09	1,450,000	1,409,064
MBNA Master Credit Card Trust, Series 1999-B, Class A	5.90	8/15/11	460,000	483,959

				13,470,356

U.S Government Agency Discount Notes - 5.33%
Federal Home Loan Discount Note	0.00	4/1/05	12,600,000	12,599,160

Foreign Bonds - 3.52%
Aid-Israel	5.50	4/26/24	875,000	924,344
Aid-Israel	5.50	9/18/33	380,000	404,702
Bank Of Scotland Treasury Services	3.50	11/30/07	460,000	450,532
British Telecom PLC	8.875	12/15/30	10,000	13,325
Bundersrepublic	4.75	7/4/34	275,000	394,697
Canadian National Railways	6.25	8/1/34	50,000	54,604
Deutsche Telekom International Finance	8.25	6/15/05	75,000	75,723
Deutsche Telekom International Finance	8.75	6/15/30	145,000	189,638
Deutschland (Bundersrepublic)	4.00	1/4/37	500,000	636,579
Diageo Capital PLC	3.375	3/20/08	265,000	257,804
Eksportsfinans	3.375	1/15/08	995,000	972,855
Encana Corp.	6.50	8/15/34	375,000	410,312
France Telecom	9.25	3/1/31	100,000	131,615
HBOS Treasury Services PLC	3.60	8/15/07	210,000	206,720
Nationwide Building Society	3.50	7/31/07	525,000	516,311
Quebec Province	5.00	7/17/09	180,000	183,276
Suncor Energy, Inc., Yankee	5.95	12/1/34	75,000	78,368
Telecom Italia Capital*	4.95	9/30/14	80,000	76,632
Telecom Italia Capital*	6.00	9/30/34	275,000	266,291
Telefonica Europe BV	7.75	9/15/10	150,000	170,161
Tyco International Group SA, Yankee	6.125	11/1/08	150,000	157,407
United Mexican States	8.375	1/14/11	485,000	551,930
United Mexican States	8.125	12/30/19	150,000	171,900
United Mexican States	8.00	9/24/22	505,000	573,175
Vodafone Group PLC	7.75	2/15/10	290,000	327,532
XL Capital Ltd.	6.375	11/15/24	130,000	135,719

				8,332,152

U.S. Treasury Strips - 0.16%
Fannie Mae Strip, Series SO	0.00	11/15/27	1,170,000	383,662

Municipal Bonds - 0.13%
California State Department of Water Resources & Power Supply Revenue, Series E	3.975	5/1/05	150,000	150,048
Ohana Military Communities LLC, Housing	6.19	4/1/49	150,000	162,135

Revenue, Series A, Class I*
				312,183

Total Investments (Cost $246,842,394) (a) - 103.82%				245,500,796
Liabilities in excess of other assets - (3.82)%				(9,029,015)

NET ASSETS - 100.00%				$236,471,781

Percentages indicated are based on net assets of $236,471,781.

(a)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of recognized for federal reporting purposes in excess of federal income tax reporting of approximately $351,423. Cost for federal income tax purposes and differs from value by net unrealized of securities as follows:

Unrealized appreciation	$1,186,774
Unrealized depreciation	$(2,528,372)

Net unrealized depreciation	$(1,341,598)

*	Represents a restricted security, purchased under rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

IO – Interest Only

PO – Principal Only

TBA – Security is subject to delayed delivery

Futures

Number of Contracts	Futures Contracts Long	Market Value	Expiration Date	Unrealized Gain/(Loss)
27	90-Day Euro Future	$6,481,688	September-05	$(30,804)
27	90-Day Euro Future	$6,464,138	December-05	$(35,867)
5	U.S. Treasury 10 Year Note	$546,484	June-05	$401
36	U.S. Treasury Long Bond	$4,009,500	June-05	$(17,877)

	Total Unrealized (Loss)			$(84,147)

Number of Contracts	Futures Contracts Short	Market Value	Expiration Date	Unrealized Gain/(Loss)
(27)	Euro Dollar Future	$(3,941,051)	June-05	$(16,055)
(47)	U.S. Treasury 5 Year Note	$(5,033,406)	June-05	$16,968

	Total Unrealized Gain			$913

	Net Unrealized (Loss)			$(83,234)

Foreign Currency Contracts

Contract Amount (Local Currency)	Currency	Trade Date	Settlement Date	Value on 3/31/2005	Unrealized Gain/(Loss)
	Currencies Sold
161,600	Euro	3/9/2005	4/26/2005	$209,503	$7,506
488,150	Euro	3/16/2005	4/26/2005	$632,851	$22,485
310,631	Euro	3/17/2005	4/26/2005	$402,711	$13,284

	Total Currencies Sold				$43,275

	Net Unrealized Gain				$43,275

Contracts		Value
Call Options Written
(54,000.00)	April FNMA TBA 30-Year Note at 5.5% Expires 4/6/05, strike price 101-23/32	$(1,674)
(27,500.00)	April FNMA TBA 30-Year Note at 5.5% Expires 4/6/05, strike price 101-24.5/32	$(220)
	Total Call Options Written Cost ($21,430)	$(1,894)

Put Options Written
(9.00)	September 2005 10-Year U.S.Treasury Note Future Expires 8/26/05, strike price 105	$(3,656)
(40.00)	September 2005 10-Year U.S.Treasury Note Future Expires 8/26/05, strike price 105	$(23,125)
	Total Put Options Written Cost ($38,503)	$(26,781)

	Total Options Written Cost ($59,933)	$(28,675)

See notes to Schedule of Investments.

THE HIRTLE CALLAGHAN TRUST

High Yield Bond Portfolio

Portfolio of Investments - March 31, 2005 (Unaudited)

Shares or Principal Amount		Rate %	Maturity Date	Value
	Corporate Bonds - 95.16%
$150,000	Abitibi-Consolidated, Inc.	7.40	4/1/18	$132,000
1,175,000	Abitibi-Consolidated, Inc.	7.50	4/1/28	995,813
1,065,000	Adelphia Communications Corp. (b)	9.50	3/1/05	1,102,275
1,015,000	Adelphia Communications Corp. (b)	0.00	1/15/07	1,040,375
1,925,000	Adelphia Communications Corp. (b)	0.00	10/1/07	1,925,000
2,500,000	Adelphia Communications Corp. (b)	8.38	12/15/07	2,525,000
2,150,000	Adelphia Communications Corp. (b)	0.00	6/15/11	1,983,375
2,190,000	Allbritton Communication	7.75	12/15/12	2,157,150
1,750,000	American Tower Corp.	7.25	12/1/11	1,806,875
2,000,000	American Tower Corp.*	7.13	10/15/12	1,990,000
1,800,000	Arch Western Finance	6.75	7/1/13	1,809,000
1,200,000	Bio-Rad Laboratories, Inc.*	6.13	12/15/14	1,176,000
2,350,000	Boise Cascade LLC*	7.13	10/15/14	2,379,375
2,500,000	Buckeye Technologies, Inc.	8.00	10/15/10	2,475,000
1,000,000	Buckeye Technologies, Inc.	8.50	10/1/13	1,050,000
565,000	Burns Philip Capital Property, Ltd.	9.75	7/15/12	615,850
1,000,000	Caraustar Industries, Inc.	9.88	4/1/11	1,050,000
1,400,000	Cascades, Inc.	7.25	2/15/13	1,435,000
2,125,000	CBD Media/CBD Finance	8.63	6/1/11	2,188,750
2,000,000	Chesapeake Energy Corp.*	6.38	6/15/15	1,975,000
2,500,000	Church & Dwight Co., Inc.*	6.00	12/15/12	2,437,500
1,250,000	CMS Energy Corp.	7.75	8/1/10	1,303,125
1,225,000	Comcast Cable Communications	10.63	7/15/12	1,564,433
2,850,000	Community Health Systems*	6.50	12/15/12	2,778,750
850,000	Crown Castle International Corp.	7.50	12/1/13	932,875
604,000	CSC Holdings, Inc.	7.88	2/15/18	640,240
699,000	CSC Holdings, Inc.	7.63	7/15/18	726,960
600,000	CSC Holdings, Inc.	8.13	8/15/09	633,000
2,000,000	CSC Holdings, Inc.*	6.75	4/15/12	1,985,000
1,132,000	Denbury Resources, Inc.	7.50	4/1/13	1,160,300
420,000	Dole Foods Co.	8.63	5/1/09	441,000
1,700,000	Dole Foods Co.	7.25	6/15/10	1,717,000
1,885,000	Dole Foods Co.	8.88	3/15/11	2,026,375
800,000	Dole Foods Co.	8.75	7/15/13	856,000
1,000,000	Dresser-Rand Group, Inc.*	7.38	11/1/14	1,000,000
1,825,000	Echostar DBS Corp.	6.38	10/1/11	1,788,500
560,000	Encompass Services Corp.	10.50	5/1/09	—
1,390,000	Encore Aquistion Co.	6.25	4/15/14	1,390,000
1,290,000	Entercom Radio/Capital	7.63	3/1/14	1,341,600
650,000	Entravision Communication Corp.*	8.13	3/15/09	680,875
400,000	Equistar Chemicals LP	8.75	2/15/09	429,000
1,200,000	Evergreen Resources, Inc.	5.88	3/15/12	1,220,396
1,250,000	Extendicare Health Services	6.88	5/1/14	1,234,375
1,850,000	Fisher Scientific International*	6.75	8/15/14	1,877,750
510,000	Forest Oil Corp.	7.75	5/1/14	540,600
485,000	Glencore Nickel (b)	0.00	12/1/14	—
425,000	Gray Television, Inc.*	9.25	12/15/11	459,000
400,000	HCA, Inc.	6.95	5/1/12	415,182
1,325,000	HCA, Inc.	6.25	2/15/13	1,314,673
1,426,000	HCA, Inc.	7.50	12/15/23	1,445,001
750,000	Houston Exploration Co.	7.00	6/15/13	761,250
4,100,000	Intertape Polymer US, Inc.	8.50	8/1/14	4,030,648
2,050,000	Jefferson Smurfit Corp.	8.25	10/1/12	2,106,375

575,000	Jefferson Smurfit Corp.	7.50	6/1/13	572,125
165,000	JohnsonDiversey, Inc.	9.63	5/15/12	241,719
640,000	JohnsonDiversey, Inc.	9.63	5/15/12	688,000
2,225,000	KCS Energy, Inc.	7.13	4/1/12	2,247,250
1,000,000	Key Energy Services, Inc.	6.38	5/1/13	965,000
1,990,000	Kraton Polymers LLC/Capital Corp.*	8.13	1/15/14	1,885,525
2,000,000	L-3 Communications Corp	5.88	1/15/15	1,920,000
2,605,000	L-3 Communications Corp.	6.13	7/15/13	2,585,463
1,000,000	L-3 Communications Corp.	6.13	1/15/14	985,000
1,600,000	MDP Acquisitions PLC	9.63	10/1/12	1,728,000
2,000,000	Morris Publishing Group	7.00	8/1/13	1,980,000
2,695,000	Nalco Co.	7.75	11/15/11	2,802,800
1,897,000	Nalco Co.	8.88	11/15/13	2,029,790
3,150,000	Nextel Communications	7.38	8/1/15	3,327,188
3,000,000	NTL Cable PLC*	8.75	4/15/14	3,232,500
1,400,000	Ommicare, Inc.	8.13	3/15/11	1,473,500
1,750,000	Ommicare, Inc.	6.13	6/1/13	1,701,875
1,095,000	Owens-Illinois, Inc.	7.35	5/15/08	1,125,113
2,500,000	Petrobras Energia SA*	8.13	7/15/10	2,500,000
1,425,000	Pogo Producing	6.88	11/15/13	1,496,250
3,625,000	Range Resources Corp.	7.38	7/15/13	3,697,499
685,000	Republic Technologies International (b)	0.00	7/15/09	6,850
1,500,000	Rhodia SA	7.63	6/1/10	1,485,000
1,067,991	Rhythms NetConnections, Inc., Series B (b)	0.00	2/15/10	107
1,787,080	Rhythms NetConnections, Inc., Series B, SUB (b)	0.00	5/15/08	179
1,025,000	Salem Communications	7.75	12/15/10	1,062,156
3,400,000	Select Medical Corp.*	7.63	2/1/15	3,399,999
1,000,000	Sinclair Broadcast Group, Inc.	8.75	12/15/11	1,050,000
2,000,000	Sinclair Broadcast Group, Inc.	8.00	3/15/12	2,040,000
1,285,000	Smithfield Foods, Inc.	7.75	5/15/13	1,362,100
1,700,000	Southern Star Central Corp.	8.50	8/1/10	1,810,500
2,470,000	Spectrasite, Inc.	8.25	5/15/10	2,574,975
1,055,000	Stone Container Corp.	8.38	7/1/12	1,089,288
335,000	Stone Energy Corp.*	8.25	12/15/11	349,238
500,000	Sun Media	7.63	2/15/13	520,000
600,000	Susquehanna Media Co.	7.38	4/15/13	618,000
825,000	Sybron Dental Specialties, Inc.	8.13	6/15/12	884,813
1,900,000	TD Funding Corp.	8.38	7/15/11	1,959,375
1,900,000	Tenet Healthcare Corp.	6.50	6/1/12	1,748,000
7,840,000	Tenet Healthcare Corp.*	6.88	11/15/31	6,271,999
3,000,000	Texas Genco LLC*	6.88	12/15/14	3,007,500
1,800,000	Triad Hospitals, Inc.	7.00	5/15/12	1,818,000
2,675,000	Videotron Ltee	6.88	1/15/14	2,688,375
1,000,000	VWR International, Inc.	6.88	4/15/12	1,002,500
2,350,000	VWR International, Inc.	8.00	4/15/14	2,379,375
7,871	XO Communications, Inc.	0.00		79

	Total Corporate Bonds (Cost $151,246,939)			$151,362,626

	Foreign Bond - 0.00%
1,955,000	Murrin Murrin Holdings, Ltd. (b)	0.00	8/31/07	$0

	Total Foreign Bond (Cost $0)			$0

	Time Deposit - 0.06%
	Bank holding companies - 0.06%
	Eurodollar Time Deposit, .40%, 4/1/05			$93,752

	Total Time Deposit (Cost $93,752)			$93,752

	Warrants - 0.02%
	Media - 0.02%
470	XM Satellite Radio, Inc., Strike Price $44.69, 3/15/10 (c)			$32,900

	Steel Manufacturing/Products - 0.00%

685	Republic Technologies International, Strike Price $0.01, 7/15/09 (c)	7

	Total Warrants (Cost $70,569)	$32,907

	Common/Preferred Stocks - 2.10%
	Fiber Optics - 0.00%
672	Viatel Holding (Bermuda), Ltd. (c)	$504

	Media - 0.00%
285,971	Paxson Communications Corp. (b)	0
310,702	Paxson Communications Corp. (b)	0

	Telecom Services - 2.10%
187,559	Telewest Global, Inc. (c)	3,336,675
27	Dobson Communications	18,900

	Total Common/Preferred Stocks (Cost $1,644,365)	$3,356,079

	Total Investments (Cost $153,055,625) (a) - 97.34%	$154,845,364
	Liabilities in excess of other assets - 2.66%	4,233,046

	Net Assets - 100.00%	$159,078,410

Percentages indicated are based on net assets of $159,078,410.

(a)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $79,124. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows

Unrealized appreciation	$6,047,489
Unrealized depreciation	(4,257,750)

Net unrealized appreciation	$1,789,739

(b)	Issuer has defaulted on the payment of interest.
(c)	Represents non-income producing securities
*	Represents a restricted security, purchased under rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. These securities may by resold in transactions exempt from registration, normally to qualified institutional buyers.

IO - Interest Only

PO - Principal Only

TBA - Security in subject to delayed delivery

See notes to the Schedule of Investments.

The Hirtle Callaghan Trust

Notes to Schedules of Investments – March 31, 2005

(Unaudited)

1. DESCRIPTION. The Hirtle Callaghan Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-ended management series investment company. The Trust was organized as a Delaware business trust on December 15, 1994. The Trust currently offers eight separate investment portfolios: The Value Equity Portfolio (“Value Portfolio”), The Growth Equity Portfolio (“Growth Portfolio”), The Small Capitalization Equity Portfolio (“Small Cap Portfolio”), The International Equity Portfolio (“International Portfolio”), The Fixed Income Portfolio (“Fixed Income Portfolio”), The Intermediate Term Municipal Bond Portfolio (“Intermediate Municipal Portfolio”), The Fixed Income II Portfolio (“Fixed Income II Portfolio”), and The High Yield Bond Portfolio (“High Yield Portfolio”).

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund. However, based on experience, the Trust expects the risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies followed by the Portfolios:

A. Portfolio Valuation. The net asset value per share of the Portfolios is determined once on each business day as of the close of the New York Stock Exchange, which is normally 4 p.m. Eastern Time. Each Portfolio’s net asset value per share is calculated by adding the value of all securities and other assets of the Portfolio, subtracting its liabilities and dividing the result by the number of its outstanding shares. In valuing the Portfolios’ assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the last sale price on the business day that such value is being determined. Equity securities listed on a foreign exchange are valued at the last quoted sales price available before the time when such securities are to be valued, provided that where such securities are denominated in foreign currencies, such prices will be converted into U.S dollars at the bid price of such currencies against U.S. dollars last quoted by any major bank. If there have been no sales on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the current or last bid price. If no market quotations can be obtained from a customary pricing source, the Fund shall attempt to obtain a minimum of two broker quotes for the security and the security will be valued at the mean between the highest and lowest ask price obtained. If no quotation is available from either a listed pricing source or two brokers, the security is valued by such method as the Trust’s Board of Trustees (“Board”) shall determine in good faith to reflect the security’s fair value. All other assets of each portfolio are valued in such manner as the Board in good faith deems appropriate to reflect their fair value. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Board. Pursuant to procedures adopted by the Board, any of the Portfolios may use a pricing service, bank, or broker-dealer experienced in such matters to value the Portfolio’s securities.

B. Securities Transactions and Investment Income. Portfolio security transactions are reflected no later than in the first calculation on the first business day following trade date. However, for financial reporting purposes, portfolio security transactions are reported on trade date. Dividend income is recognized on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on investments, where applicable, is accrued daily, as earned. Realized gains and losses from securities transactions are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Realized gains and losses from paydown transactions on mortgage and asset backed securities are reclassified as investment income or loss for book accounting purposes.

Item 2.	Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By (Signature and Title)*	/s/ DONALD E. CALLAGHAN
	Name:	Donald E. Callaghan
	Title:	Principal Executive Officer
	Date:	May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ ROBERT J. ZION
	Name:	Robert J. Zion
	Title:	Principal Financial Officer
	Date:	May 27, 2005